UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.5%
Consumer Discretionary — 14.9%
	Auto Components — 0.4%
43	Gentex Corp.	845

	Distributors — 1.0%
46	Genuine Parts Co.	2,060

	Hotels, Restaurants & Leisure — 2.5%
18	Darden Restaurants, Inc.	779
35	McDonald's Corp.	2,578
39	Yum! Brands, Inc. (c)	1,778

		5,135
	Household Durables — 0.4%
20	Tupperware Brands Corp.	892

	Leisure Equipment & Products — 0.5%
22	Hasbro, Inc.	984

	Media — 4.7%
41	McGraw-Hill Cos., Inc. (The) (c)	1,339
49	Omnicom Group, Inc.	1,946
117	Regal Entertainment Group, Class A	1,530
38	Time Warner Cable, Inc.	2,057
67	Time Warner, Inc.	2,054
1	Washington Post Co. (The), Class B (c)	559

		9,485
	Specialty Retail — 4.0%
133	Gap, Inc. (The)	2,485
39	Home Depot, Inc.	1,235
59	Tiffany & Co. (c)	2,763
38	TJX Cos., Inc.	1,687

		8,170
	Textiles, Apparel & Luxury Goods — 1.4%
18	NIKE, Inc., Class B	1,418
18	V.F. Corp.	1,426

		2,844
	Total Consumer Discretionary	30,415
Consumer Staples — 8.6%
	Beverages — 1.4%
51	Coca-Cola Co. (The)	2,967

	Food & Staples Retailing — 0.9%
34	Wal-Mart Stores, Inc.	1,793

	Food Products — 2.6%
56	General Mills, Inc.	2,039
35	JM Smucker Co. (The)	2,137
19	Mead Johnson Nutrition Co.	1,058

		5,234
	Household Products — 0.9%
15	Kimberly-Clark Corp.	976
15	Procter & Gamble Co. (The)	887

		1,863
	Tobacco — 2.8%
19	Lorillard, Inc.	1,502
76	Philip Morris International, Inc.	4,246
		5,748
	Total Consumer Staples	17,605
Energy — 13.1%
	Oil, Gas & Consumable Fuels — 13.1%
77	Chevron Corp.	6,225
94	ConocoPhillips	5,426
28	Energy Transfer Equity LP	1,039
51	EQT Corp.	1,854
63	Exxon Mobil Corp.	3,874
23	Marathon Oil Corp.	748
33	NuStar GP Holdings LLC	1,119
26	Occidental Petroleum Corp.	2,036
47	Spectra Energy Corp.	1,060
67	Teekay Corp., (Canada) (c)	1,780
86	Williams Cos., Inc. (The)	1,634

	Total Energy	26,795
Financials — 19.4%
	Capital Markets — 3.3%
57	Northern Trust Corp.	2,755
50	T. Rowe Price Group, Inc.	2,503
54	W.P. Carey & Co. LLC	1,549

		6,807
	Commercial Banks — 5.3%
47	BancorpSouth, Inc. (c)	672
58	BB&T Corp.	1,389
24	City National Corp. (c)	1,290
22	M&T Bank Corp. (c)	1,767
92	TCF Financial Corp. (c)	1,493
167	Wells Fargo & Co.	4,199

		10,810
	Consumer Finance — 1.0%
46	American Express Co.	1,925

	Insurance — 5.9%
26	Assurant, Inc.	1,038
31	Chubb Corp.	1,738
43	Cincinnati Financial Corp.	1,229
45	MetLife, Inc.	1,715
94	Old Republic International Corp. (c)	1,298
67	OneBeacon Insurance Group Ltd., Class A	953
54	Travelers Cos., Inc. (The)	2,788
48	Validus Holdings Ltd., (Bermuda)	1,265

		12,024
	Real Estate Investment Trusts (REITs) — 3.6%
35	Acadia Realty Trust	673
33	Agree Realty Corp.	841
14	Alexandria Real Estate Equities, Inc. (c)	959
25	National Health Investors, Inc.	1,079
13	Public Storage (c)	1,271
64	Regency Centers Corp. (c)	2,514

		7,337
	Thrifts & Mortgage Finance — 0.3%
54	People's United Financial, Inc. (c)	700

	Total Financials	39,603
Health Care — 11.6%
	Health Care Equipment & Supplies — 1.0%
28	Becton, Dickinson & Co. (c)	2,045
	Health Care Providers & Services — 1.1%
91	Lincare Holdings, Inc.	2,271
	Pharmaceuticals — 9.5%
17	Abbott Laboratories	883
71	Johnson & Johnson	4,374
140	Merck & Co., Inc.	5,153
53	Novartis AG, (Switzerland), ADR (c)	3,051
347	Pfizer, Inc.	5,955
		19,416
	Total Health Care	23,732
Industrials — 13.2%
	Aerospace & Defense — 3.1%
47	Honeywell International, Inc.	2,061
60	United Technologies Corp.	4,267
		6,328
	Air Freight & Logistics — 0.7%
23	United Parcel Service, Inc., Class B	1,514
	Commercial Services & Supplies — 0.6%
38	Republic Services, Inc.	1,168
	Electrical Equipment — 2.1%
27	Cooper Industries plc	1,336
54	Emerson Electric Co.	2,838
		4,174
	Industrial Conglomerates — 1.3%
31	3M Co.	2,653
	Machinery — 2.5%
21	Deere & Co.	1,480
37	Illinois Tool Works, Inc.	1,721
41	Snap-On, Inc. (c)	1,888
		5,089
	Marine — 0.8%
138	Seaspan Corp., (Hong Kong)	1,699
	Road & Rail — 0.3%
9	Norfolk Southern Corp.	525
	Trading Companies & Distributors — 1.8%
37	Fastenal Co. (c)	1,989
15	W.W. Grainger, Inc. (c)	1,727
		3,716
	Total Industrials	26,866
Information Technology — 3.4%
	Electronic Equipment, Instruments & Components — 0.6%
43	Tyco Electronics Ltd., (Switzerland)	1,268
	IT Services — 0.9%
14	International Business Machines Corp.	1,811
	Semiconductors & Semiconductor Equipment — 0.8%
79	Intel Corp.	1,511

	Software — 1.1%
91	Microsoft Corp.	2,236

	Total Information Technology	6,826
Materials — 5.8%
	Chemicals — 4.1%
29	Air Products & Chemicals, Inc.	2,360
46	E.l. du Pont de Nemours & Co.	2,048
31	PPG Industries, Inc.	2,228
22	Sherwin-Williams Co. (The)	1,631

		8,267
	Construction Materials — 0.3%
15	Vulcan Materials Co. (c)	569

	Containers & Packaging — 1.4%
91	Bemis Co., Inc.	2,876

	Total Materials	11,712
Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 4.3%
87	AT&T, Inc.	2,485
54	CenturyLink, Inc. (c)	2,127
29	Frontier Communications Corp. (c)	241
119	Verizon Communications, Inc.	3,868

	Total Telecommunication Services	8,721
Utilities — 5.2%
	Electric Utilities — 1.7%
63	Northeast Utilities	1,869
40	Southern Co.	1,493

		3,362
	Gas Utilities — 0.5%
23	Oneok, Inc.	1,032

	Multi-Utilities — 2.7%
156	CMS Energy Corp. (c)	2,815
19	PG&E Corp.	854
82	Xcel Energy, Inc. (c)	1,874

		5,543
	Water Utilities — 0.3%
26	American Water Works Co., Inc.	599

	Total Utilities	10,536
	Total Common Stocks (Cost $153,308)	202,811
Short-Term Investment — 0.1%
	Investment Company — 0.1%
219	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $219)	219
Investment of Cash Collateral for Securities on Loan — 14.5%
	Investment Company — 14.5%
29,546	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $29,546)	29,546
	Total Investments — 114.1% (Cost $183,073)	232,576
	Liabilities in Excess of Other Assets — (14.1)%	(28,669)
	NET ASSETS — 100.0%	$203,907

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,567
Aggregate gross unrealized depreciation	(2,064)
Net unrealized appreciation/depreciation	$49,503
Federal income tax cost of investments	$183,073

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$229,525	$3,051	$–	$232,576

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
	Consumer Discretionary — 10.3%
	Auto Components — 0.2%
40	Goodyear Tire & Rubber Co. (The) (a)	435
112	Johnson Controls, Inc.	3,421

		3,856
	Automobiles — 0.5%
573	Ford Motor Co. (a) (c)	7,012
39	Harley-Davidson, Inc.	1,116

		8,128
	Distributors — 0.1%
26	Genuine Parts Co.	1,170

	Diversified Consumer Services — 0.1%
21	Apollo Group, Inc., Class A (a)	1,085
10	DeVry, Inc.	516
51	H&R Block, Inc.	666

		2,267
	Hotels, Restaurants & Leisure — 1.7%
72	Carnival Corp.	2,767
23	Darden Restaurants, Inc.	987
50	International Game Technology	717
48	Marriott International, Inc., Class A	1,711
177	McDonald's Corp.	13,210
123	Starbucks Corp.	3,153
32	Starwood Hotels & Resorts Worldwide, Inc.	1,664
30	Wyndham Worldwide Corp.	817
13	Wynn Resorts Ltd.	1,089
78	Yum! Brands, Inc.	3,583

		29,698
	Household Durables — 0.4%
47	D.R. Horton, Inc.	519
25	Fortune Brands, Inc.	1,249
12	Harman International Industries, Inc. (a)	387
24	Leggett & Platt, Inc.	555
26	Lennar Corp., Class A	408
46	Newell Rubbermaid, Inc.	826
56	Pulte Group, Inc. (a)	491
28	Stanley Black & Decker, Inc.	1,691
13	Whirlpool Corp.	1,025

		7,151
	Internet & Catalog Retail — 0.7%
59	Amazon.com, Inc. (a)	9,255
35	Expedia, Inc.	976
8	priceline.com, Inc. (a)	2,808

		13,039
	Leisure Equipment & Products — 0.2%
45	Eastman Kodak Co. (a) (c)	188
23	Hasbro, Inc.	1,036
60	Mattel, Inc.	1,406

		2,630
	Media — 3.0%
113	CBS Corp., Class B	1,798
467	Comcast Corp., Class A	8,452
144	DIRECTV, Class A (a)	6,011
47	Discovery Communications, Inc., Class A (a)	2,065
39	Gannett Co., Inc.	483
81	Interpublic Group of Cos., Inc. (The) (a)	816
51	McGraw-Hill Cos., Inc. (The)	1,702
6	Meredith Corp.	202
20	New York Times Co. (The), Class A (a)	152
380	News Corp., Class A	4,961
50	Omnicom Group, Inc.	1,982
15	Scripps Networks Interactive, Inc., Class A	712
59	Time Warner Cable, Inc.	3,195
187	Time Warner, Inc.	5,741
101	Viacom, Inc., Class B	3,666
319	Walt Disney Co. (The)	10,548
1	Washington Post Co. (The), Class B	394

		52,880
	Multiline Retail — 0.9%
13	Big Lots, Inc. (a)	418
22	Family Dollar Stores, Inc.	976
39	J.C. Penney Co., Inc.	1,070
51	Kohl's Corp. (a)	2,703
70	Macy's, Inc.	1,626
28	Nordstrom, Inc.	1,046
7	Sears Holdings Corp. (a) (c)	532
120	Target Corp.	6,422

		14,793
	Specialty Retail — 2.0%
15	Abercrombie & Fitch Co., Class A	578
10	AutoNation, Inc. (a) (c)	244
5	AutoZone, Inc. (a)	1,093
44	Bed Bath & Beyond, Inc. (a)	1,908
58	Best Buy Co., Inc.	2,353
37	CarMax, Inc. (a)	1,038
25	GameStop Corp., Class A (a) (c)	494
73	Gap, Inc. (The)	1,364
277	Home Depot, Inc.	8,788
44	Limited Brands, Inc.	1,181
234	Lowe's Cos., Inc.	5,210
46	Office Depot, Inc. (a)	211
23	O'Reilly Automotive, Inc. (a)	1,230
21	RadioShack Corp.	446
20	Ross Stores, Inc.	1,096
122	Staples, Inc.	2,544
21	Tiffany & Co. (c)	988
67	TJX Cos., Inc.	2,979
21	Urban Outfitters, Inc. (a)	674

		34,419
	Textiles, Apparel & Luxury Goods — 0.5%
50	Coach, Inc.	2,128
64	NIKE, Inc., Class B	5,158
11	Polo Ralph Lauren Corp.	976
14	V.F. Corp.	1,166

		9,428
	Total Consumer Discretionary	179,459
	Consumer Staples — 11.2%
	Beverages — 2.7%
17	Brown-Forman Corp., Class B	1,065
385	Coca-Cola Co. (The)	22,512
55	Coca-Cola Enterprises, Inc.	1,713
30	Constellation Brands, Inc., Class A (a)	522
40	Dr. Pepper Snapple Group, Inc.	1,413
26	Molson Coors Brewing Co., Class B	1,243
265	PepsiCo, Inc.	17,607

		46,075
	Food & Staples Retailing — 2.5%
73	Costco Wholesale Corp.	4,717
226	CVS Caremark Corp.	7,120
107	Kroger Co. (The)	2,317
64	Safeway, Inc.	1,345
35	SUPERVALU, Inc.	407
98	Sysco Corp.	2,795
162	Walgreen Co.	5,430
333	Wal-Mart Stores, Inc.	17,831
24	Whole Foods Market, Inc. (a)	903

		42,865
	Food Products — 1.8%
106	Archer-Daniels-Midland Co.	3,399
32	Campbell Soup Co.	1,152
73	ConAgra Foods, Inc.	1,607
30	Dean Foods Co. (a)	310
107	General Mills, Inc.	3,909
53	H.J. Heinz Co.	2,512
26	Hershey Co. (The)	1,224
12	Hormel Foods Corp.	515
20	JM Smucker Co. (The)	1,205
43	Kellogg Co.	2,193
291	Kraft Foods, Inc., Class A	8,965
22	McCormick & Co., Inc. (Non-Voting)	933
34	Mead Johnson Nutrition Co.	1,939
110	Sara Lee Corp.	1,481
50	Tyson Foods, Inc., Class A	796

		32,140
	Household Products — 2.3%
23	Clorox Co.	1,545
81	Colgate-Palmolive Co.	6,222
68	Kimberly-Clark Corp.	4,435
473	Procter & Gamble Co. (The)	28,354

		40,556
	Personal Products — 0.2%
71	Avon Products, Inc.	2,294
19	Estee Lauder Cos., Inc. (The), Class A	1,203

		3,497
	Tobacco — 1.7%
347	Altria Group, Inc.	8,338
25	Lorillard, Inc.	2,029
305	Philip Morris International, Inc.	17,103
28	Reynolds American, Inc.	1,673

		29,143
	Total Consumer Staples	194,276
	Energy — 10.8%
	Energy Equipment & Services — 1.8%
72	Baker Hughes, Inc.	3,059
40	Cameron International Corp. (a)	1,733
12	Diamond Offshore Drilling, Inc. (c)	785
20	FMC Technologies, Inc. (a)	1,365
152	Halliburton Co.	5,018
18	Helmerich & Payne, Inc.	713
48	Nabors Industries Ltd., (Bermuda) (a)	858
70	National Oilwell Varco, Inc.	3,104
19	Rowan Cos., Inc. (a)	580
228	Schlumberger Ltd.	14,022

		31,237
	Oil, Gas & Consumable Fuels — 9.0%
82	Anadarko Petroleum Corp.	4,703
61	Apache Corp.	5,932
17	Cabot Oil & Gas Corp.	522
109	Chesapeake Energy Corp.	2,469
335	Chevron Corp.	27,144
247	ConocoPhillips	14,190
38	Consol Energy, Inc.	1,390
67	Denbury Resources, Inc. (a)	1,057
72	Devon Energy Corp.	4,691
117	El Paso Corp.	1,452
42	EOG Resources, Inc.	3,925
25	EQT Corp.	896
848	Exxon Mobil Corp.	52,406
49	Hess Corp.	2,878
118	Marathon Oil Corp.	3,913
17	Massey Energy Co.	528
32	Murphy Oil Corp.	1,978
29	Noble Energy, Inc.	2,186
135	Occidental Petroleum Corp.	10,594
45	Peabody Energy Corp.	2,197
19	Pioneer Natural Resources Co.	1,256
29	QEP Resources, Inc.	879
27	Range Resources Corp.	1,016
58	Southwestern Energy Co. (a)	1,928
108	Spectra Energy Corp.	2,434
20	Sunoco, Inc.	733
24	Tesoro Corp.	318
94	Valero Energy Corp.	1,652
97	Williams Cos., Inc. (The)	1,861

		157,128
	Total Energy	188,365
	Financials — 15.4%
	Capital Markets — 2.4%
42	Ameriprise Financial, Inc.	1,979
202	Bank of New York Mellon Corp. (The)	5,284
165	Charles Schwab Corp. (The)	2,294
33	E*Trade Financial Corp. (a)	481
15	Federated Investors, Inc., Class B (c)	348
24	Franklin Resources, Inc.	2,609
86	Goldman Sachs Group, Inc. (The)	12,417
78	Invesco Ltd.	1,656
31	Janus Capital Group, Inc.	335
26	Legg Mason, Inc.	780
233	Morgan Stanley	5,743
40	Northern Trust Corp.	1,945
84	State Street Corp.	3,148
43	T. Rowe Price Group, Inc.	2,138

		41,157
	Commercial Banks — 2.7%
115	BB&T Corp.	2,779
29	Comerica, Inc.	1,091
133	Fifth Third Bancorp	1,596
39	First Horizon National Corp. (a)	442
119	Huntington Bancshares, Inc.	677
147	KeyCorp	1,167
14	M&T Bank Corp. (c)	1,169
88	Marshall & Ilsley Corp.	619
88	PNC Financial Services Group, Inc.	4,543
209	Regions Financial Corp.	1,521
83	SunTrust Banks, Inc.	2,151
319	U.S. Bancorp	6,904
872	Wells Fargo & Co.	21,906
29	Zions Bancorp	617

		47,182
	Consumer Finance — 0.7%
174	American Express Co.	7,329
76	Capital One Financial Corp.	3,009
91	Discover Financial Services	1,512
81	SLM Corp. (a)	934

		12,784
	Diversified Financial Services — 4.0%
1,671	Bank of America Corp.	21,911
3,957	Citigroup, Inc. (a)	15,434
11	CME Group, Inc.	2,916
12	IntercontinentalExchange, Inc. (a)	1,292
661	JPMorgan Chase & Co. (q)	25,150
33	Leucadia National Corp. (a)	775
34	Moody's Corp.	848
24	NASDAQ OMX Group, Inc. (The) (a)	466
43	NYSE Euronext	1,240

		70,032
	Insurance — 4.0%
56	ACE Ltd., (Switzerland)	3,288
78	Aflac, Inc.	4,055
90	Allstate Corp. (The)	2,828
23	American International Group, Inc. (a) (c)	880
45	AON Corp.	1,757
18	Assurant, Inc.	722
288	Berkshire Hathaway, Inc., Class B (a) (c)	23,824
52	Chubb Corp.	2,986
27	Cincinnati Financial Corp.	782
82	Genworth Financial, Inc., Class A (a)	996
74	Hartford Financial Services Group, Inc.	1,698
53	Lincoln National Corp.	1,262
53	Loews Corp.	2,007
90	Marsh & McLennan Cos., Inc.	2,179
151	MetLife, Inc.	5,807
53	Principal Financial Group, Inc.	1,383
111	Progressive Corp. (The)	2,321
78	Prudential Financial, Inc.	4,215
13	Torchmark Corp.	715
78	Travelers Cos., Inc. (The)	4,079
54	Unum Group	1,206
57	XL Group PLC, (Bermuda), Class A	1,234

		70,224
	Real Estate Investment Trusts (REITs) — 1.4%
19	Apartment Investment & Management Co., Class A	417
14	AvalonBay Communities, Inc.	1,474
23	Boston Properties, Inc.	1,929
47	Equity Residential	2,246
52	HCP, Inc.	1,858
22	Health Care REIT, Inc.	1,047
110	Host Hotels & Resorts, Inc.	1,588
68	Kimco Realty Corp.	1,065
27	Plum Creek Timber Co., Inc.	950
79	ProLogis	936
23	Public Storage	2,255
49	Simon Property Group, Inc.	4,523
26	Ventas, Inc.	1,349
27	Vornado Realty Trust	2,311

		23,948
	Real Estate Management & Development — 0.1%
48	CB Richard Ellis Group, Inc., Class A (a)	882

	Thrifts & Mortgage Finance — 0.1%
88	Hudson City Bancorp, Inc.	1,075
62	People's United Financial, Inc.	809

		1,884
	Total Financials	268,093
	Health Care — 11.5%
	Biotechnology — 1.4%
160	Amgen, Inc. (a)	8,799
40	Biogen Idec, Inc. (a)	2,261
77	Celgene Corp. (a)	4,409
13	Cephalon, Inc. (a)	782
42	Genzyme Corp. (a)	3,005
140	Gilead Sciences, Inc. (a)	4,974

		24,230
	Health Care Equipment & Supplies — 1.7%
97	Baxter International, Inc.	4,644
39	Becton, Dickinson & Co.	2,865
253	Boston Scientific Corp. (a)	1,549
16	C.R. Bard, Inc.	1,270
37	CareFusion Corp. (a)	920
24	DENTSPLY International, Inc.	761
28	Hospira, Inc. (a)	1,589
7	Intuitive Surgical, Inc. (a)	1,860
180	Medtronic, Inc.	6,040
55	St. Jude Medical, Inc. (a)	2,145
57	Stryker Corp.	2,846
20	Varian Medical Systems, Inc. (a)	1,226
33	Zimmer Holdings, Inc. (a)	1,752

		29,467
	Health Care Providers & Services — 2.0%
70	Aetna, Inc.	2,198
46	AmerisourceBergen Corp.	1,424
58	Cardinal Health, Inc.	1,933
45	CIGNA Corp.	1,622
25	Coventry Health Care, Inc. (a)	532
17	DaVita, Inc. (a)	1,180
90	Express Scripts, Inc. (a)	4,400
28	Humana, Inc. (a)	1,416
17	Laboratory Corp. of America Holdings (a)	1,343
44	McKesson Corp.	2,690
72	Medco Health Solutions, Inc. (a)	3,760
16	Patterson Cos., Inc.	462
25	Quest Diagnostics, Inc.	1,237
81	Tenet Healthcare Corp. (a)	382
187	UnitedHealth Group, Inc.	6,575
67	WellPoint, Inc. (a)	3,771

		34,925
	Health Care Technology — 0.0% (g)
12	Cerner Corp. (a)	992

	Life Sciences Tools & Services — 0.4%
31	Life Technologies Corp. (a)	1,426
20	PerkinElmer, Inc.	455
68	Thermo Fisher Scientific, Inc. (a)	3,249
15	Waters Corp. (a)	1,085

		6,215
	Pharmaceuticals — 6.0%
257	Abbott Laboratories	13,436
51	Allergan, Inc.	3,408
286	Bristol-Myers Squibb Co.	7,744
169	Eli Lilly & Co.	6,175
48	Forest Laboratories, Inc. (a)	1,471
459	Johnson & Johnson	28,428
42	King Pharmaceuticals, Inc. (a)	414
513	Merck & Co., Inc.	18,870
52	Mylan, Inc. (a) (c)	969
1,339	Pfizer, Inc.	22,989
18	Watson Pharmaceuticals, Inc. (a)	757

		104,661
	Total Health Care	200,490
	Industrials — 10.7%
	Aerospace & Defense — 2.7%
122	Boeing Co. (The)	8,110
63	General Dynamics Corp.	3,980
21	Goodrich Corp.	1,539
129	Honeywell International, Inc.	5,652
31	ITT Corp.	1,431
19	L-3 Communications Holdings, Inc.	1,378
50	Lockheed Martin Corp.	3,529
49	Northrop Grumman Corp.	2,971
24	Precision Castparts Corp.	3,017
62	Raytheon Co.	2,848
26	Rockwell Collins, Inc.	1,525
155	United Technologies Corp.	11,023

		47,003
	Air Freight & Logistics — 1.1%
28	C.H. Robinson Worldwide, Inc.	1,932
35	Expeditors International of Washington, Inc.	1,634
52	FedEx Corp.	4,479
165	United Parcel Service, Inc., Class B	11,005

		19,050
	Airlines — 0.1%
124	Southwest Airlines Co.	1,624

	Building Products — 0.0% (g)
60	Masco Corp.	657

	Commercial Services & Supplies — 0.5%
18	Avery Dennison Corp.	680
22	Cintas Corp.	610
34	Iron Mountain, Inc.	750
34	Pitney Bowes, Inc.	736
34	R.R. Donnelley & Sons Co.	583
51	Republic Services, Inc.	1,556
14	Stericycle, Inc. (a)	987
80	Waste Management, Inc.	2,842

		8,744
	Construction & Engineering — 0.2%
30	Fluor Corp.	1,475
21	Jacobs Engineering Group, Inc. (a)	811
35	Quanta Services, Inc. (a)	670

		2,956
	Electrical Equipment — 0.5%
125	Emerson Electric Co.	6,600
24	Rockwell Automation, Inc.	1,459
16	Roper Industries, Inc.	1,022

		9,081
	Industrial Conglomerates — 2.5%
119	3M Co.	10,300
1,781	General Electric Co.	28,939
46	Textron, Inc.	939
83	Tyco International Ltd., (Switzerland)	3,045

		43,223
	Machinery — 2.0%
105	Caterpillar, Inc.	8,263
33	Cummins, Inc.	2,999
89	Danaher Corp.	3,620
71	Deere & Co.	4,927
31	Dover Corp.	1,623
28	Eaton Corp.	2,306
9	Flowserve Corp.	1,020
84	Illinois Tool Works, Inc.	3,943
61	PACCAR, Inc.	2,924
19	Pall Corp.	809
27	Parker Hannifin Corp.	1,881
10	Snap-On, Inc.	450

		34,765
	Professional Services — 0.1%
8	Dun & Bradstreet Corp.	618
21	Equifax, Inc.	650
25	Robert Half International, Inc.	639

		1,907
	Road & Rail — 0.8%
63	CSX Corp.	3,498
61	Norfolk Southern Corp.	3,654
9	Ryder System, Inc.	373
83	Union Pacific Corp.	6,780

		14,305
	Trading Companies & Distributors — 0.2%
25	Fastenal Co. (c)	1,306
10	W.W. Grainger, Inc.	1,183

		2,489
	Total Industrials	185,804
	Information Technology — 18.7%
	Communications Equipment — 2.3%
951	Cisco Systems, Inc. (a)	20,834
21	Harris Corp.	952
37	JDS Uniphase Corp. (a)	457
87	Juniper Networks, Inc. (a)	2,629
389	Motorola, Inc. (a)	3,316
267	QUALCOMM, Inc.	12,064
64	Tellabs, Inc.	473

		40,725
	Computers & Peripherals — 4.4%
152	Apple, Inc. (a)	43,179
282	Dell, Inc. (a)	3,652
342	EMC Corp. (a)	6,947
378	Hewlett-Packard Co.	15,891
13	Lexmark International, Inc., Class A (a)	584
59	NetApp, Inc. (a)	2,962
18	QLogic Corp. (a) (c)	321
39	SanDisk Corp. (a)	1,423
38	Western Digital Corp. (a)	1,085

		76,044
	Electronic Equipment, Instruments & Components — 0.6%
58	Agilent Technologies, Inc. (a)	1,925
29	Amphenol Corp., Class A	1,417
260	Corning, Inc.	4,755
26	FLIR Systems, Inc. (a)	677
33	Jabil Circuit, Inc.	470
23	Molex, Inc. (c)	480

		9,724
	Internet Software & Services — 1.9%
30	Akamai Technologies, Inc. (a)	1,518
192	eBay, Inc. (a)	4,693
41	Google, Inc., Class A (a)	21,772
22	Monster Worldwide, Inc. (a)	280
29	VeriSign, Inc. (a)	921
225	Yahoo!, Inc. (a)	3,182

		32,366
	IT Services — 3.1%
82	Automatic Data Processing, Inc.	3,445
50	Cognizant Technology Solutions Corp., Class A (a)	3,231
26	Computer Sciences Corp.	1,183
44	Fidelity National Information Services, Inc.	1,191
25	Fiserv, Inc. (a)	1,346
210	International Business Machines Corp.	28,182
16	MasterCard, Inc., Class A	3,613
54	Paychex, Inc.	1,473
49	SAIC, Inc. (a)	782
28	Teradata Corp. (a)	1,074
28	Total System Services, Inc.	421
83	Visa, Inc., Class A	6,147
110	Western Union Co. (The)	1,943

		54,031
	Office Electronics — 0.1%
230	Xerox Corp.	2,384

	Semiconductors & Semiconductor Equipment — 2.4%
94	Advanced Micro Devices, Inc. (a)	671
51	Altera Corp.	1,543
50	Analog Devices, Inc.	1,558
223	Applied Materials, Inc.	2,599
75	Broadcom Corp., Class A	2,642
9	First Solar, Inc. (a) (c)	1,323
927	Intel Corp.	17,835
28	KLA-Tencor Corp.	985
37	Linear Technology Corp.	1,149
107	LSI Corp. (a)	487
38	MEMC Electronic Materials, Inc. (a)	452
31	Microchip Technology, Inc. (c)	974
142	Micron Technology, Inc. (a)	1,027
40	National Semiconductor Corp.	510
15	Novellus Systems, Inc. (a)	407
96	NVIDIA Corp. (a)	1,117
30	Teradyne, Inc. (a)	336
199	Texas Instruments, Inc.	5,403
43	Xilinx, Inc.	1,147

		42,165
	Software — 3.9%
87	Adobe Systems, Inc. (a)	2,288
38	Autodesk, Inc. (a)	1,210
30	BMC Software, Inc. (a)	1,205
64	CA, Inc.	1,362
31	Citrix Systems, Inc. (a)	2,125
37	Compuware Corp. (a)	317
55	Electronic Arts, Inc. (a)	904
47	Intuit, Inc. (a)	2,063
25	McAfee, Inc. (a)	1,197
1,268	Microsoft Corp.	31,064
59	Novell, Inc. (a)	349
645	Oracle Corp.	17,309
31	Red Hat, Inc. (a)	1,290
19	Salesforce.com, Inc. (a)	2,177
131	Symantec Corp. (a)	1,995

		66,855
	Total Information Technology	324,294
	Materials — 3.6%
	Chemicals — 2.0%
35	Air Products & Chemicals, Inc.	2,932
12	Airgas, Inc.	843
12	CF Industries Holdings, Inc.	1,131
193	Dow Chemical Co. (The)	5,305
151	E.l. du Pont de Nemours & Co.	6,737
12	Eastman Chemical Co.	890
39	Ecolab, Inc.	1,972
12	FMC Corp.	826
13	International Flavors & Fragrances, Inc.	645
90	Monsanto Co.	4,315
28	PPG Industries, Inc.	2,003
51	Praxair, Inc.	4,602
15	Sherwin-Williams Co. (The)	1,130
20	Sigma-Aldrich Corp.	1,220

		34,551
	Construction Materials — 0.1%
21	Vulcan Materials Co.	789

	Containers & Packaging — 0.2%
15	Ball Corp.	898
18	Bemis Co., Inc.	577
27	Owens-Illinois, Inc. (a)	764
23	Pactiv Corp. (a)	748
27	Sealed Air Corp.	598

		3,585
	Metals & Mining — 1.1%
18	AK Steel Holding Corp.	253
170	Alcoa, Inc.	2,060
16	Allegheny Technologies, Inc.	763
23	Cliffs Natural Resources, Inc.	1,442
78	Freeport-McMoRan Copper & Gold, Inc.	6,691
82	Newmont Mining Corp.	5,151
53	Nucor Corp.	2,008
15	Titanium Metals Corp. (a)	300
24	United States Steel Corp. (c)	1,048

		19,716
	Paper & Forest Products — 0.2%
73	International Paper Co.	1,583
28	MeadWestvaco Corp.	694
89	Weyerhaeuser Co.	1,406

		3,683
	Total Materials	62,324
	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.8%
984	AT&T, Inc.	28,150
50	CenturyLink, Inc.	1,981
165	Frontier Communications Corp.	1,350
290	Qwest Communications International, Inc.	1,817
471	Verizon Communications, Inc.	15,345
80	Windstream Corp.	989

		49,632
	Wireless Telecommunication Services — 0.4%
67	American Tower Corp., Class A (a)	3,425
44	MetroPCS Communications, Inc. (a)	456
497	Sprint Nextel Corp. (a)	2,302

		6,183
	Total Telecommunication Services	55,815
	Utilities — 3.6%
	Electric Utilities — 1.9%
28	Allegheny Energy, Inc.	693
80	American Electric Power Co., Inc.	2,893
220	Duke Energy Corp.	3,890
54	Edison International	1,866
31	Entergy Corp.	2,381
110	Exelon Corp.	4,688
51	FirstEnergy Corp.	1,957
69	NextEra Energy, Inc.	3,767
29	Northeast Utilities	868
37	Pepco Holdings, Inc.	694
18	Pinnacle West Capital Corp.	747
80	PPL Corp.	2,190
49	Progress Energy, Inc.	2,165
138	Southern Co.	5,153

		33,952
	Gas Utilities — 0.1%
8	Nicor, Inc. (c)	347
18	Oneok, Inc.	799

		1,146
	Independent Power Producers & Energy Traders — 0.2%
111	AES Corp. (The) (a)	1,261
34	Constellation Energy Group, Inc.	1,085
42	NRG Energy, Inc. (a)	878

		3,224
	Multi-Utilities — 1.4%
40	Ameren Corp.	1,132
70	CenterPoint Energy, Inc.	1,104
38	CMS Energy Corp. (c)	691
47	Consolidated Edison, Inc.	2,270
98	Dominion Resources, Inc.	4,284
28	DTE Energy Co.	1,291
13	Integrys Energy Group, Inc.	670
46	NiSource, Inc.	806
65	PG&E Corp.	2,956
84	Public Service Enterprise Group, Inc.	2,788
19	SCANA Corp.	757
41	Sempra Energy	2,221
36	TECO Energy, Inc.	619
19	Wisconsin Energy Corp.	1,125
77	Xcel Energy, Inc.	1,759

		24,473
	Total Utilities	62,795
	Total Common Stocks (Cost $1,021,479)	1,721,715

Short-Term Investment — 1.1%
	Investment Company — 1.1%
18,369	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $18,369)	18,369

Investments of Cash Collateral for Securities on Loan — 0.8%
	Investment Company — 0.8%
13,910	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $13,910)	13,910

	Total Investments — 100.9% (Cost $1,053,758)	1,753,994
	Liabilities in Excess of Other Assets — (0.9)%	(14,845)
	NET ASSETS — 100.0%	$1,739,149

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
328	E-mini S&P 500	12/17/10	$18,642	$259

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$778,782
Aggregate gross unrealized depreciation	(78,546)
Net unrealized appreciation/depreciation	$700,236
Federal income tax cost of investments	$1,053,758

Equity Index Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,753,994	$–	$–	$1,753,994
Appreciation in Other Financial Instruments
Futures Contracts	$259	$–	$–	$259

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments ("SOI").

JPMorgan Intrepid Mid Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
Consumer Discretionary — 17.3%
	Auto Components — 1.7%
52	Autoliv, Inc., (Sweden)	3,397
70	TRW Automotive Holdings Corp. (a)	2,918

		6,315
	Distributors — 0.1%
8	Genuine Parts Co.	352

	Diversified Consumer Services — 1.9%
32	Apollo Group, Inc., Class A (a)	1,633
18	Career Education Corp. (a)	380
105	H&R Block, Inc.	1,362
318	Service Corp. International	2,742
31	Weight Watchers International, Inc.	958

		7,075
	Hotels, Restaurants & Leisure — 1.7%
88	Brinker International, Inc.	1,667
11	Choice Hotels International, Inc.	383
163	Wyndham Worldwide Corp.	4,478

		6,528
	Household Durables — 2.4%
18	D.R. Horton, Inc.	198
28	Garmin Ltd., (Cayman Islands) (c)	847
77	Jarden Corp.	2,409
80	Leggett & Platt, Inc.	1,814
73	Newell Rubbermaid, Inc.	1,291
2	NVR, Inc. (a)	1,360
21	Stanley Black & Decker, Inc.	1,275

		9,194
	Internet & Catalog Retail — 0.1%
2	priceline.com, Inc. (a)	592

	Leisure Equipment & Products — 0.5%
35	Hasbro, Inc.	1,555
20	Mattel, Inc.	460

		2,015
	Media — 2.2%
147	CBS Corp., Class B	2,336
48	DISH Network Corp., Class A	912
330	Gannett Co., Inc.	4,038
6	John Wiley & Sons, Inc., Class A	237
21	McGraw-Hill Cos., Inc. (The)	701

		8,224
	Multiline Retail — 2.4%
87	Big Lots, Inc. (a)	2,889
35	J.C. Penney Co., Inc.	951
146	Macy's, Inc.	3,369
50	Nordstrom, Inc.	1,849

		9,058
	Specialty Retail — 3.8%
22	Advance Auto Parts, Inc.	1,300
26	Aeropostale, Inc. (a)	615
167	GameStop Corp., Class A (a)	3,285
62	Gap, Inc. (The)	1,148
13	J. Crew Group, Inc. (a)	450
74	Limited Brands, Inc.	1,990
62	RadioShack Corp.	1,331
96	Signet Jewelers Ltd., (Bermuda) (a)	3,057
25	TJX Cos., Inc.	1,093

		14,269
	Textiles, Apparel & Luxury Goods — 0.5%
75	Hanesbrands, Inc. (a)	1,929

	Total Consumer Discretionary	65,551
Consumer Staples — 4.0%
	Beverages — 0.6%
132	Constellation Brands, Inc., Class A (a)	2,333

	Food & Staples Retailing — 0.2%
78	SUPERVALU, Inc.	893

	Food Products — 2.0%
52	Corn Products International, Inc.	1,961
161	Del Monte Foods Co.	2,111
222	Tyson Foods, Inc., Class A	3,560

		7,632
	Personal Products — 0.9%
54	Herbalife Ltd., (Cayman Islands)	3,229

	Tobacco — 0.3%
20	Reynolds American, Inc.	1,170

	Total Consumer Staples	15,257
Energy — 5.5%
	Energy Equipment & Services — 2.5%
16	Baker Hughes, Inc.	690
40	Cameron International Corp. (a)	1,714
9	Core Laboratories N.V., (Netherlands) (c)	801
7	Diamond Offshore Drilling, Inc. (c)	495
16	Dresser-Rand Group, Inc. (a)	579
20	National Oilwell Varco, Inc.	872
67	Oil States International, Inc. (a)	3,140
9	Tidewater, Inc.	417
22	Unit Corp. (a)	818

		9,526
	Oil, Gas & Consumable Fuels — 3.0%
13	Alpha Natural Resources, Inc. (a)	519
41	Cimarex Energy Co.	2,704
84	EXCO Resources, Inc.	1,246
25	Frontline Ltd., (Bermuda) (c)	699
25	Murphy Oil Corp.	1,529
44	Newfield Exploration Co. (a)	2,545
9	Noble Energy, Inc.	657
31	Southern Union Co.	748
23	Sunoco, Inc.	821

		11,468
	Total Energy	20,994
Financials — 18.6%
	Capital Markets — 1.7%
59	Affiliated Managers Group, Inc. (a)	4,564
25	Raymond James Financial, Inc.	623
72	TD AMERITRADE Holding Corp. (a)	1,160

		6,347
	Commercial Banks — 2.9%
15	Bank of Hawaii Corp.	669
21	BOK Financial Corp.	948
8	City National Corp.	414
8	Cullen/Frost Bankers, Inc.	426
92	Fifth Third Bancorp	1,104
110	Huntington Bancshares, Inc.	624
239	KeyCorp	1,905
10	M&T Bank Corp. (c)	843
241	TCF Financial Corp.	3,908

		10,841
	Consumer Finance — 0.5%
18	AmeriCredit Corp. (a)	438
82	Discover Financial Services	1,368

		1,806
	Diversified Financial Services — 0.8%
26	CBOE Holdings, Inc. (c)	511
139	NASDAQ OMX Group, Inc. (The) (a)	2,707

		3,218
	Insurance — 5.5%
30	Allied World Assurance Co. Holdings Ltd., (Bermuda)	1,703
158	American Financial Group, Inc.	4,844
21	Arch Capital Group Ltd., (Bermuda) (a)	1,798
38	Assurant, Inc.	1,545
19	Axis Capital Holdings Ltd., (Bermuda)	626
161	Genworth Financial, Inc., Class A (a)	1,963
25	Hanover Insurance Group, Inc. (The)	1,184
18	Lincoln National Corp.	431
5	PartnerRe Ltd., (Bermuda)	369
49	Principal Financial Group, Inc.	1,267
9	Protective Life Corp.	189
13	Reinsurance Group of America, Inc.	618
38	StanCorp Financial Group, Inc.	1,433
5	Torchmark Corp.	260
113	Unum Group	2,507

		20,737
	Real Estate Investment Trusts (REITs) — 6.3%
12	Alexandria Real Estate Equities, Inc.	812
19	AMB Property Corp.	504
147	Annaly Capital Management, Inc.	2,578
52	Apartment Investment & Management Co., Class A	1,112
9	Camden Property Trust	408
28	Chimera Investment Corp.	109
53	CommonWealth REIT	1,348
58	Developers Diversified Realty Corp.	653
25	Douglas Emmett, Inc. (c) (m)	445
24	Equity Residential	1,118
23	Federal Realty Investment Trust	1,894
41	Health Care REIT, Inc.	1,917
209	Hospitality Properties Trust	4,664
30	Mack-Cali Realty Corp.	971
39	Nationwide Health Properties, Inc.	1,489
27	SL Green Realty Corp.	1,723
35	Taubman Centers, Inc.	1,561
13	Ventas, Inc.	681

		23,987
	Thrifts & Mortgage Finance — 0.9%
106	Hudson City Bancorp, Inc.	1,302
131	New York Community Bancorp, Inc.	2,122

		3,424
	Total Financials	70,360
Health Care — 9.7%
	Biotechnology — 1.5%
18	Cephalon, Inc. (a)	1,143
76	Human Genome Sciences, Inc. (a)	2,264
28	Regeneron Pharmaceuticals, Inc. (a)	770
42	Vertex Pharmaceuticals, Inc. (a)	1,441

		5,618
	Health Care Equipment & Supplies — 3.9%
132	Cooper Cos., Inc. (The)	6,106
22	Edwards Lifesciences Corp. (a)	1,442
76	Hologic, Inc. (a)	1,213
44	Hospira, Inc. (a)	2,497
92	Kinetic Concepts, Inc. (a)	3,363

		14,621
	Health Care Providers & Services — 2.9%
44	Aetna, Inc.	1,400
134	AmerisourceBergen Corp.	4,115
63	Health Management Associates, Inc., Class A (a)	482
59	Humana, Inc. (a)	2,969
28	Lincare Holdings, Inc.	708
61	Omnicare, Inc.	1,453

		11,127
	Health Care Technology — 0.2%
22	SXC Health Solutions Corp. (a)	788

	Pharmaceuticals — 1.2%
33	Endo Pharmaceuticals Holdings, Inc. (a)	1,087
86	Forest Laboratories, Inc. (a)	2,654
50	Mylan, Inc. (a) (c)	946

		4,687
	Total Health Care	36,841
Industrials — 11.4%
	Aerospace & Defense — 1.6%
19	Goodrich Corp.	1,423
12	ITT Corp.	539
42	L-3 Communications Holdings, Inc.	3,006
18	Northrop Grumman Corp.	1,116

		6,084
	Airlines — 1.2%
24	Copa Holdings S.A., (Panama), Class A	1,267
136	UAL Corp. (a) (c)	3,221

		4,488
	Commercial Services & Supplies — 0.6%
24	Pitney Bowes, Inc.	515
114	R.R. Donnelley & Sons Co.	1,937

		2,452
	Construction & Engineering — 0.8%
25	Shaw Group, Inc. (The) (a)	826
53	URS Corp. (a)	2,028

		2,854
	Electrical Equipment — 1.3%
56	Hubbell, Inc., Class B	2,849
50	Thomas & Betts Corp. (a)	2,047

		4,896
	Machinery — 4.6%
17	Cummins, Inc.	1,515
81	Navistar International Corp. (a)	3,517
62	Oshkosh Corp. (a)	1,716
87	Parker Hannifin Corp.	6,071
22	Snap-On, Inc.	1,014
18	SPX Corp.	1,155
68	Timken Co.	2,609

		17,597
	Marine — 0.2%
20	Kirby Corp. (a)	793

	Professional Services — 0.2%
22	Verisk Analytics, Inc., Class A (a)	616

	Road & Rail — 0.7%
28	CSX Corp.	1,546
29	Ryder System, Inc.	1,232

		2,778
	Trading Companies & Distributors — 0.2%
19	WESCO International, Inc. (a)	754

	Total Industrials	43,312
Information Technology — 14.3%
	Communications Equipment — 1.1%
63	Brocade Communications Systems, Inc. (a)	368
58	CommScope, Inc. (a)	1,378
53	Harris Corp.	2,363

		4,109
	Computers & Peripherals — 1.7%
64	Lexmark International, Inc., Class A (a)	2,873
29	QLogic Corp. (a)	506
28	SanDisk Corp. (a)	1,034
75	Western Digital Corp. (a)	2,115

		6,528
	Electronic Equipment, Instruments & Components — 1.3%
64	Arrow Electronics, Inc. (a)	1,700
87	Avnet, Inc. (a)	2,344
4	Tech Data Corp. (a)	153
70	Vishay Intertechnology, Inc. (a)	676

		4,873
	Internet Software & Services — 0.7%
107	IAC/InterActiveCorp. (a)	2,806

	IT Services — 4.2%
55	Alliance Data Systems Corp. (a) (c)	3,560
53	Broadridge Financial Solutions, Inc.	1,210
59	Computer Sciences Corp.	2,698
262	Convergys Corp. (a)	2,738
22	DST Systems, Inc.	977
76	Fidelity National Information Services, Inc.	2,054
39	Hewitt Associates, Inc., Class A (a) (c)	1,962
16	Lender Processing Services, Inc.	538

		15,737
	Office Electronics — 0.3%
104	Xerox Corp.	1,080

	Semiconductors & Semiconductor Equipment — 2.6%
7	First Solar, Inc. (a) (c)	1,076
27	Linear Technology Corp.	822
287	LSI Corp. (a)	1,308
113	Marvell Technology Group Ltd., (Bermuda) (a)	1,982
104	Micron Technology, Inc. (a)	751
87	National Semiconductor Corp.	1,115
191	ON Semiconductor Corp. (a)	1,375
37	Teradyne, Inc. (a)	413
39	Xilinx, Inc.	1,044

		9,886
	Software — 2.4%
65	BMC Software, Inc. (a)	2,624
178	CA, Inc.	3,763
14	Rovi Corp. (a)	706
85	Symantec Corp. (a)	1,282
32	Synopsys, Inc. (a)	793

		9,168
	Total Information Technology	54,187
Materials — 7.5%
	Chemicals — 4.5%
72	Ashland, Inc.	3,526
22	Eastman Chemical Co.	1,617
35	Lubrizol Corp.	3,709
98	PPG Industries, Inc.	7,106
24	Scotts Miracle-Gro Co. (The), Class A	1,231

		17,189
	Containers & Packaging — 1.1%
91	Crown Holdings, Inc. (a)	2,611
18	Pactiv Corp. (a)	590
46	Temple-Inland, Inc.	864

		4,065
	Metals & Mining — 1.4%
26	Cliffs Natural Resources, Inc.	1,669
24	Reliance Steel & Aluminum Co.	1,009
17	Royal Gold, Inc.	857
12	Schnitzer Steel Industries, Inc., Class A	555
14	Walter Energy, Inc.	1,150

		5,240
	Paper & Forest Products — 0.5%
80	International Paper Co.	1,742

	Total Materials	28,236
Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 0.8%
250	Windstream Corp.	3,069

	Wireless Telecommunication Services — 0.9%
330	MetroPCS Communications, Inc. (a)	3,447

	Total Telecommunication Services	6,516
Utilities — 7.8%
	Electric Utilities — 0.7%
100	DPL, Inc.	2,603

	Gas Utilities — 2.3%
18	AGL Resources, Inc.	694
70	Energen Corp.	3,196
41	National Fuel Gas Co.	2,122
89	UGI Corp.	2,549

		8,561
	Independent Power Producers & Energy Traders — 1.1%
50	Constellation Energy Group, Inc.	1,618
130	NRG Energy, Inc. (a)	2,713

		4,331
	Multi-Utilities — 3.7%
14	Alliant Energy Corp.	511
31	Ameren Corp.	883
185	CenterPoint Energy, Inc.	2,900
81	CMS Energy Corp.	1,454
16	DTE Energy Co.	712
53	MDU Resources Group, Inc.	1,049
79	Sempra Energy	4,272
135	TECO Energy, Inc.	2,331

		14,112
	Total Utilities	29,607
	Total Common Stocks (Cost $321,889)	370,861

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 0.1%
520	U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $521)	521
SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
7,777	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (l) (m) (Cost $7,777)	7,777
Investments of Cash Collateral for Securities on Loan — 3.8%
	Investment Company — 3.8%
14,234	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (l) (Cost $14,234)	14,234

	Total Investments — 103.7% (Cost $344,421)	393,393
	Liabilities in Excess of Other Assets — (3.7)%	(14,216)
	NET ASSETS — 100.0%	$379,177

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
117	S&P Mid Cap 400	12/17/10	$9,361	$410

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,255
Aggregate gross unrealized depreciation	(16,283)
Net unrealized appreciation/depreciation	$48,972
Federal income tax cost of investments	$344,421

Intrepid Mid Cap Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$392,872	$521	$—	$393,393
Appreciation in Other Financial Instruments
Futures Contracts	$410	$—	$—	$410

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 99.7% (b)
	Alternative Assets – 7.9%
753	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	12,359
13,129	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	127,881
2,475	JPMorgan Research Market Neutral Fund, Select Class Shares	38,357

	Total Alternative Assets	178,597

	Fixed Income – 45.1%
23,715	JPMorgan Core Bond Fund, Select Class Shares	276,755
39,212	JPMorgan Core Plus Bond Fund, Select Class Shares	321,929
2,812	JPMorgan Emerging Markets Debt Fund, Select Class Shares	23,140
7,906	JPMorgan Government Bond Fund, Select Class Shares	88,858
21,823	JPMorgan High Yield Fund, Select Class Shares	175,456
2,116	JPMorgan Inflation Managed Bond Fund, Select Class Shares	21,838
5,179	JPMorgan Limited Duration Bond Fund, Select Class Shares	48,321
1,192	JPMorgan Real Return Fund, Select Class Shares	11,671
4,586	JPMorgan Short Duration Bond Fund, Select Class Shares	50,626

	Total Fixed Income	1,018,594

	International Equity – 4.6%
976	JPMorgan Emerging Markets Equity Fund, Select Class Shares	22,730
4,361	JPMorgan International Equity Index Fund, Select Class Shares	80,153

	Total International Equity	102,883

	Money Market – 2.1%
46,438	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (l) (m)	46,438
	U.S. Equity – 40.0%
7,772	JPMorgan Intrepid America Fund, Select Class Shares	160,657
4,196	JPMorgan Intrepid Growth Fund, Select Class Shares	84,845
4,837	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	63,999
1,506	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	27,912
11,065	JPMorgan Large Cap Value Fund, Select Class Shares	108,660
9,301	JPMorgan Market Expansion Index Fund, Select Class Shares	87,522
1,983	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	25,996
23,174	JPMorgan U.S. Equity Fund, Select Class Shares	212,966
6,860	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	127,451

	Total U.S. Equity	900,008

	Total Investments — 99.7% (Cost $2,112,497)	2,246,520

	Other Assets in Excess of Liabilities — 0.3%	6,619
	NET ASSETS — 100.0%	$2,253,139

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$144,537
Aggregate gross unrealized depreciation	(10,514)
Net unrealized appreciation/depreciation	$134,023
Federal income tax cost of investments	$2,112,497

Investor Balanced Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$2,246,520	$–	$–	$2,246,520

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies – 99.2% (b)
	Alternative Assets – 7.1%
543	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	8,913
8,138	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	79,269
2,064	JPMorgan Research Market Neutral Fund, Select Class Shares	31,992

	Total Alternative Assets	120,174

	Fixed Income – 62.3%
20,710	JPMorgan Core Bond Fund, Select Class Shares	241,691
39,890	JPMorgan Core Plus Bond Fund, Select Class Shares	327,499
2,030	JPMorgan Emerging Markets Debt Fund, Select Class Shares	16,709
15,273	JPMorgan Government Bond Fund, Select Class Shares	171,674
11,355	JPMorgan High Yield Fund, Select Class Shares	91,294
1,565	JPMorgan Inflation Managed Bond Fund, Select Class Shares	16,151
8,724	JPMorgan Limited Duration Bond Fund, Select Class Shares	81,398
836	JPMorgan Real Return Fund, Select Class Shares	8,182
8,416	JPMorgan Short Duration Bond Fund, Select Class Shares	92,917

	Total Fixed Income	1,047,515

	International Equity – 2.7%
748	JPMorgan Emerging Markets Equity Fund	17,426
1,519	JPMorgan International Equity Index Fund, Select Class Shares	27,924

	Total International Equity	45,350

	Money Market – 3.7%
61,371	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (l) (m)	61,371

	U.S. Equity – 23.4%
3,528	JPMorgan Intrepid America Fund, Select Class Shares	72,932
1,910	JPMorgan Intrepid Growth Fund, Select Class Shares	38,629
1,148	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	15,185
3,812	JPMorgan Large Cap Value Fund, Select Class Shares	37,438
1,549	JPMorgan Market Expansion Index Fund, Select Class Shares	14,579
658	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	13,164
1,328	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	17,410
10,513	JPMorgan U.S. Equity Fund, Select Class Shares	96,612
4,100	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	76,171
772	JPMorgan Value Advantage Fund, Select Class Shares	12,774

	Total U.S. Equity	394,894

	Total Investments — 99.2% (Cost $1,570,072)	1,669,304
	Other Assets in Excess of Liabilities — 0.8%	12,909
	NET ASSETS — 100.0%	$1,682,213

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,003
Aggregate gross unrealized depreciation	(2,771)
Net unrealized appreciation/depreciation	$99,232
Federal income tax cost of investments	$1,570,072

Investor Conservative Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,669,304	$–	$–	$1,669,304

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies – 99.8% (b)
	Alternative Assets – 8.3%
545	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	8,945
10,302	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	100,340
1,803	JPMorgan Research Market Neutral Fund, Select Class Shares	27,950

	Total Alternative Assets	137,235

	Fixed Income – 27.4%
11,650	JPMorgan Core Bond Fund, Select Class Shares	135,960
18,642	JPMorgan Core Plus Bond Fund, Select Class Shares	153,049
2,079	JPMorgan Emerging Markets Debt Fund, Select Class Shares	17,114
15,457	JPMorgan High Yield Fund, Select Class Shares	124,274
1,566	JPMorgan Inflation Managed Bond Fund, Select Class Shares	16,163
915	JPMorgan Real Return Fund, Select Class Shares	8,953

	Total Fixed Income	455,513

	International Equity – 6.0%
655	JPMorgan Emerging Markets Equity Fund, Select Class Shares	15,257
1,430	JPMorgan International Equity Fund, Select Class Shares	18,643
3,628	JPMorgan International Equity Index Fund, Select Class Shares	66,676

	Total International Equity	100,576

	Money Market – 1.2%
20,110	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (l) (m)	20,110

	U.S. Equity – 56.9%
9,098	JPMorgan Intrepid America Fund, Select Class Shares	188,065
3,368	JPMorgan Intrepid Growth Fund, Select Class Shares	68,105
2,268	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	30,007
5,671	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	105,080
13,753	JPMorgan Large Cap Value Fund, Select Class Shares	135,059
8,693	JPMorgan Market Expansion Index Fund, Select Class Shares	81,803
433	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	8,657
1,912	JPMorgan Small Cap Value Fund, Select Class Shares	31,573
1,383	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	18,126
20,629	JPMorgan U.S. Equity Fund, Select Class Shares	189,585
4,417	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	82,066
517	JPMorgan Value Advantage Fund, Select Class Shares	8,561

	Total U.S. Equity	946,687

	Total Investments — 99.8% (Cost $1,571,137)	1,660,121
	Other Assets in Excess of Liabilities — 0.2%	3,697
	NET ASSETS — 100.0%	$1,663,818

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$116,069
Aggregate gross unrealized depreciation	(27,085)
Net unrealized appreciation/depreciation	$88,984
Federal income tax cost of investments	$1,571,137

Investor Growth & Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,660,121	$–	$–	$1,660,121

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.1% (b)
	Alternative Assets — 7.9%
430	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	7,058
7,358	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	71,664
1,268	JPMorgan Research Market Neutral Fund, Select Class Shares	19,647
	Total Alternative Assets	98,369
	Fixed Income — 9.1%
2,604	JPMorgan Core Plus Bond Fund, Select Class Shares	21,378
1,534	JPMorgan Emerging Markets Debt Fund, Select Class Shares	12,626
1,377	JPMorgan Government Bond Fund, Select Class Shares	15,479
3,879	JPMorgan High Yield Fund, Select Class Shares	31,189
1,182	JPMorgan Inflation Managed Bond Fund, Select Class Shares	12,203
1,669	JPMorgan Limited Duration Bond Fund, Select Class Shares	15,571
630	JPMorgan Real Return Fund, Select Class Shares	6,172
	Total Fixed Income	114,618
	International Equity — 8.7%
488	JPMorgan Emerging Markets Equity Fund	11,361
1,957	JPMorgan International Equity Fund, Select Class Shares	25,522
3,992	JPMorgan International Equity Index Fund, Select Class Shares	73,382
	Total International Equity	110,265
	Money Market — 1.2%
15,387	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (l) (m)	15,387
	U.S. Equity — 73.2%
7,301	JPMorgan Intrepid America Fund, Select Class Shares	150,922
3,623	JPMorgan Intrepid Growth Fund, Select Class Shares	73,265
3,664	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	48,471
6,530	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	121,002
15,129	JPMorgan Large Cap Value Fund, Select Class Shares	148,565
8,051	JPMorgan Market Expansion Index Fund, Select Class Shares	75,763
326	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	6,521
2,321	JPMorgan Small Cap Value Fund, Select Class Shares	38,322
1,164	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	15,255
19,477	JPMorgan U.S. Equity Fund, Select Class Shares	178,995
3,428	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	63,693
381	JPMorgan Value Advantage Fund, Select Class Shares	6,301

	Total U.S. Equity	927,075
	Total Investments — 100.1% (Cost $1,224,687)	1,265,714
	Liabilities in Excess of Other Assets — (0.1)%	(1,502)
	NET ASSETS — 100.0%	$1,264,212

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation			$87,977
Aggregate gross unrealized depreciation			(46,950)
Net unrealized appreciation/depreciation			$41,027
Federal income tax cost of investments			$1,224,687

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,265,714	$—	$—	$1,265,714

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 21.6%
	Diversified Consumer Services — 0.2%
25	DeVry, Inc.	1,225
	Hotels, Restaurants & Leisure — 4.8%
254	McDonald's Corp.	18,918
68	WMS Industries, Inc. (a)	2,577
62	Wynn Resorts Ltd.	5,363
		26,858
	Internet & Catalog Retail — 7.5%
163	Amazon.com, Inc. (a)	25,654
37	NetFlix, Inc. (a) (c)	5,951
31	priceline.com, Inc. (a)	10,764
		42,369
	Media — 3.1%
329	DIRECTV, Class A (a)	13,681
83	Discovery Communications, Inc., Class A (a)	3,624
		17,305
	Multiline Retail — 2.8%
225	Dollar Tree, Inc. (a)	10,986
124	Nordstrom, Inc.	4,598
		15,584
	Specialty Retail — 3.2%
228	O'Reilly Automotive, Inc. (a)	12,124
190	Urban Outfitters, Inc. (a)	5,961
		18,085
	Total Consumer Discretionary	121,426
Consumer Staples — 3.9%
	Beverages — 0.6%
60	Coca-Cola Co. (The)	3,505
	Food Products — 1.8%
271	General Mills, Inc.	9,892
	Tobacco — 1.5%
156	Philip Morris International, Inc.	8,734
	Total Consumer Staples	22,131
Energy — 5.4%
	Energy Equipment & Services — 1.1%
36	National Oilwell Varco, Inc.	1,609
72	Schlumberger Ltd.	4,422
		6,031
	Oil, Gas & Consumable Fuels — 4.3%
97	Concho Resources, Inc. (a)	6,399
81	EOG Resources, Inc.	7,521
131	Occidental Petroleum Corp.	10,242
		24,162
	Total Energy	30,193
Financials — 1.1%
	Capital Markets — 0.8%
92	T. Rowe Price Group, Inc.	4,586
	Diversified Financial Services — 0.3%
7	CME Group, Inc.	1,693
	Total Financials	6,279
Health Care — 12.9%
	Biotechnology — 3.2%
142	Alexion Pharmaceuticals, Inc. (a)	9,120
82	Celgene Corp. (a)	4,712
106	Dendreon Corp. (a)	4,363
		18,195
	Health Care Equipment & Supplies — 2.6%
126	Edwards Lifesciences Corp. (a)	8,415
22	Intuitive Surgical, Inc. (a)	6,299
		14,714
	Health Care Providers & Services — 3.2%
370	Express Scripts, Inc. (a)	18,011
	Pharmaceuticals — 3.9%
126	Allergan, Inc.	8,349
108	Novo Nordisk A/S, (Denmark), ADR	10,671
55	Teva Pharmaceutical Industries Ltd., (Israel), ADR	2,907
		21,927
	Total Health Care	72,847
Industrials — 11.6%
	Aerospace & Defense — 3.2%
130	Goodrich Corp.	9,570
65	Precision Castparts Corp.	8,214
		17,784
	Air Freight & Logistics — 0.6%
47	C.H. Robinson Worldwide, Inc.	3,272
	Machinery — 4.6%
160	Cummins, Inc.	14,447
77	Joy Global, Inc.	5,443
132	PACCAR, Inc.	6,332
		26,222
	Road & Rail — 1.2%
82	Union Pacific Corp.	6,740
	Trading Companies & Distributors — 2.0%
94	W.W. Grainger, Inc.	11,161
	Total Industrials	65,179
Information Technology — 36.6%
	Communications Equipment — 1.8%
97	F5 Networks, Inc. (a)	10,101
	Computers & Peripherals — 11.4%
165	Apple, Inc. (a)	46,810
55	Hewlett-Packard Co.	2,301
248	NetApp, Inc. (a)	12,368
76	SanDisk Corp. (a)	2,767
		64,246
	Electronic Equipment, Instruments & Components — 2.9%
208	Amphenol Corp., Class A	10,198
102	Dolby Laboratories, Inc., Class A (a)	5,789
		15,987
	Internet Software & Services — 3.1%
97	Baidu, Inc., (China), ADR (a)	9,975
14	Google, Inc., Class A (a)	7,453
		17,428
	IT Services — 7.6%
373	Cognizant Technology Solutions Corp., Class A (a)	24,028
78	International Business Machines Corp.	10,460
16	MasterCard, Inc., Class A	3,479
64	Visa, Inc., Class A	4,767
		42,734
	Semiconductors & Semiconductor Equipment — 3.1%
270	ARM Holdings plc, (United Kingdom), ADR (c)	5,063
158	Broadcom Corp., Class A	5,574
99	Lam Research Corp. (a)	4,147
160	Marvell Technology Group Ltd., (Bermuda) (a)	2,793
		17,577
	Software — 6.7%
42	Factset Research Systems, Inc.	3,408
151	Microsoft Corp.	3,693
246	Oracle Corp.	6,612
177	Red Hat, Inc. (a)	7,257
96	Salesforce.com, Inc. (a)	10,688
72	VMware, Inc., Class A (a)	6,082
		37,740
	Total Information Technology	205,813
Materials — 3.8%
	Chemicals — 1.4%
47	Praxair, Inc.	4,251
53	Sherwin-Williams Co. (The)	3,983
		8,234
	Metals & Mining — 2.4%
88	Freeport-McMoRan Copper & Gold, Inc.	7,489
189	Vale S.A., (Brazil), ADR	5,897
		13,386
	Total Materials	21,620
Telecommunication Services — 1.0%
	Wireless Telecommunication Services — 1.0%
111	American Tower Corp., Class A (a)	5,710
	Total Common Stocks (Cost $364,444)	551,198
Preferred Stock — 0.9%
Consumer Staples — 0.9%
	Beverages — 0.9%
40	Cia de Bebidas das Americas, (Brazil), ADR (Cost $4,373)	4,914
Short-Term Investment — 0.7%
	Investment Company — 0.7%
4,099	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $4,099)	4,099
Investment of Cash Collateral for Securities on Loan — 0.7%
	Investment Company — 0.7%
3,788	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $3,788)	3,788
	Total Investments — 100.2% (Cost $376,704)	563,999
	Liabilities in Excess of Other Assets — (0.2)%	(1,092)
	NET ASSETS — 100.0%	$562,907

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,272
Aggregate gross unrealized depreciation	(4,977)
Net unrealized appreciation/depreciation	$187,295
Federal income tax cost of investments	$376,704

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$540,446	$23,553	$–	$563,999

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of three ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.2%
Consumer Discretionary — 9.8%
	Auto Components — 1.1%
186	Johnson Controls, Inc.	5,684

	Hotels, Restaurants & Leisure — 0.9%
59	Carnival Corp.	2,266
73	International Game Technology	1,060
48	Royal Caribbean Cruises Ltd. (a) (c)	1,527

		4,853
	Household Durables — 0.2%
72	Lennar Corp., Class A	1,113

	Media — 6.0%
52	CBS Corp., Class B	818
60	DIRECTV, Class A (a)	2,485
187	Gannett Co., Inc.	2,285
115	Time Warner Cable, Inc.	6,215
344	Time Warner, Inc.	10,555
258	Walt Disney Co. (The)	8,558

		30,916
	Multiline Retail — 0.4%
38	Kohl's Corp. (a)	1,999

	Specialty Retail — 0.7%
176	Staples, Inc.	3,689

	Textiles, Apparel & Luxury Goods — 0.5%
55	Coach, Inc.	2,364

	Total Consumer Discretionary	50,618
Consumer Staples — 8.1%
	Beverages — 0.8%
71	Coca-Cola Co. (The)	4,165

	Food & Staples Retailing — 2.5%
322	CVS Caremark Corp.	10,143
78	Kroger Co. (The)	1,685
43	Sysco Corp.	1,217
1	Wal-Mart Stores, Inc.	28

		13,073
	Food Products — 0.8%
58	General Mills, Inc.	2,109
31	JM Smucker Co. (The)	1,895

		4,004
	Household Products — 3.2%
271	Procter & Gamble Co. (The)	16,243

	Tobacco — 0.8%
73	Philip Morris International, Inc.	4,075

	Total Consumer Staples	41,560
Energy — 12.4%
	Energy Equipment & Services — 0.2%
1	Baker Hughes, Inc.	23
17	Schlumberger Ltd.	1,018

		1,041
	Oil, Gas & Consumable Fuels — 12.2%
43	Anadarko Petroleum Corp.	2,449
76	Apache Corp.	7,435
209	Chevron Corp.	16,918
181	ConocoPhillips	10,390
76	Devon Energy Corp.	4,937
34	EOG Resources, Inc.	3,154
121	Occidental Petroleum Corp.	9,463
46	Peabody Energy Corp.	2,263
295	Williams Cos., Inc. (The)	5,644

		62,653
	Total Energy	63,694
Financials — 26.6%
	Capital Markets — 5.4%
85	Goldman Sachs Group, Inc. (The)	12,286
316	Morgan Stanley	7,802
128	State Street Corp.	4,813
164	TD AMERITRADE Holding Corp. (a)	2,644

		27,545
	Commercial Banks — 5.9%
223	BB&T Corp.	5,376
181	Fifth Third Bancorp	2,178
168	U.S. Bancorp	3,642
763	Wells Fargo & Co.	19,175

		30,371
	Consumer Finance — 0.7%
97	Capital One Financial Corp.	3,844

	Diversified Financial Services — 5.9%
1,227	Bank of America Corp.	16,081
2,941	Citigroup, Inc. (a)	11,470
136	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	2,578

		30,129
	Insurance — 7.0%
112	ACE Ltd., (Switzerland)	6,542
139	Aflac, Inc.	7,192
63	Berkshire Hathaway, Inc., Class B (a)	5,180
59	Genworth Financial, Inc., Class A (a)	721
201	MetLife, Inc.	7,712
108	Prudential Financial, Inc.	5,862
50	RenaissanceRe Holdings Ltd., (Bermuda)	3,018

		36,227
	Real Estate Investment Trusts (REITs) — 1.3%
134	Annaly Capital Management, Inc.	2,353
11	Camden Property Trust	524
288	Lexington Realty Trust (c)	2,062
162	ProLogis	1,905

		6,844
	Thrifts & Mortgage Finance — 0.4%
128	New York Community Bancorp, Inc.	2,086

	Total Financials	137,046
Health Care — 14.6%
	Biotechnology — 1.9%
92	Biogen Idec, Inc. (a)	5,156
80	Celgene Corp. (a)	4,591

		9,747
	Health Care Equipment & Supplies — 0.6%
74	Covidien plc, (Ireland)	2,981

	Health Care Providers & Services — 3.2%
98	Aetna, Inc.	3,091
20	McKesson Corp.	1,230
202	UnitedHealth Group, Inc.	7,083
92	WellPoint, Inc. (a)	5,234

		16,638
	Life Sciences Tools & Services — 0.4%
37	Thermo Fisher Scientific, Inc. (a)	1,754

	Pharmaceuticals — 8.5%
154	Abbott Laboratories	8,027
57	Johnson & Johnson	3,544
550	Merck & Co., Inc.	20,249
703	Pfizer, Inc.	12,079

		43,899
	Total Health Care	75,019
Industrials — 8.7%
	Aerospace & Defense — 1.6%
85	Honeywell International, Inc.	3,746
66	United Technologies Corp.	4,715

		8,461
	Industrial Conglomerates — 1.4%
179	General Electric Co.	2,915
117	Tyco International Ltd., (Switzerland)	4,304

		7,219
	Machinery — 3.0%
70	Deere & Co.	4,873
33	Eaton Corp.	2,718
28	Joy Global, Inc.	1,988
64	Navistar International Corp. (a)	2,772
46	Parker Hannifin Corp.	3,244

		15,595
	Road & Rail — 2.5%
237	Hertz Global Holdings, Inc. (a)	2,510
119	Norfolk Southern Corp.	7,087
38	Union Pacific Corp.	3,088

		12,685
	Trading Companies & Distributors — 0.2%
33	GATX Corp.	966

	Total Industrials	44,926
Information Technology — 7.9%
	Communications Equipment — 1.2%
275	Cisco Systems, Inc. (a)	6,032

	Computers & Peripherals — 1.2%
145	Hewlett-Packard Co.	6,084

	Electronic Equipment, Instruments & Components — 0.4%
121	Corning, Inc.	2,206

	IT Services — 1.2%
35	International Business Machines Corp.	4,747
7	MasterCard, Inc., Class A	1,597

		6,344
	Semiconductors & Semiconductor Equipment — 1.4%
28	Broadcom Corp., Class A	1,003
188	Intersil Corp., Class A	2,198
153	Marvell Technology Group Ltd., (Bermuda) (a)	2,671
41	Novellus Systems, Inc. (a)	1,096

		6,968
	Software — 2.5%
528	Microsoft Corp.	12,926

	Total Information Technology	40,560
Materials — 3.8%
	Chemicals — 2.6%
181	Dow Chemical Co. (The)	4,968
191	E.l. du Pont de Nemours & Co.	8,524

		13,492
	Metals & Mining — 1.2%
72	Freeport-McMoRan Copper & Gold, Inc.	6,171

	Total Materials	19,663
Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 2.5%
125	AT&T, Inc.	3,568
287	Verizon Communications, Inc.	9,355

		12,923
	Wireless Telecommunication Services — 0.9%
998	Sprint Nextel Corp. (a)	4,623

	Total Telecommunication Services	17,546
Utilities — 3.9%
	Electric Utilities — 2.0%
28	Edison International	978
102	NextEra Energy, Inc.	5,552
275	NV Energy, Inc.	3,614

		10,144
	Multi-Utilities — 1.2%
53	PG&E Corp.	2,397
93	SCANA Corp.	3,750

		6,147
	Water Utilities — 0.7%
160	American Water Works Co., Inc.	3,722

	Total Utilities	20,013
	Total Common Stocks (Cost $434,696)	510,645
Short-Term Investment — 0.1%
	Investment Company — 0.1%
671	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $671)	671
Investments of Cash Collateral for Securities on Loan — 0.4%
	Investment Company — 0.4%
1,874	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $1,874)	1,874

	Total Investments — 99.7% (Cost $437,241)	513,190
	Other Assets in Excess of Liabilities — 0.3%	1,508
	NET ASSETS — 100.0%	$514,698

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,578,000 which amounts to 0.5% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$80,197
Aggregate gross unrealized depreciation	(4,248)
Net unrealized appreciation/depreciation	$75,949
Federal income tax cost of investments	$437,241

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	50,618	–	–	50,618
Consumer Staples	41,560	–	–	41,560
Energy	63,694	–	–	63,694
Financials	134,468	–	2,578	137,046
Health Care	75,019	–	–	75,019
Industrials	44,926	–	–	44,926
Information Technology	40,560	–	–	40,560
Materials	19,663	–	–	19,663
Telecommunication Services	17,546	–	–	17,546
Utilities	20,013	–	–	20,013
Total Common Stocks	508,067	–	2,578	510,645
Short-Term Investments
Investment Companies	671	–	–	671
Investments of Cash Collateral for Securities on Loan
Investment Companies	1,874	–	–	1,874
Total Investments in Securities	$510,612	$–	$2,578	$513,190

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/10
Investments in Securities
Common Stocks – Financials	$ 2,646	$ -	$ (68)	$ -	$ -	$ -	$ -	$ 2,578
Total	$ 2,646	$ -	$ (68)	$ -	$ -	$ -	$ -	$ 2,578

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(68,000).

JPMorgan Market Expansion Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
Consumer Discretionary — 14.6%
		Auto Components — 0.7%
87		BorgWarner, Inc. (a)	4,560
12		Drew Industries, Inc. (a)	249
68		Gentex Corp.	1,318
20		Spartan Motors, Inc.	94
12		Standard Motor Products, Inc.	122
15		Superior Industries International, Inc.	262

			6,605
		Automobiles — 0.2%
39		Thor Industries, Inc.	1,318
19		Winnebago Industries, Inc. (a)	198

			1,516
		Distributors — 0.0% (g)
11		Audiovox Corp., Class A (a)	78

		Diversified Consumer Services — 1.3%
12		American Public Education, Inc. (a) (c)	386
42		Career Education Corp. (a)	910
12		Coinstar, Inc. (a) (c)	500
61		Corinthian Colleges, Inc. (a) (c)	430
44		Hillenbrand, Inc.	942
49		ITT Educational Services, Inc. (a) (c)	3,450
20		Matthews International Corp., Class A	696
5		Pre-Paid Legal Services, Inc. (a) (c)	290
116		Sotheby's	4,256
13		Universal Technical Institute, Inc.	249

			12,109
		Hotels, Restaurants & Leisure — 2.4%
15		Bally Technologies, Inc. (a)	538
1		Biglari Holdings, Inc. (a)	281
13		BJ's Restaurants, Inc. (a)	378
18		Bob Evans Farms, Inc.	506
35		Boyd Gaming Corp. (a) (c)	252
182		Brinker International, Inc.	3,427
12		Buffalo Wild Wings, Inc. (a)	564
16		California Pizza Kitchen, Inc. (a)	270
15		CEC Entertainment, Inc. (a)	502
57		Cheesecake Factory, Inc. (The) (a)	1,503
21		Chipotle Mexican Grill, Inc. (a)	3,587
50		Cracker Barrel Old Country Store, Inc.	2,554
10		DineEquity, Inc. (a) (c)	443
20		International Speedway Corp., Class A	492
26		Interval Leisure Group, Inc. (a)	349
7		Landry's Restaurants, Inc. (a)	181
16		Life Time Fitness, Inc. (a) (c)	616
13		Marcus Corp.	154
6		Monarch Casino & Resort, Inc. (a)	71
20		Multimedia Games, Inc. (a)	72
13		O'Charley's, Inc. (a)	91
16		Panera Bread Co., Class A (a)	1,377
14		Papa John's International, Inc. (a)	367
8		Peet's Coffee & Tea, Inc. (a) (c)	291
16		PF Chang's China Bistro, Inc. (c)	730
39		Pinnacle Entertainment, Inc. (a)	430
10		Red Robin Gourmet Burgers, Inc. (a)	187
42		Ruby Tuesday, Inc. (a)	499
18		Ruth's Hospitality Group, Inc. (a)	74
46		Scientific Games Corp., Class A (a)	442
35		Shuffle Master, Inc. (a)	295
41		Sonic Corp. (a)	330
33		Texas Roadhouse, Inc. (a)	459

			22,312
		Household Durables — 1.6%
26		American Greetings Corp., Class A	480
4		Blyth, Inc.	154
17		Ethan Allen Interiors, Inc. (c)	299
20		Helen of Troy Ltd., (Bermuda) (a)	499
74		Jarden Corp.	2,293
46		KB Home	519
10		Kid Brands, Inc. (a)	89
34		La-Z-Boy, Inc. (a)	284
2		Lennar Corp., Class A	33
11		M/I Homes, Inc. (a)	118
21		Meritage Homes Corp. (a)	408
43		Mohawk Industries, Inc. (a)	2,304
3		National Presto Industries Inc.	334
6		NVR, Inc. (a)	3,857
54		Ryland Group, Inc.	972
4		Skyline Corp.	85
64		Standard Pacific Corp. (a)	253
53		Toll Brothers, Inc. (a)	1,008
29		Tupperware Brands Corp.	1,350
9		Universal Electronics, Inc. (a)	180

			15,519
		Internet & Catalog Retail — 0.6%
10		Blue Nile, Inc. (a) (c)	424
26		HSN, Inc. (a)	772
27		NetFlix, Inc. (a) (c)	4,349
20		NutriSystem, Inc. (c)	389
14		PetMed Express, Inc. (c)	252

			6,186
		Leisure Equipment & Products — 0.7%
9		Arctic Cat, Inc. (a)	91
61		Brunswick Corp.	923
42		Callaway Golf Co.	295
18		JAKKS Pacific, Inc. (a)	322
16		Nautilus, Inc. (a)	21
54		Polaris Industries, Inc.	3,534
33		Pool Corp. (c)	662
14		RC2 Corp. (a)	293
12		Sturm Ruger & Co., Inc. (c)	160

			6,301
		Media — 0.3%
17		Arbitron, Inc.	485
18		E.W. Scripps Co., Class A (a)	142
25		Harte-Hanks, Inc.	291
30		John Wiley & Sons, Inc., Class A	1,236
17		Scholastic Corp.	464

			2,618
		Multiline Retail — 0.6%
109		Dollar Tree, Inc. (a)	5,309
26		Fred's, Inc., Class A	309
48		Saks, Inc. (c)	414
19		Tuesday Morning Corp. (a)	91

			6,123
		Specialty Retail — 4.0%
26		Aaron's, Inc.	475
88		Advance Auto Parts, Inc.	5,147
162		Aeropostale, Inc. (a)	3,766
59		AnnTaylor Stores Corp. (a)	1,196
14		Big 5 Sporting Goods Corp.	189
28		Brown Shoe Co., Inc.	321
122		Cabela's, Inc. (a) (c)	2,316
19		Cato Corp. (The), Class A	517
19		Chico's FAS, Inc.	198
9		Children's Place Retail Stores, Inc. (The) (a)	446
24		Christopher & Banks Corp.	186
37		Coldwater Creek, Inc. (a)	196
77		Collective Brands, Inc. (a)	1,244
27		Dress Barn, Inc. (The) (a)	650
37		Finish Line, Inc. (The), Class A	513
131		Foot Locker, Inc.	1,896
15		Genesco, Inc. (a)	438
16		Group 1 Automotive, Inc. (a)	473
26		Gymboree Corp. (a)	1,066
11		Haverty Furniture Cos., Inc.	125
19		Hibbett Sports, Inc. (a)	468
29		Hot Topic, Inc.	174
22		J. Crew Group, Inc. (a)	755
68		Jo-Ann Stores, Inc. (a)	3,009
18		Jos. A. Bank Clothiers, Inc. (a)	750
13		Lithia Motors, Inc., Class A	128
10		Lumber Liquidators Holdings, Inc. (a) (c)	245
14		MarineMax, Inc. (a)	98
34		Men's Wearhouse, Inc. (The)	812
9		Midas, Inc. (a)	66
13		Monro Muffler Brake, Inc.	594
103		OfficeMax, Inc. (a)	1,354
30		PEP Boys-Manny Moe & Jack	322
63		PetSmart, Inc.	2,196
43		Rent-A-Center, Inc. (a)	969
25		Sonic Automotive, Inc., Class A (a)	244
25		Stage Stores, Inc.	324
16		Stein Mart, Inc. (a)	144
104		Williams-Sonoma, Inc.	3,301
19		Zale Corp. (a) (c)	40
14		Zumiez, Inc. (a)	289

			37,640
		Textiles, Apparel & Luxury Goods — 2.2%
56		CROCS, Inc. (a)	729
74		Deckers Outdoor Corp. (a)	3,675
92		Fossil, Inc. (a)	4,952
103		Hanesbrands, Inc. (a)	2,664
108		Iconix Brand Group, Inc. (a)	1,884
17		K-Swiss, Inc., Class A (a)	211
62		Liz Claiborne, Inc. (a) (c)	377
13		Maidenform Brands, Inc. (a)	368
11		Movado Group, Inc. (a)	121
9		Oxford Industries, Inc.	216
6		Perry Ellis International, Inc. (a)	142
84		Quiksilver, Inc. (a)	329
38		Skechers U.S.A., Inc., Class A (a)	902
16		Steven Madden Ltd. (a)	657
28		Timberland Co. (The), Class A (a)	561
16		True Religion Apparel, Inc. (a)	350
11		Volcom, Inc. (a)	207
35		Warnaco Group, Inc. (The) (a)	1,776
16		Wolverine World Wide, Inc.	451

			20,572
		Total Consumer Discretionary	137,579
Consumer Staples — 3.1%
		Beverages — 0.1%
7		Boston Beer Co., Inc., Class A (a)	442

		Food & Staples Retailing — 0.5%
12		Andersons, Inc. (The)	453
75		Casey's General Stores, Inc.	3,142
18		Great Atlantic & Pacific Tea Co. (a) (c)	71
8		Nash Finch Co.	357
14		Ruddick Corp.	473
15		Spartan Stores, Inc.	213

			4,709
		Food Products — 1.3%
8		Calavo Growers, Inc. (c)	165
8		Cal-Maine Foods, Inc. (c)	239
124		Corn Products International, Inc.	4,654
53		Darling International, Inc. (a)	448
14		Diamond Foods, Inc. (c)	573
32		Flowers Foods, Inc.	796
26		Hain Celestial Group, Inc. (The) (a)	625
9		J&J Snack Foods Corp.	388
13		Lancaster Colony Corp.	603
21		Lance, Inc.	446
16		Sanderson Farms, Inc.	692
123		Smithfield Foods, Inc. (a)	2,070
18		Tootsie Roll Industries, Inc. (c)	439

			12,138
		Household Products — 0.7%
42		Central Garden & Pet Co., Class A (a)	436
10		Church & Dwight Co., Inc.	631
82		Energizer Holdings, Inc. (a)	5,536
11		WD-40 Co.	411

			7,014
		Personal Products — 0.4%
9		Mannatech, Inc. (a) (c)	19
8		Medifast, Inc. (a) (c)	218
56		NBTY, Inc. (a)	3,102

			3,339
		Tobacco — 0.1%
58		Alliance One International, Inc. (a)	242
25		Universal Corp.	997

			1,239
		Total Consumer Staples	28,881
Energy — 5.9%
		Energy Equipment & Services — 2.4%
128		Atwood Oceanics, Inc. (a)	3,909
14		Basic Energy Services, Inc. (a)	118
7		CARBO Ceramics, Inc.	533
53		Dril-Quip, Inc. (a)	3,288
26		Exterran Holdings, Inc. (a)	595
9		Gulf Island Fabrication, Inc.	160
15		Hornbeck Offshore Services, Inc. (a)	293
77		ION Geophysical Corp. (a)	393
8		Lufkin Industries, Inc.	373
16		Matrix Service Co. (a)	141
36		Oceaneering International, Inc. (a)	1,966
88		Oil States International, Inc. (a)	4,097
76		Patterson-UTI Energy, Inc.	1,305
35		Pioneer Drilling Co. (a)	226
33		Pride International, Inc. (a)	974
14		SEACOR Holdings, Inc. (a)	1,151
7		Seahawk Drilling, Inc. (a) (c)	63
31		Superior Energy Services, Inc. (a)	829
49		Tetra Technologies, Inc. (a)	503
37		Unit Corp. (a)	1,376

			22,293
		Oil, Gas & Consumable Fuels — 3.5%
126		Arch Coal, Inc.	3,374
25		Bill Barrett Corp. (a)	913
90		Cimarex Energy Co.	5,959
155		Forest Oil Corp. (a)	4,607
35		Frontier Oil Corp.	467
13		Holly Corp.	370
47		Mariner Energy, Inc. (a)	1,144
131		Newfield Exploration Co. (a)	7,533
12		Petroleum Development Corp. (a)	343
34		Petroquest Energy, Inc. (a) (c)	210
81		Quicksilver Resources, Inc. (a)	1,016
19		SM Energy Co.	730
62		Southern Union Co.	1,482
27		Stone Energy Corp. (a)	398
61		Swift Energy Co. (a)	1,706
110		World Fuel Services Corp. (c)	2,852

			33,104
		Total Energy	55,397
Financials — 19.2%
		Capital Markets — 1.1%
28		Affiliated Managers Group, Inc. (a)	2,147
101		Apollo Investment Corp.	1,033
15		Eaton Vance Corp.	431
28		Investment Technology Group, Inc. (a)	404
80		Jefferies Group, Inc. (c)	1,821
30		LaBranche & Co., Inc. (a)	117
11		Piper Jaffray Cos. (a)	313
80		Raymond James Financial, Inc.	2,023
63		SEI Investments Co.	1,291
18		SWS Group, Inc.	132
21		TradeStation Group, Inc. (a)	137
40		Waddell & Reed Financial, Inc., Class A	1,094

			10,943
		Commercial Banks — 4.2%
79		Bank of Hawaii Corp.	3,537
8		Bank of the Ozarks, Inc.	315
42		Boston Private Financial Holdings, Inc.	278
52		Cathay General Bancorp	618
10		City Holding Co.	316
19		City National Corp.	1,003
25		Columbia Banking System, Inc.	486
88		Commerce Bancshares, Inc.	3,321
21		Community Bank System, Inc. (c)	493
83		Cullen/Frost Bankers, Inc.	4,489
219		East West Bancorp, Inc.	3,570
47		First Bancorp (a) (c)	13
49		First Commonwealth Financial Corp.	267
25		First Financial Bancorp	416
14		First Financial Bankshares, Inc. (c)	672
15		First Midwest Bancorp, Inc.	177
48		FirstMerit Corp.	874
134		Fulton Financial Corp.	1,211
7		Hancock Holding Co.	199
32		Hanmi Financial Corp. (a) (c)	41
14		Home Bancshares, Inc./AR	285
14		Independent Bank Corp. (c)	308
34		International Bancshares Corp.	573
22		Nara Bancorp, Inc. (a)	152
82		National Penn Bancshares, Inc.	514
22		NBT Bancorp, Inc.	496
49		Old National Bancorp	511
19		PacWest Bancorp	366
22		Pinnacle Financial Partners, Inc. (a) (c)	198
38		PrivateBancorp, Inc.	437
73		Prosperity Bancshares, Inc.	2,379
16		S&T Bancorp, Inc. (c)	275
51		Signature Bank (a)	1,965
10		Simmons First National Corp., Class A	275
131		South Financial Group, Inc. (The) (a)	37
17		Sterling Bancorp, Class N	151
66		Sterling Bancshares, Inc.	352
84		Susquehanna Bancshares, Inc.	713
27		SVB Financial Group (a)	1,138
43		TCF Financial Corp.	690
5		Tompkins Financial Corp.	200
37		Trustmark Corp.	811
12		UMB Financial Corp.	417
30		United Bankshares, Inc. (c)	747
56		United Community Banks, Inc. (a)	126
75		Valley National Bancorp (c)	968
18		Westamerica Bancorp (c)	994
21		Whitney Holding Corp.	168
19		Wilmington Trust Corp.	173
12		Wilshire Bancorp, Inc. (c)	78
20		Wintrust Financial Corp.	656

			39,449
		Consumer Finance — 0.5%
64		AmeriCredit Corp. (a)	1,568
33		Cash America International, Inc.	1,144
32		Ezcorp, Inc., Class A (a)	634
17		First Cash Financial Services, Inc. (a)	482
5		Rewards Network, Inc.	77
11		World Acceptance Corp. (a) (c)	469

			4,374
		Diversified Financial Services — 0.5%
27		Interactive Brokers Group, Inc., Class A (a)	465
102		MSCI, Inc., Class A (a)	3,380
12		Portfolio Recovery Associates, Inc. (a) (c)	762

			4,607
		Insurance — 3.8%
49		American Financial Group, Inc.	1,483
6		American Physicians Capital, Inc.	249
12		AMERISAFE, Inc. (a)	232
57		Brown & Brown, Inc.	1,143
32		Delphi Financial Group, Inc., Class A	796
15		eHealth, Inc. (a)	193
29		Employers Holdings, Inc.	459
68		Everest Re Group Ltd., (Bermuda)	5,886
183		Fidelity National Financial, Inc., Class A	2,874
68		First American Financial Corp.	1,009
18		Hanover Insurance Group, Inc. (The)	841
7		HCC Insurance Holdings, Inc.	179
26		Horace Mann Educators Corp.	455
9		Infinity Property & Casualty Corp.	423
46		Mercury General Corp.	1,888
26		National Financial Partners Corp. (a)	326
9		Navigators Group, Inc. (The) (a)	382
13		Presidential Life Corp.	130
38		ProAssurance Corp. (a)	2,167
78		Protective Life Corp.	1,703
99		Reinsurance Group of America, Inc.	4,800
11		RLI Corp.	639
10		Safety Insurance Group, Inc.	408
35		Selective Insurance Group, Inc.	565
42		StanCorp Financial Group, Inc.	1,589
11		Stewart Information Services Corp.	127
13		Tower Group, Inc.	310
24		Transatlantic Holdings, Inc.	1,200
15		United Fire & Casualty Co.	310
32		Unitrin, Inc.	773
80		W.R. Berkley Corp.	2,156

			35,695
		Real Estate Investment Trusts (REITs) — 7.7%
26		Acadia Realty Trust	494
29		Alexandria Real Estate Equities, Inc.	2,000
114		AMB Property Corp.	3,024
72		BioMed Realty Trust, Inc.	1,299
43		BRE Properties, Inc.	1,780
43		Camden Property Trust	2,084
35		Cedar Shopping Centers, Inc.	210
46		Colonial Properties Trust	746
41		Corporate Office Properties Trust	1,537
67		Cousins Properties, Inc.	476
99		DiamondRock Hospitality Co. (a)	940
158		Duke Realty Corp.	1,836
17		EastGroup Properties, Inc.	639
30		Entertainment Properties Trust	1,310
23		Equity One, Inc. (c)	392
21		Essex Property Trust, Inc.	2,253
60		Extra Space Storage, Inc.	964
41		Federal Realty Investment Trust	3,327
44		Franklin Street Properties Corp.	550
42		Healthcare Realty Trust, Inc.	985
47		Highwoods Properties, Inc.	1,539
24		Home Properties, Inc.	1,282
87		Hospitality Properties Trust	1,948
46		Inland Real Estate Corp.	385
33		Kilroy Realty Corp.	1,108
40		Kite Realty Group Trust	179
48		LaSalle Hotel Properties	1,119
72		Lexington Realty Trust	513
75		Liberty Property Trust	2,403
15		LTC Properties, Inc.	387
84		Macerich Co. (The)	3,598
53		Mack-Cali Realty Corp.	1,728
70		Medical Properties Trust, Inc.	707
20		Mid-America Apartment Communities, Inc.	1,190
58		National Retail Properties, Inc.	1,464
81		Nationwide Health Properties, Inc.	3,147
62		Omega Healthcare Investors, Inc.	1,381
14		Parkway Properties, Inc.	209
31		Pennsylvania Real Estate Investment Trust (c)	370
34		Post Properties, Inc.	940
25		Potlatch Corp.	866
12		PS Business Parks, Inc.	659
52		Rayonier, Inc.	2,627
68		Realty Income Corp. (c)	2,300
57		Regency Centers Corp.	2,231
82		Senior Housing Properties Trust	1,920
51		SL Green Realty Corp.	3,237
18		Sovran Self Storage, Inc.	681
28		Tanger Factory Outlet Centers	1,343
108		UDR, Inc.	2,276
8		Universal Health Realty Income Trust	275
14		Urstadt Biddle Properties, Inc., Class A	253
74		Weingarten Realty Investors	1,608

			72,719
		Real Estate Management & Development — 0.3%
23		Forestar Group, Inc. (a)	400
27		Jones Lang LaSalle, Inc.	2,327

			2,727
		Thrifts & Mortgage Finance — 1.1%
29		Bank Mutual Corp.	151
38		Brookline Bancorp, Inc.	375
16		Dime Community Bancshares, Inc.	225
398		New York Community Bancorp, Inc.	6,475
107		NewAlliance Bancshares, Inc.	1,354
50		Trustco Bank Corp. (c)	279
75		Washington Federal, Inc.	1,144

			10,003
		Total Financials	180,517
Health Care — 11.3%
		Biotechnology — 0.9%
19		ArQule, Inc. (a)	100
19		Cubist Pharmaceuticals, Inc. (a)	451
11		Emergent Biosolutions, Inc. (a)	185
22		Martek Biosciences Corp. (a) (c)	487
22		Regeneron Pharmaceuticals, Inc. (a)	598
31		United Therapeutics Corp. (a)	1,734
144		Vertex Pharmaceuticals, Inc. (a)	4,993

			8,548
		Health Care Equipment & Supplies — 3.8%
14		Abaxis, Inc. (a)	333
137		Align Technology, Inc. (a)	2,678
8		Analogic Corp.	378
8		Cantel Medical Corp.	134
19		CONMED Corp. (a)	426
73		Cooper Cos., Inc. (The)	3,385
17		CryoLife, Inc. (a)	105
16		Cyberonics, Inc. (a)	416
22		Edwards Lifesciences Corp. (a)	1,464
70		Gen-Probe, Inc. (a)	3,413
15		Greatbatch, Inc. (a)	344
53		Hill-Rom Holdings, Inc.	1,912
115		Hologic, Inc. (a)	1,834
8		ICU Medical, Inc. (a)	300
45		IDEXX Laboratories, Inc. (a) (c)	2,807
99		Immucor, Inc. (a)	1,969
3		Integra LifeSciences Holdings Corp. (a)	115
21		Invacare Corp.	560
7		Kensey Nash Corp. (a)	205
94		Kinetic Concepts, Inc. (a)	3,437
27		Meridian Bioscience, Inc. (c)	588
18		Merit Medical Systems, Inc. (a)	292
19		Natus Medical, Inc. (a)	270
15		Neogen Corp. (a)	493
9		Osteotech, Inc. (a)	61
11		Palomar Medical Technologies, Inc. (a)	118
73		ResMed, Inc. (a)	2,406
68		STERIS Corp.	2,252
11		SurModics, Inc. (a) (c)	135
22		Symmetry Medical, Inc. (a)	213
10		Teleflex, Inc.	549
64		Thoratec Corp. (a)	2,355
14		Zoll Medical Corp. (a)	445

			36,392
		Health Care Providers & Services — 3.9%
7		Air Methods Corp. (a)	296
5		Almost Family, Inc. (a)	156
18		Amedisys, Inc. (a)	429
22		AMERIGROUP Corp. (a)	955
21		AMN Healthcare Services, Inc. (a)	110
20		AmSurg Corp. (a)	351
16		Bio-Reference Labs, Inc. (a)	324
12		Catalyst Health Solutions, Inc. (a)	436
75		Community Health Systems, Inc. (a)	2,310
5		Corvel Corp. (a)	193
20		Cross Country Healthcare, Inc. (a)	145
7		Ensign Group, Inc. (The)	130
11		Genoptix, Inc. (a)	157
19		Gentiva Health Services, Inc. (a)	419
21		Hanger Orthopedic Group, Inc. (a)	301
120		Health Management Associates, Inc., Class A (a)	917
152		Health Net, Inc. (a)	4,134
54		Healthspring, Inc. (a)	1,405
22		Healthways, Inc. (a)	257
68		Henry Schein, Inc. (a)	3,989
9		IPC The Hospitalist Co., Inc. (a)	239
25		Kindred Healthcare, Inc. (a)	329
6		Landauer, Inc.	375
11		LCA-Vision, Inc. (a)	64
10		LHC Group, Inc. (a)	229
55		LifePoint Hospitals, Inc. (a)	1,933
164		Lincare Holdings, Inc. (a)	4,115
50		Magellan Health Services, Inc. (a)	2,371
12		Medcath Corp. (a)	117
9		Molina Healthcare, Inc. (a)	233
8		MWI Veterinary Supply, Inc. (a) (c)	461
99		Omnicare, Inc.	2,362
91		Owens & Minor, Inc.	2,603
20		PharMerica Corp. (a)	187
58		PSS World Medical, Inc. (a)	1,233
54		Psychiatric Solutions, Inc. (a)	1,815
16		RehabCare Group, Inc. (a)	326
16		Res-Care, Inc. (a)	210
5		Universal Health Services, Inc., Class B	179

			36,795
		Health Care Technology — 0.1%
6		Computer Programs & Systems, Inc.	272
21		Omnicell, Inc. (a)	273
4		Quality Systems, Inc. (c)	294

			839
		Life Sciences Tools & Services — 0.9%
46		Affymetrix, Inc. (a)	212
10		Bio-Rad Laboratories, Inc., Class A (a)	892
18		Cambrex Corp. (a)	77
30		Charles River Laboratories International, Inc. (a)	992
12		Dionex Corp. (a)	1,074
20		Enzo Biochem, Inc. (a)	76
27		eResearchTechnology, Inc. (a)	201
9		Kendle International, Inc. (a)	88
84		Parexel International Corp. (a)	1,949
123		Pharmaceutical Product Development, Inc.	3,060

			8,621
		Pharmaceuticals — 1.7%
184		Endo Pharmaceuticals Holdings, Inc. (a)	6,103
6		Hi-Tech Pharmacal Co., Inc. (a) (c)	127
136		Medicis Pharmaceutical Corp., Class A	4,045
23		Par Pharmaceutical Cos., Inc. (a)	662
46		Perrigo Co.	2,958
26		Salix Pharmaceuticals Ltd. (a)	1,046
—		Valeant Pharmaceuticals International, Inc., (Canada) (a) (c)	—
51		ViroPharma, Inc. (a)	755

			15,696
		Total Health Care	106,891
Industrials — 15.7%
		Aerospace & Defense — 1.0%
25		AAR Corp. (a)	475
10		Aerovironment, Inc. (a)	216
27		Alliant Techsystems, Inc. (a)	2,036
6		American Science & Engineering, Inc.	431
9		Applied Signal Technology, Inc.	214
17		Ceradyne, Inc. (a)	392
10		Cubic Corp.	394
15		Curtiss-Wright Corp.	451
49		Esterline Technologies Corp. (a)	2,796
33		GenCorp, Inc. (a)	164
30		Moog, Inc., Class A (a)	1,072
25		Orbital Sciences Corp. (a)	385
13		Teledyne Technologies, Inc. (a)	525

			9,551
		Air Freight & Logistics — 0.1%
19		Forward Air Corp.	484
25		Hub Group, Inc., Class A (a)	724

			1,208
		Airlines — 1.1%
89		AirTran Holdings, Inc. (a)	655
96		Alaska Air Group, Inc. (a)	4,905
21		Allegiant Travel Co. (c)	881
563		JetBlue Airways Corp. (a)	3,766
39		SkyWest, Inc.	539

			10,746
		Building Products — 0.8%
49		A.O. Smith Corp.	2,863
8		AAON, Inc.	190
18		Apogee Enterprises, Inc.	167
19		Gibraltar Industries, Inc. (a)	175
29		Griffon Corp. (a)	353
43		Lennox International, Inc.	1,788
10		NCI Building Systems, Inc. (a)	97
25		Quanex Building Products Corp.	425
55		Simpson Manufacturing Co., Inc.	1,428
12		Universal Forest Products, Inc.	365

			7,851
		Commercial Services & Supplies — 1.3%
30		ABM Industries, Inc.	647
13		ATC Technology Corp. (a)	323
25		Bowne & Co., Inc.	281
31		Brink's Co. (The)	718
7		Consolidated Graphics, Inc. (a)	303
56		Copart, Inc. (a)	1,858
46		Corrections Corp. of America (a)	1,139
34		Deluxe Corp.	647
12		G&K Services, Inc., Class A	278
28		Healthcare Services Group, Inc.	648
29		HNI Corp.	847
37		Interface, Inc., Class A	524
20		Mine Safety Appliances Co.	535
23		Mobile Mini, Inc. (a)	356
28		Rollins, Inc.	660
8		Standard Register Co. (The)	22
27		SYKES Enterprises, Inc. (a)	362
21		Tetra Tech, Inc. (a)	432
9		UniFirst Corp.	414
17		United Stationers, Inc. (a)	893
13		Viad Corp.	260

			12,147
		Construction & Engineering — 1.9%
53		Aecom Technology Corp. (a)	1,278
25		Comfort Systems USA, Inc.	268
24		Dycom Industries, Inc. (a)	243
86		EMCOR Group, Inc. (a)	2,116
25		Insituform Technologies, Inc., Class A (a)	615
205		KBR, Inc.	5,046
127		Shaw Group, Inc. (The) (a)	4,247
106		URS Corp. (a)	4,017

			17,830
		Electrical Equipment — 1.5%
8		AZZ, Inc.	333
16		Baldor Electric Co.	656
38		Belden, Inc.	1,013
33		Brady Corp., Class A	976
16		C&D Technologies, Inc. (a) (c)	5
12		Encore Wire Corp.	249
28		Hubbell, Inc., Class B	1,436
16		II-VI, Inc. (a)	607
6		Powell Industries, Inc. (a)	172
64		Regal-Beloit Corp.	3,734
90		Thomas & Betts Corp. (a)	3,687
16		Vicor Corp. (a)	232
21		Woodward Governor Co.	686

			13,786
		Industrial Conglomerates — 0.3%
82		Carlisle Cos., Inc.	2,461
8		Standex International Corp.	185
14		Tredegar Corp.	269

			2,915
		Machinery — 5.4%
65		Actuant Corp., Class A	1,489
124		AGCO Corp. (a)	4,819
18		Albany International Corp., Class A	340
13		Astec Industries, Inc. (a)	370
10		Badger Meter, Inc.	396
33		Briggs & Stratton Corp.	623
6		Cascade Corp.	190
11		CIRCOR International, Inc.	351
21		CLARCOR, Inc.	822
39		Crane Co.	1,498
13		EnPro Industries, Inc. (a)	409
3		ESCO Technologies, Inc.	100
39		Federal Signal Corp.	209
33		Gardner Denver, Inc.	1,787
16		Graco, Inc.	503
37		IDEX Corp.	1,296
18		John Bean Technologies Corp.	291
112		Joy Global, Inc.	7,855
62		Kaydon Corp.	2,143
85		Kennametal, Inc.	2,625
28		Lincoln Electric Holdings, Inc.	1,611
8		Lindsay Corp. (c)	352
10		Lydall, Inc. (a)	76
25		Mueller Industries, Inc.	652
33		Nordson Corp.	2,462
147		Oshkosh Corp. (a)	4,036
21		Robbins & Myers, Inc.	575
70		SPX Corp.	4,425
139		Timken Co.	5,315
46		Toro Co. (The)	2,613
—	(h)	Valmont Industries, Inc.	29
19		Watts Water Technologies, Inc., Class A	653

			50,915
		Marine — 0.1%
13		Alexander & Baldwin, Inc.	448

		Professional Services — 0.5%
15		Administaff, Inc.	392
8		CDI Corp.	102
23		Corporate Executive Board Co. (The)	736
19		Dolan Co. (The) (a)	219
9		Exponent, Inc. (a)	294
31		FTI Consulting, Inc. (a)	1,065
11		Heidrick & Struggles International, Inc.	217
17		Kelly Services, Inc., Class A (a)	199
30		Korn/Ferry International (a)	494
33		Navigant Consulting, Inc. (a)	380
23		On Assignment, Inc. (a)	120
10		School Specialty, Inc. (a)	136
32		SFN Group, Inc. (a)	195
29		TrueBlue, Inc. (a)	391
9		Volt Information Sciences, Inc. (a)	63

			5,003
		Road & Rail — 0.8%
16		Arkansas Best Corp.	394
44		J.B. Hunt Transport Services, Inc.	1,519
122		Kansas City Southern (a)	4,549
8		Landstar System, Inc.	320
22		Werner Enterprises, Inc.	460

			7,242
		Trading Companies & Distributors — 0.9%
75		Applied Industrial Technologies, Inc.	2,285
55		GATX Corp.	1,622
17		Kaman Corp.	441
4		Lawson Products, Inc.	56
21		MSC Industrial Direct Co., Class A	1,135
39		United Rentals, Inc. (a)	584
39		Watsco, Inc.	2,179

			8,302
		Total Industrials	147,944
Information Technology — 17.0%
		Communications Equipment — 2.2%
65		ADC Telecommunications, Inc. (a)	829
23		ADTRAN, Inc.	809
290		Arris Group, Inc. (a)	2,832
7		Bel Fuse, Inc., Class B	147
11		Black Box Corp.	368
26		Blue Coat Systems, Inc. (a)	617
62		CommScope, Inc. (a)	1,465
8		Comtech Telecommunications Corp. (a)	217
16		DG FastChannel, Inc. (a) (c)	344
15		Digi International, Inc. (a)	147
9		EMS Technologies, Inc. (a)	175
62		F5 Networks, Inc. (a)	6,430
61		Harmonic, Inc. (a)	422
23		NETGEAR, Inc. (a)	612
18		Network Equipment Technologies, Inc. (a) (c)	62
13		PC-Tel, Inc. (a)	78
108		Plantronics, Inc.	3,645
40		Polycom, Inc. (a)	1,079
27		Symmetricom, Inc. (a)	155
8		Tollgrade Communications, Inc. (a)	57

			20,490
		Computers & Peripherals — 0.4%
19		Avid Technology, Inc. (a)	246
15		Compellent Technologies, Inc. (a)	270
14		Hutchinson Technology, Inc. (a) (c)	50
35		Intermec, Inc. (a)	434
14		Intevac, Inc. (a)	135
104		NCR Corp. (a)	1,419
19		Novatel Wireless, Inc. (a) (c)	154
13		Stratasys, Inc. (a) (c)	367
38		Synaptics, Inc. (a) (c)	1,060

			4,135
		Electronic Equipment, Instruments & Components — 2.9%
14		Agilysys, Inc. (a)	91
180		Arrow Electronics, Inc. (a)	4,809
98		Avnet, Inc. (a)	2,636
13		Benchmark Electronics, Inc. (a)	218
45		Brightpoint, Inc. (a)	312
25		Checkpoint Systems, Inc. (a)	508
31		Cogent, Inc. (a)	327
26		Cognex Corp.	684
22		CTS Corp.	213
22		Daktronics, Inc. (c)	214
11		DTS, Inc. (a)	437
18		Electro Scientific Industries, Inc. (a)	199
10		FARO Technologies, Inc. (a)	225
78		Flextronics International Ltd., (Singapore) (a)	472
16		Gerber Scientific, Inc. (a)	98
30		Insight Enterprises, Inc. (a)	469
19		Itron, Inc. (a)	1,183
8		Keithley Instruments, Inc.	180
14		Littelfuse, Inc.	622
11		LoJack Corp. (a)	41
15		Mercury Computer Systems, Inc. (a)	185
23		Methode Electronics, Inc.	212
11		MTS Systems Corp.	336
27		National Instruments Corp.	868
24		Newport Corp. (a)	269
12		OSI Systems, Inc. (a)	421
13		Park Electrochemical Corp.	354
26		Plexus Corp. (a)	771
15		RadiSys Corp. (a)	141
10		Rogers Corp. (a)	324
17		Scansource, Inc. (a)	471
14		SYNNEX Corp. (a)	388
47		Tech Data Corp. (a)	1,874
25		Technitrol, Inc.	112
80		Trimble Navigation Ltd. (a)	2,817
28		TTM Technologies, Inc. (a)	276
402		Vishay Intertechnology, Inc. (a)	3,893

			27,650
		Internet Software & Services — 1.1%
74		AOL, Inc. (a)	1,826
16		comScore, Inc. (a)	367
26		DealerTrack Holdings, Inc. (a)	451
27		Digital River, Inc. (a)	914
29		Equinix, Inc. (a)	3,010
23		Infospace, Inc. (a)	200
31		j2 Global Communications, Inc. (a)	747
19		Knot, Inc. (The) (a)	173
11		Liquidity Services, Inc. (a)	179
20		Perficient, Inc. (a)	180
63		Rackspace Hosting, Inc. (a)	1,633
9		Stamps.com, Inc. (a)	121
55		United Online, Inc.	316
52		ValueClick, Inc. (a)	676

			10,793
		IT Services — 3.2%
17		Acxiom Corp. (a)	277
76		Alliance Data Systems Corp. (a) (c)	4,988
64		Broadridge Financial Solutions, Inc.	1,469
61		CACI International, Inc., Class A (a)	2,782
44		CIBER, Inc. (a)	132
62		Convergys Corp. (a)	645
53		CoreLogic, Inc.	1,021
23		CSG Systems International, Inc. (a)	419
89		DST Systems, Inc.	3,968
9		Forrester Research, Inc. (a)	312
98		Global Payments, Inc.	4,222
24		Heartland Payment Systems, Inc.	369
54		Hewitt Associates, Inc., Class A (a) (c)	2,721
11		Integral Systems, Inc. (a)	79
125		Lender Processing Services, Inc.	4,139
5		ManTech International Corp., Class A (a)	210
12		MAXIMUS, Inc.	710
1		NCI, Inc., Class A (a)	24
28		SRA International, Inc., Class A (a)	558
7		StarTek, Inc. (a)	30
22		TeleTech Holdings, Inc. (a)	322
11		Wright Express Corp. (a)	381

			29,778
		Office Electronics — 0.1%
23		Zebra Technologies Corp., Class A (a)	772

		Semiconductors & Semiconductor Equipment — 3.3%
17		Actel Corp. (a)	273
22		Advanced Energy Industries, Inc. (a)	283
21		ATMI, Inc. (a)	305
42		Brooks Automation, Inc. (a)	283
15		Cabot Microelectronics Corp. (a)	484
15		Cohu, Inc.	193
75		Cree, Inc. (a)	4,049
20		Cymer, Inc. (a)	727
46		Cypress Semiconductor Corp. (a)	573
23		Diodes, Inc. (a)	390
15		DSP Group, Inc. (a)	102
29		Exar Corp. (a)	171
363		Fairchild Semiconductor International, Inc. (a)	3,408
25		FEI Co. (a)	482
6		Hittite Microwave Corp. (a)	269
106		Integrated Device Technology, Inc. (a)	619
68		International Rectifier Corp. (a)	1,427
34		Intersil Corp., Class A	403
42		Kopin Corp. (a)	149
45		Kulicke & Soffa Industries, Inc. (a)	280
108		Lam Research Corp. (a)	4,524
28		Micrel, Inc.	278
76		Microsemi Corp. (a)	1,303
32		MKS Instruments, Inc. (a)	573
24		Monolithic Power Systems, Inc. (a)	388
16		Pericom Semiconductor Corp. (a)	140
312		RF Micro Devices, Inc. (a)	1,914
19		Rudolph Technologies, Inc. (a)	158
17		Sigma Designs, Inc. (a) (c)	201
4		Silicon Laboratories, Inc. (a)	152
15		Standard Microsystems Corp. (a)	332
8		Supertex, Inc. (a)	187
101		TriQuint Semiconductor, Inc. (a)	970
15		Ultratech, Inc. (a)	265
32		Varian Semiconductor Equipment Associates, Inc. (a)	924
98		Veeco Instruments, Inc. (a) (c)	3,433
17		Volterra Semiconductor Corp. (a)	364

			30,976
		Software — 3.8%
22		ACI Worldwide, Inc. (a)	498
10		Advent Software, Inc. (a) (c)	530
50		ANSYS, Inc. (a)	2,113
29		Blackbaud, Inc.	694
301		Cadence Design Systems, Inc. (a)	2,299
28		CommVault Systems, Inc. (a)	717
20		Ebix, Inc. (a) (c)	458
36		Epicor Software Corp. (a)	310
22		EPIQ Systems, Inc.	272
55		FactSet Research Systems, Inc.	4,431
27		Fair Isaac Corp.	670
8		Interactive Intelligence, Inc. (a)	142
6		Jack Henry & Associates, Inc.	161
15		Manhattan Associates, Inc. (a)	436
67		Mentor Graphics Corp. (a)	712
76		MICROS Systems, Inc. (a)	3,232
6		MicroStrategy, Inc., Class A (a)	519
22		Netscout Systems, Inc. (a)	450
22		Phoenix Technologies Ltd. (a)	86
28		Progress Software Corp. (a)	942
154		Quest Software, Inc. (a)	3,793
17		Radiant Systems, Inc. (a)	291
118		Rovi Corp. (a)	5,937
19		Smith Micro Software, Inc. (a)	186
35		Solera Holdings, Inc.	1,544
19		Sonic Solutions, Inc. (a) (c)	222
11		Sourcefire, Inc. (a)	327
53		Take-Two Interactive Software, Inc. (a)	540
43		THQ, Inc. (a)	173
117		TIBCO Software, Inc. (a)	2,082
18		Tyler Technologies, Inc. (a)	357
29		Websense, Inc. (a)	507

			35,631
		Total Information Technology	160,225
Materials — 6.0%
		Chemicals — 3.5%
20		A Schulman, Inc.	411
59		Albemarle Corp.	2,781
12		American Vanguard Corp.	77
16		Arch Chemicals, Inc.	562
103		Ashland, Inc.	5,026
18		Balchem Corp.	564
55		Cabot Corp.	1,795
37		Calgon Carbon Corp. (a)	532
40		Cytec Industries, Inc.	2,258
32		H.B. Fuller Co.	633
9		International Flavors & Fragrances, Inc.	450
12		LSB Industries, Inc. (a)	214
71		Lubrizol Corp.	7,497
12		Minerals Technologies, Inc.	721
31		NewMarket Corp.	3,548
51		Olin Corp.	1,036
20		OM Group, Inc. (a)	616
7		Penford Corp. (a)	32
60		PolyOne Corp. (a)	731
7		Quaker Chemical Corp.	220
20		Scotts Miracle-Gro Co. (The), Class A	1,025
16		Sensient Technologies Corp.	493
5		Stepan Co.	295
36		Valspar Corp.	1,138
3		Westlake Chemical Corp.	84
14		Zep, Inc.	237

			32,976
		Construction Materials — 0.1%
32		Headwaters, Inc. (a)	115
18		Texas Industries, Inc. (c)	570

			685
		Containers & Packaging — 1.2%
33		Aptargroup, Inc.	1,529
14		Greif, Inc., Class A	851
17		Myers Industries, Inc.	149
123		Packaging Corp. of America	2,844
72		Rock-Tenn Co., Class A	3,609
20		Silgan Holdings, Inc.	631
53		Sonoco Products Co.	1,770

			11,383
		Metals & Mining — 0.9%
10		AM Castle & Co. (a)	135
16		AMCOL International Corp.	419
13		Brush Engineered Materials, Inc. (a)	376
14		Carpenter Technology Corp.	465
9		Kaiser Aluminum Corp.	404
6		Olympic Steel, Inc.	136
31		Reliance Steel & Aluminum Co.	1,280
20		RTI International Metals, Inc. (a)	600
193		Steel Dynamics, Inc.	2,718
148		Worthington Industries, Inc.	2,231

			8,764
		Paper & Forest Products — 0.3%
25		Buckeye Technologies, Inc. (a)	373
7		Clearwater Paper Corp. (a)	565
7		Deltic Timber Corp.	313
81		Louisiana-Pacific Corp. (a)	617
9		Neenah Paper, Inc.	137
32		Wausau Paper Corp. (a)	265

			2,270
		Total Materials	56,078
Telecommunication Services — 0.7%
		Diversified Telecommunication Services — 0.3%
17		Cbeyond, Inc. (a)	217
130		Cincinnati Bell, Inc. (a)	346
28		General Communication, Inc., Class A (a)	281
22		Neutral Tandem, Inc. (a)	259
105		tw telecom, inc. (a)	1,958

			3,061
		Wireless Telecommunication Services — 0.4%
19		NTELOS Holdings Corp.	327
48		Syniverse Holdings, Inc. (a)	1,094
63		Telephone & Data Systems, Inc.	2,057
14		USA Mobility, Inc.	231

			3,709
		Total Telecommunication Services	6,770
Utilities — 5.2%
		Electric Utilities — 2.2%
19		Allete, Inc.	676
8		Central Vermont Public Service Corp.	154
65		Cleco Corp.	1,939
172		DPL, Inc.	4,501
29		El Paso Electric Co. (a)	686
65		Great Plains Energy, Inc.	1,227
91		Hawaiian Electric Industries, Inc.	2,047
21		IDACORP, Inc.	757
188		NV Energy, Inc.	2,467
148		PNM Resources, Inc.	1,687
20		UIL Holdings Corp.	551
67		UniSource Energy Corp.	2,227
73		Westar Energy, Inc.	1,765

			20,684
		Gas Utilities — 1.8%
4		AGL Resources, Inc.	155
76		Atmos Energy Corp.	2,228
98		Energen Corp.	4,471
14		Laclede Group, Inc. (The)	490
3		National Fuel Gas Co.	153
18		Northwest Natural Gas Co.	868
51		Piedmont Natural Gas Co., Inc.	1,484
254		Questar Corp.	4,453
46		Southwest Gas Corp.	1,559
39		UGI Corp.	1,115

			16,976
		Independent Power Producers & Energy Traders — 0.0% (g)
60		Dynegy, Inc. (a)	291

		Multi-Utilities — 1.1%
58		Alliant Energy Corp.	2,104
57		Avista Corp.	1,193
11		Black Hills Corp.	343
10		CH Energy Group, Inc.	453
10		MDU Resources Group, Inc.	199
24		NorthWestern Corp.	681
14		NSTAR	543
119		OGE Energy Corp.	4,752

			10,268
		Water Utilities — 0.1%
12		American States Water Co.	433

		Total Utilities	48,652
		Total Common Stocks (Cost $790,292)	928,934
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
165		U.S. Treasury Bills, 0.135% 10/28/10 (n)	165
1,740		U.S. Treasury Bills, 0.126%, 11/18/10 (k) (n)	1,740
		Total U.S. Treasury Obligations (Cost $1,905)	1,905
SHARES
Short-Term Investment — 1.2%
		Investment Company — 1.2%
10,944		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (Cost $10,944)	10,944

Investments of Cash Collateral for Securities on Loan — 4.4%
		Investment Company — 4.4%
41,712		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (m) (Cost $41,712)	41,712

		Total Investments — 104.5% (Cost $844,853)	983,495
		Liabilities in Excess of Other Assets — (4.5)%	(42,373)
		NET ASSETS — 100.0%	$941,122

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
56	E-mini Russell 2000	12/17/10	$3,777	$239
132	S&P Mid Cap 400	12/17/10	10,562	567
				$806

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse purchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$169,294
Aggregate gross unrealized depreciation	(30,652)
Net unrealized appreciation/depreciation	$138,642
Federal income tax cost of investments	$844,853

Market Expansion Index Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$981,590	$1,905	$—	$983,495
Appreciation in Other Financial Instruments
Futures Contracts	$806	$—	$—	$806

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of two U.S. Treasury Bills that are held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 18.2%
	Auto Components — 1.2%
911	Gentex Corp.	17,782

	Automobiles — 1.4%
716	Harley-Davidson, Inc.	20,357

	Diversified Consumer Services — 1.6%
615	Education Management Corp. (a) (c)	9,035
369	Sotheby's	13,587

		22,622
	Hotels, Restaurants & Leisure — 2.4%
63	Chipotle Mexican Grill, Inc. (a)	10,871
740	MGM Resorts International (a) (c)	8,348
302	Starwood Hotels & Resorts Worldwide, Inc.	15,875

		35,094
	Household Durables — 1.0%
450	Harman International Industries, Inc. (a)	15,035

	Internet & Catalog Retail — 1.6%
386	HSN, Inc. (a)	11,544
71	NetFlix, Inc. (a)	11,548

		23,092
	Media — 2.9%
641	Lamar Advertising Co., Class A (a)	20,400
451	Scripps Networks Interactive, Inc., Class A	21,435

		41,835
	Specialty Retail — 3.6%
397	Dick's Sporting Goods, Inc. (a)	11,132
651	Express, Inc. (a)	9,906
218	J. Crew Group, Inc. (a)	7,343
793	OfficeMax, Inc. (a)	10,379
397	Williams-Sonoma, Inc.	12,569

		51,329
	Textiles, Apparel & Luxury Goods — 2.5%
372	Phillips-Van Heusen Corp.	22,380
149	Polo Ralph Lauren Corp.	13,353

		35,733
	Total Consumer Discretionary	262,879
Consumer Staples — 1.1%
	Beverages — 1.1%
452	Dr. Pepper Snapple Group, Inc.	16,066

Energy — 5.5%
	Energy Equipment & Services — 2.0%
420	Cameron International Corp. (a)	18,024
135	CARBO Ceramics, Inc.	10,951

		28,975
	Oil, Gas & Consumable Fuels — 3.5%
416	Cabot Oil & Gas Corp.	12,528
313	Concho Resources, Inc. (a)	20,678
583	Forest Oil Corp. (a)	17,308

		50,514
	Total Energy	79,489
Financials — 8.5%
	Capital Markets — 5.1%
833	Invesco Ltd.	17,687
419	Lazard Ltd., (Bermuda), Class A	14,712
743	Och-Ziff Capital Management Group LLC, Class A	11,077
372	T. Rowe Price Group, Inc.	18,617
738	TD AMERITRADE Holding Corp. (a)	11,913

		74,006
	Commercial Banks — 2.0%
364	BB&T Corp.	8,762
198	BOK Financial Corp.	8,931
281	Comerica, Inc.	10,432

		28,125
	Diversified Financial Services — 0.8%
353	MSCI, Inc., Class A (a)	11,730

	Insurance — 0.6%
339	HCC Insurance Holdings, Inc.	8,850

	Total Financials	122,711
Health Care — 12.6%
	Biotechnology — 0.8%
188	Alexion Pharmaceuticals, Inc. (a)	12,106

	Health Care Equipment & Supplies — 1.5%
264	Sirona Dental Systems, Inc. (a)	9,520
339	Thoratec Corp. (a)	12,540

		22,060
	Health Care Providers & Services — 6.5%
738	Brookdale Senior Living, Inc. (a)	12,040
716	Coventry Health Care, Inc. (a)	15,409
285	DaVita, Inc. (a)	19,705
303	Express Scripts, Inc. (a)	14,732
258	Humana, Inc. (a)	12,953
743	Lincare Holdings, Inc.	18,644

		93,483
	Health Care Technology — 0.7%
122	Cerner Corp. (a)	10,238

	Life Sciences Tools & Services — 0.8%
221	Illumina, Inc. (a) (c)	10,863

	Pharmaceuticals — 2.3%
1,321	Valeant Pharmaceuticals International, Inc., (Canada) (c)	33,094

	Total Health Care	181,844
Industrials — 18.7%
	Aerospace & Defense — 2.5%
278	Goodrich Corp.	20,519
127	Precision Castparts Corp.	16,231

		36,750
	Air Freight & Logistics — 0.7%
236	Expeditors International of Washington, Inc.	10,924

	Airlines — 1.1%
1,350	Delta Air Lines, Inc. (a)	15,714

	Building Products — 1.0%
357	Lennox International, Inc.	14,896

	Commercial Services & Supplies — 1.1%
222	Stericycle, Inc. (a)	15,436

	Electrical Equipment — 2.9%
293	Hubbell, Inc., Class B	14,885
243	Rockwell Automation, Inc.	15,019
184	Roper Industries, Inc.	11,996

		41,900
	Industrial Conglomerates — 1.0%
462	Carlisle Cos., Inc.	13,834

	Machinery — 4.0%
443	Cummins, Inc.	40,159
359	Wabtec Corp.	17,133

		57,292
	Professional Services — 0.9%
479	Robert Half International, Inc.	12,458

	Road & Rail — 1.7%
1,022	Avis Budget Group, Inc. (a)	11,911
337	Landstar System, Inc.	13,023

		24,934
	Trading Companies & Distributors — 1.8%
225	W.W. Grainger, Inc.	26,835

	Total Industrials	270,973
Information Technology — 28.8%
	Communications Equipment — 2.8%
171	F5 Networks, Inc. (a)	17,782
508	Juniper Networks, Inc. (a)	15,418
165	Riverbed Technology, Inc. (a)	7,530

		40,730
	Computers & Peripherals — 2.0%
586	NetApp, Inc. (a)	29,162

	Electronic Equipment, Instruments & Components — 2.6%
433	Amphenol Corp., Class A	21,197
562	Tyco Electronics Ltd., (Switzerland)	16,416

		37,613
	Internet Software & Services — 1.3%
178	Equinix, Inc. (a)	18,229

	IT Services — 7.6%
315	Alliance Data Systems Corp. (a) (c)	20,563
505	Amdocs Ltd., (United Kingdom) (a)	14,485
692	CGI Group, Inc., (Canada), Class A (a)	10,395
269	Cognizant Technology Solutions Corp., Class A (a)	17,349
405	Hewitt Associates, Inc., Class A (a)	20,404
62	MasterCard, Inc., Class A	13,861
732	Western Union Co. (The)	12,926

		109,983
	Office Electronics — 0.7%
311	Zebra Technologies Corp., Class A (a)	10,445

	Semiconductors & Semiconductor Equipment — 5.8%
528	Broadcom Corp., Class A	18,689
209	Cree, Inc. (a) (c)	11,336
1,203	Marvell Technology Group Ltd., (Bermuda) (a)	21,065
475	Microchip Technology, Inc. (c)	14,945
630	Varian Semiconductor Equipment Associates, Inc. (a)	18,143

		84,178
	Software — 6.0%
181	ANSYS, Inc. (a)	7,661
222	Autodesk, Inc. (a)	7,084
257	Citrix Systems, Inc. (a)	17,531
304	Concur Technologies, Inc. (a)	15,030
539	MICROS Systems, Inc. (a)	22,799
144	Salesforce.com, Inc. (a)	16,133

		86,238
	Total Information Technology	416,578
Materials — 4.3%
	Chemicals — 1.4%
271	Sherwin-Williams Co. (The)	20,333

	Containers & Packaging — 2.0%
448	Bemis Co., Inc.	14,217
263	Greif, Inc., Class A	15,463

		29,680
	Metals & Mining — 0.9%
197	Cliffs Natural Resources, Inc.	12,618

	Total Materials	62,631
Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
1,048	tw telecom, inc. (a)	19,466

	Total Common Stocks (Cost $1,109,007)	1,432,637
Short-Term Investment — 1.8%
	Investment Company — 1.8%
26,681	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $26,681)	26,681
Investments of Cash Collateral for Securities on Loan — 4.0%
	Investment Company — 4.0%
57,609	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $57,609)	57,609

	Total Investments — 104.8% (Cost $1,193,297)	1,516,927
	Liabilities in Excess of Other Assets — (4.8)%	(69,386)
	NET ASSETS — 100.0%	$1,447,541

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$351,627
Aggregate gross unrealized depreciation	(27,997)
Net unrealized appreciation/depreciation	$323,630
Federal income tax cost of investments	$1,193,297

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,516,927	$–	$–	$1,516,927

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
JPMorgan Multi-Cap Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 100.2% (j)
Common Stocks — 97.6%
Consumer Discretionary — 20.0%
	Auto Components — 2.3%
33	Autoliv, Inc., (Sweden)	2,166
17	BorgWarner, Inc. (a)	875
114	Cooper Tire & Rubber Co.	2,232
153	Dana Holding Corp. (a)	1,881
200	Goodyear Tire & Rubber Co. (The) (a)	2,149
44	Tenneco, Inc. (a)	1,278
53	TRW Automotive Holdings Corp. (a)	2,206

		12,787
	Automobiles — 0.5%
161	Ford Motor Co. (a)	1,966
26	Harley-Davidson, Inc.	729

		2,695
	Diversified Consumer Services — 2.4%
41	Apollo Group, Inc., Class A (a)	2,099
6	Capella Education Co. (a)	431
107	Career Education Corp. (a)	2,291
8	DeVry, Inc.	410
137	H&R Block, Inc.	1,775
34	ITT Educational Services, Inc. (a)	2,370
64	Sotheby's	2,369
50	Weight Watchers International, Inc.	1,571

		13,316
	Hotels, Restaurants & Leisure — 1.8%
113	Brinker International, Inc.	2,138
5	Cheesecake Factory, Inc. (The) (a)	135
37	Cracker Barrel Old Country Store, Inc.	1,869
106	International Game Technology	1,537
25	Penn National Gaming, Inc. (a)	751
7	Starwood Hotels & Resorts Worldwide, Inc.	389
71	Wyndham Worldwide Corp.	1,939
18	Wynn Resorts Ltd.	1,549

		10,307
	Household Durables — 2.0%
160	D.R. Horton, Inc.	1,776
54	Garmin Ltd., (Cayman Islands)	1,639
64	Jarden Corp.	2,001
19	Leggett & Platt, Inc.	436
244	Pulte Group, Inc. (a)	2,141
28	Tempur-Pedic International, Inc. (a)	868
27	Whirlpool Corp.	2,165

		11,026
	Internet & Catalog Retail — 1.1%
13	Amazon.com, Inc. (a)	2,097
79	Expedia, Inc.	2,234
12	NetFlix, Inc. (a)	1,877

		6,208
	Leisure Equipment & Products — 0.4%
35	Polaris Industries, Inc.	2,272

	Media — 2.7%
128	CBS Corp., Class B	2,036
52	DISH Network Corp., Class A	1,002
69	Gannett Co., Inc.	849
200	Interpublic Group of Cos., Inc. (The) (a)	2,011
72	Liberty Global, Inc., Class A (a)	2,221
30	Liberty Media Corp. - Starz, Class A, (a)	1,938
64	McGraw-Hill Cos., Inc. (The)	2,125
73	New York Times Co. (The), Class A (a)	562
27	News Corp., Class A	351
60	Valassis Communications, Inc. (a)	2,028

		15,123
	Multiline Retail — 0.3%
16	Big Lots, Inc. (a)	517
66	Macy's, Inc.	1,526

		2,043
	Specialty Retail — 3.9%
30	Advance Auto Parts, Inc.	1,747
82	Aeropostale, Inc. (a)	1,916
114	Cabela's, Inc. (a)	2,156
78	Foot Locker, Inc.	1,127
108	GameStop Corp., Class A (a)	2,124
98	Gap, Inc. (The)	1,835
33	Gymboree Corp. (a)	1,377
50	J. Crew Group, Inc. (a)	1,671
48	Jo-Ann Stores, Inc. (a)	2,127
53	Limited Brands, Inc.	1,408
34	Ross Stores, Inc.	1,883
73	Williams-Sonoma, Inc.	2,319

		21,690
	Textiles, Apparel & Luxury Goods — 2.6%
29	Coach, Inc.	1,257
37	Deckers Outdoor Corp. (a)	1,871
45	Fossil, Inc. (a)	2,440
28	Hanesbrands, Inc. (a)	712
94	Iconix Brand Group, Inc. (a)	1,639
98	Jones Apparel Group, Inc.	1,927
27	V.F. Corp.	2,205
49	Warnaco Group, Inc. (The) (a)	2,511

		14,562
	Total Consumer Discretionary	112,029
Consumer Staples — 4.0%
	Beverages — 0.6%
96	Constellation Brands, Inc., Class A (a)	1,689
50	Dr. Pepper Snapple Group, Inc.	1,765

		3,454
	Food Products — 1.4%
50	Archer-Daniels-Midland Co.	1,611
10	ConAgra Foods, Inc.	221
56	Corn Products International, Inc.	2,106
148	Del Monte Foods Co.	1,934
2	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	49
5	Hershey Co. (The)	229
112	Tyson Foods, Inc., Class A	1,790

		7,940
	Household Products — 0.4%
3	Colgate-Palmolive Co.	227
30	Energizer Holdings, Inc. (a)	2,017

		2,244
	Personal Products — 0.7%
35	Herbalife Ltd., (Cayman Islands)	2,083
56	Nu Skin Enterprises, Inc., Class A	1,603

		3,686
	Tobacco — 0.9%
29	Lorillard, Inc.	2,299
43	Philip Morris International, Inc.	2,385
6	Reynolds American, Inc.	367

		5,051
	Total Consumer Staples	22,375
Energy — 7.4%
	Energy Equipment & Services — 3.1%
76	Atwood Oceanics, Inc. (a)	2,310
95	Complete Production Services, Inc. (a)	1,937
37	Halliburton Co.	1,224
136	McDermott International, Inc. (a)	2,007
54	National Oilwell Varco, Inc.	2,408
65	Noble Corp., (Switzerland)	2,206
32	Oil States International, Inc. (a)	1,488
60	RPC, Inc.	1,271
37	Transocean Ltd., (Switzerland) (a)	2,380

		17,231
	Oil, Gas & Consumable Fuels — 4.3%
23	Apache Corp.	2,264
92	Chesapeake Energy Corp.	2,080
7	Chevron Corp.	605
27	Cimarex Energy Co.	1,770
32	Concho Resources, Inc. (a)	2,140
10	Continental Resources, Inc. (a)	483
32	Devon Energy Corp.	2,061
43	Forest Oil Corp. (a)	1,273
41	Frontline Ltd., (Bermuda)	1,167
32	Marathon Oil Corp.	1,044
38	Newfield Exploration Co. (a)	2,205
33	Peabody Energy Corp.	1,615
53	Sunoco, Inc.	1,933
11	Swift Energy Co. (a)	301
10	Valero Energy Corp.	166
17	Whiting Petroleum Corp. (a)	1,632
68	Williams Cos., Inc. (The)	1,298

		24,037
	Total Energy	41,268
Financials — 12.1%
	Capital Markets — 1.2%
48	Ameriprise Financial, Inc.	2,261
156	Knight Capital Group, Inc., Class A (a)	1,938
43	Morgan Stanley	1,057
39	State Street Corp.	1,460

		6,716
	Commercial Banks — 2.7%
43	Bank of Hawaii Corp.	1,951
45	Commerce Bancshares, Inc.	1,674
38	Cullen/Frost Bankers, Inc.	2,071
71	East West Bancorp, Inc.	1,156
17	M&T Bank Corp.	1,401
36	PNC Financial Services Group, Inc.	1,889
43	Prosperity Bancshares, Inc.	1,401
40	Signature Bank (a)	1,555
42	TCF Financial Corp.	677
64	Wells Fargo & Co.	1,615

		15,390
	Consumer Finance — 1.1%
17	AmeriCredit Corp. (a)	411
50	Capital One Financial Corp.	1,965
97	Discover Financial Services	1,624
177	SLM Corp. (a)	2,042

		6,042
	Insurance — 6.5%
33	ACE Ltd., (Switzerland)	1,901
43	Aflac, Inc.	2,227
38	Allied World Assurance Co. Holdings Ltd., (Bermuda)	2,148
27	Arch Capital Group Ltd., (Bermuda) (a)	2,298
75	Aspen Insurance Holdings Ltd., (Bermuda)	2,263
58	Assurant, Inc.	2,380
119	Assured Guaranty Ltd., (Bermuda)	2,036
20	Chubb Corp.	1,115
25	CNA Financial Corp. (a)	705
297	CNO Financial Group, Inc. (a)	1,646
4	Everest Re Group Ltd., (Bermuda)	349
32	Lincoln National Corp.	772
31	MetLife, Inc.	1,175
107	Montpelier Re Holdings Ltd., (Bermuda)	1,847
53	Platinum Underwriters Holdings Ltd., (Bermuda)	2,314
71	Protective Life Corp.	1,535
31	Prudential Financial, Inc.	1,683
37	RenaissanceRe Holdings Ltd., (Bermuda)	2,233
33	Torchmark Corp.	1,778
34	Travelers Cos., Inc. (The)	1,785
25	W.R. Berkley Corp.	679
59	XL Group plc, (Bermuda)	1,284

		36,153
	Real Estate Investment Trusts (REITs) — 0.5%
18	Camden Property Trust	886
7	Essex Property Trust, Inc.	747
16	Taubman Centers, Inc.	692
9	Vornado Realty Trust	751

		3,076
	Real Estate Management & Development — 0.1%
30	Brookfield Properties Corp.	466

	Total Financials	67,843
Health Care — 11.2%
	Biotechnology — 1.6%
28	Amgen, Inc. (a)	1,566
37	Biogen Idec, Inc. (a)	2,094
36	Cephalon, Inc. (a)	2,256
38	Cubist Pharmaceuticals, Inc. (a)	892
20	Myriad Genetics, Inc. (a)	336
31	United Therapeutics Corp. (a)	1,752

		8,896
	Health Care Equipment & Supplies — 1.9%
100	Align Technology, Inc. (a)	1,951
90	CareFusion Corp. (a)	2,226
32	Cooper Cos., Inc. (The)	1,486
71	Hologic, Inc. (a)	1,137
55	Sirona Dental Systems, Inc. (a)	1,988
39	Zimmer Holdings, Inc. (a)	2,066

		10,854
	Health Care Providers & Services — 3.9%
51	AmerisourceBergen Corp.	1,557
65	Cardinal Health, Inc.	2,139
62	CIGNA Corp.	2,225
10	Community Health Systems, Inc. (a)	320
47	Express Scripts, Inc. (a)	2,274
107	Healthsouth Corp. (a)	2,046
57	Healthspring, Inc. (a)	1,473
45	Humana, Inc. (a)	2,238
51	LifePoint Hospitals, Inc. (a)	1,795
80	Lincare Holdings, Inc.	2,008
6	McKesson Corp.	395
45	Medco Health Solutions, Inc. (a)	2,324
35	Omnicare, Inc.	846

		21,640
	Life Sciences Tools & Services — 1.1%
17	Bio-Rad Laboratories, Inc., Class A (a)	1,543
56	Bruker Corp. (a)	783
28	Illumina, Inc. (a)	1,365
59	Parexel International Corp. (a)	1,373
16	Waters Corp. (a)	1,133

		6,197
	Pharmaceuticals — 2.7%
55	Bristol-Myers Squibb Co.	1,501
59	Eli Lilly & Co.	2,141
73	Endo Pharmaceuticals Holdings, Inc. (a)	2,426
78	Forest Laboratories, Inc. (a)	2,406
104	Impax Laboratories, Inc. (a)	2,058
70	Medicis Pharmaceutical Corp., Class A	2,069
94	Nektar Therapeutics (a)	1,384
52	Warner Chilcott plc, (Ireland), Class A	1,172

		15,157
	Total Health Care	62,744
Industrials — 12.1%
	Aerospace & Defense — 1.6%
10	Alliant Techsystems, Inc. (a)	786
20	General Dynamics Corp.	1,260
15	ITT Corp.	687
28	L-3 Communications Holdings, Inc.	2,000
26	Lockheed Martin Corp.	1,868
35	Northrop Grumman Corp.	2,094

		8,695
	Air Freight & Logistics — 0.7%
41	Atlas Air Worldwide Holdings, Inc. (a)	2,053
26	United Parcel Service, Inc., Class B	1,703

		3,756
	Airlines — 0.4%
88	UAL Corp. (a)	2,078

	Building Products — 0.3%
26	A.O. Smith Corp.	1,524

	Commercial Services & Supplies — 0.4%
89	R.R. Donnelley & Sons Co.	1,517
12	United Stationers, Inc. (a)	637

		2,154
	Construction & Engineering — 1.2%
81	EMCOR Group, Inc. (a)	1,990
80	KBR, Inc.	1,972
57	Shaw Group, Inc. (The) (a)	1,927
24	URS Corp. (a)	915

		6,804
	Electrical Equipment — 1.5%
79	General Cable Corp. (a)	2,132
68	GrafTech International Ltd. (a)	1,062
21	Hubbell, Inc., Class B	1,081
33	Regal-Beloit Corp.	1,962
47	Thomas & Betts Corp. (a)	1,936

		8,173
	Industrial Conglomerates — 0.7%
117	General Electric Co.	1,904
103	Textron, Inc.	2,113

		4,017
	Machinery — 4.1%
27	Caterpillar, Inc.	2,150
37	CNH Global N.V., (Netherlands) (a)	1,372
8	Crane Co.	301
5	Cummins, Inc.	484
11	Deere & Co.	746
16	Dover Corp.	852
36	Joy Global, Inc.	2,519
44	Kaydon Corp.	1,509
36	Kennametal, Inc.	1,101
44	Navistar International Corp. (a)	1,917
70	Oshkosh Corp. (a)	1,932
22	Parker Hannifin Corp.	1,519
33	SPX Corp.	2,064
56	Timken Co.	2,140
41	Toro Co. (The)	2,317
7	WABCO Holdings, Inc. (a)	297

		23,220
	Marine — 0.3%
52	Alexander & Baldwin, Inc.	1,799

	Road & Rail — 0.5%
9	CSX Corp.	502
21	Kansas City Southern (a)	783
30	Norfolk Southern Corp.	1,790

		3,075
	Trading Companies & Distributors — 0.4%
59	Applied Industrial Technologies, Inc.	1,794
16	WESCO International, Inc. (a)	612

		2,406
	Total Industrials	67,701
Information Technology — 15.9%
	Communications Equipment — 3.0%
214	Arris Group, Inc. (a)	2,091
13	CommScope, Inc. (a)	320
23	F5 Networks, Inc. (a)	2,350
44	Harris Corp.	1,945
67	InterDigital, Inc. (a)	1,996
87	JDS Uniphase Corp. (a)	1,080
248	Motorola, Inc. (a)	2,112
62	Plantronics, Inc.	2,110
30	Riverbed Technology, Inc. (a)	1,379
232	Tellabs, Inc.	1,728

		17,111
	Computers & Peripherals — 1.5%
59	Lexmark International, Inc., Class A (a)	2,636
40	SanDisk Corp. (a)	1,474
188	Seagate Technology plc, (Ireland) (a)	2,214
66	Western Digital Corp. (a)	1,864

		8,188
	Electronic Equipment, Instruments & Components — 2.4%
36	Anixter International, Inc. (a)	1,961
78	Arrow Electronics, Inc. (a)	2,083
60	Avnet, Inc. (a)	1,612
107	Corning, Inc.	1,963
158	Flextronics International Ltd., (Singapore) (a)	952
39	Tech Data Corp. (a)	1,558
38	Tyco Electronics Ltd., (Switzerland)	1,096
229	Vishay Intertechnology, Inc. (a)	2,213

		13,438
	Internet Software & Services — 0.8%
16	GSI Commerce, Inc. (a)	391
84	IAC/InterActiveCorp. (a)	2,205
60	VeriSign, Inc. (a)	1,913

		4,509
	IT Services — 2.6%
53	Accenture plc, (Ireland), Class A	2,240
36	Alliance Data Systems Corp. (a)	2,320
92	Broadridge Financial Solutions, Inc.	2,098
45	Computer Sciences Corp.	2,071
31	DST Systems, Inc.	1,402
3	Global Payments, Inc.	116
26	Lender Processing Services, Inc.	875
84	VeriFone Systems, Inc. (a)	2,597
35	Western Union Co. (The)	613

		14,332
	Office Electronics — 0.2%
118	Xerox Corp.	1,224

	Semiconductors & Semiconductor Equipment — 4.1%
309	Advanced Micro Devices, Inc. (a)	2,196
70	Atheros Communications, Inc. (a)	1,853
248	Fairchild Semiconductor International, Inc. (a)	2,328
58	KLA-Tencor Corp.	2,059
40	Lam Research Corp. (a)	1,686
301	Micron Technology, Inc. (a)	2,167
156	National Semiconductor Corp.	1,996
70	Novellus Systems, Inc. (a)	1,871
143	ON Semiconductor Corp. (a)	1,032
226	RF Micro Devices, Inc. (a)	1,390
209	Teradyne, Inc. (a)	2,326
52	Veeco Instruments, Inc. (a)	1,806

		22,710
	Software — 1.3%
49	Activision Blizzard, Inc.	530
7	AsiaInfo-Linkage, Inc., (China) (a)	128
84	CA, Inc.	1,776
36	Intuit, Inc. (a)	1,592
86	Microsoft Corp.	2,099
54	Quest Software, Inc. (a)	1,338

		7,463
	Total Information Technology	88,975
Materials — 7.4%
	Chemicals — 3.4%
21	Ashland, Inc.	1,021
36	Cabot Corp.	1,187
38	Celanese Corp., Class A	1,214
38	Cytec Industries, Inc.	2,142
51	E.l. du Pont de Nemours & Co.	2,276
31	Eastman Chemical Co.	2,274
21	Lubrizol Corp.	2,264
89	Nalco Holding Co.	2,234
17	NewMarket Corp.	1,877
2	PPG Industries, Inc.	180
55	Rockwood Holdings, Inc. (a)	1,717
46	Solutia, Inc. (a)	743

		19,129
	Containers & Packaging — 0.8%
13	Ball Corp.	745
41	Rock-Tenn Co., Class A	2,054
78	Sealed Air Corp.	1,748

		4,547
	Metals & Mining — 2.8%
34	Cliffs Natural Resources, Inc.	2,193
26	Freeport-McMoRan Copper & Gold, Inc.	2,222
11	Newmont Mining Corp.	699
41	Reliance Steel & Aluminum Co.	1,716
44	Schnitzer Steel Industries, Inc., Class A	2,144
64	Southern Copper Corp.	2,250
24	Steel Dynamics, Inc.	334
26	Walter Energy, Inc.	2,103
118	Worthington Industries, Inc.	1,773

		15,434
	Paper & Forest Products — 0.4%
31	Domtar Corp., (Canada)	1,972

	Total Materials	41,082
Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.6%
21	AT&T, Inc.	604
164	Frontier Communications Corp.	1,338
36	Verizon Communications, Inc.	1,175

		3,117
	Wireless Telecommunication Services — 0.7%
28	NII Holdings, Inc. (a)	1,137
24	SBA Communications Corp., Class A (a)	965
81	Syniverse Holdings, Inc. (a)	1,845

		3,947
	Total Telecommunication Services	7,064
Utilities — 6.2%
	Electric Utilities — 2.5%
43	Cleco Corp.	1,280
82	DPL, Inc.	2,155
20	Duke Energy Corp.	348
39	Edison International	1,332
27	Entergy Corp.	2,049
30	Exelon Corp.	1,277
32	FirstEnergy Corp.	1,221
88	PNM Resources, Inc.	1,000
78	Portland General Electric Co.	1,587
41	UniSource Energy Corp.	1,377

		13,626
	Gas Utilities — 1.4%
36	Atmos Energy Corp.	1,053
42	Energen Corp.	1,917
36	Nicor, Inc.	1,633
29	Oneok, Inc.	1,324
112	Questar Corp.	1,957

		7,884
	Independent Power Producers & Energy Traders — 1.1%
195	AES Corp. (The) (a)	2,217
64	Constellation Energy Group, Inc.	2,071
88	NRG Energy, Inc. (a)	1,829

		6,117
	Multi-Utilities — 1.2%
64	Ameren Corp.	1,830
111	CMS Energy Corp.	2,008
30	DTE Energy Co.	1,376
22	NiSource, Inc.	375
29	OGE Energy Corp.	1,162

		6,751
	Total Utilities	34,378
	Total Common Stocks (Cost $469,882)	545,459
Short-Term Investment — 2.6%
	Investment Company — 2.6%
14,735	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (Cost $14,735)	14,735
	Total Investments — 100.2% (Cost $484,617)	560,194
	Liabilities in Excess of Other Assets — (0.2)%	(975)
	NET ASSETS — 100.0%	$559,219

Short Positions — 97.8%
Common Stocks — 97.8%
Consumer Discretionary — 11.8%
	Auto Components — 0.1%
36	Gentex Corp.	699

	Distributors — 0.2%
46	LKQ Corp. (a)	953

	Diversified Consumer Services — 0.6%
111	Regis Corp.	2,122
130	Service Corp. International	1,120

		3,242
	Hotels, Restaurants & Leisure — 3.0%
24	Burger King Holdings, Inc.	569
15	Chipotle Mexican Grill, Inc. (a)	2,536
2	Choice Hotels International, Inc.	64
69	Gaylord Entertainment Co. (a)	2,098
44	Jack in the Box, Inc. (a)	948
28	Life Time Fitness, Inc. (a)	1,120
14	McDonald's Corp.	1,058
209	MGM Resorts International (a)	2,363
19	Royal Caribbean Cruises Ltd. (a)	596
34	Vail Resorts, Inc. (a)	1,262
204	Wendy's/Arby's Group, Inc., Class A	924
56	WMS Industries, Inc. (a)	2,115
25	Yum! Brands, Inc.	1,142

		16,795
	Household Durables — 1.2%
103	Lennar Corp., Class A	1,582
74	MDC Holdings, Inc.	2,145
19	Stanley Black & Decker, Inc.	1,163
99	Toll Brothers, Inc. (a)	1,880

		6,770
	Internet & Catalog Retail — 0.3%
5	priceline.com, Inc. (a)	1,666

	Media — 2.4%
20	Central European Media Enterprises Ltd., (Bermuda), Class A (a)	504
67	DreamWorks Animation SKG, Inc., Class A (a)	2,149
46	Lamar Advertising Co., Class A (a)	1,453
18	Liberty Media Corp. - Capital, Class A, (a)	935
75	Live Nation Entertainment, Inc. (a)	739
49	Meredith Corp.	1,649
112	Regal Entertainment Group, Class A	1,464
24	Scripps Networks Interactive, Inc., Class A	1,135
38	Thomson Reuters Corp.	1,409
32	Viacom, Inc., Class B	1,148
32	Walt Disney Co. (The)	1,071

		13,656
	Multiline Retail — 0.5%
82	99 Cents Only Stores (a)	1,556
48	Dollar General Corp. (a)	1,409
3	J.C. Penney Co., Inc.	73

		3,038
	Specialty Retail — 2.8%
83	Aaron's, Inc.	1,540
29	American Eagle Outfitters, Inc.	426
25	AutoNation, Inc. (a)	587
83	CarMax, Inc. (a)	2,307
41	Dick's Sporting Goods, Inc. (a)	1,144
23	Home Depot, Inc.	723
73	Lowe's Cos., Inc.	1,625
46	O'Reilly Automotive, Inc. (a)	2,436
55	RadioShack Corp.	1,173
73	Staples, Inc.	1,535
44	Tractor Supply Co.	1,726
10	Urban Outfitters, Inc. (a)	300

		15,522
	Textiles, Apparel & Luxury Goods — 0.7%
15	NIKE, Inc., Class B	1,172
27	Phillips-Van Heusen Corp.	1,620
20	Under Armour, Inc., Class A (a)	909

		3,701
	Total Consumer Discretionary	66,042
Consumer Staples — 7.0%
	Beverages — 0.9%
25	Brown-Forman Corp., Class B	1,535
35	Central European Distribution Corp. (a)	790
19	Coca-Cola Co. (The)	1,101
21	PepsiCo, Inc.	1,412

		4,838
	Food & Staples Retailing — 2.5%
49	BJ's Wholesale Club, Inc. (a)	2,053
19	Costco Wholesale Corp.	1,235
67	CVS Caremark Corp.	2,095
328	Rite Aid Corp. (a)	310
54	Ruddick Corp.	1,877
74	Safeway, Inc.	1,559
35	United Natural Foods, Inc. (a)	1,161
54	Walgreen Co.	1,809
48	Whole Foods Market, Inc. (a)	1,782

		13,881
	Food Products — 2.7%
39	Bunge Ltd.	2,296
41	Flowers Foods, Inc.	1,012
72	Green Mountain Coffee Roasters, Inc. (a)	2,261
25	Kellogg Co.	1,240
70	Kraft Foods, Inc., Class A	2,161
26	McCormick & Co., Inc. (Non-Voting)	1,086
38	Mead Johnson Nutrition Co.	2,165
9	Ralcorp Holdings, Inc. (a)	505
36	Smithfield Foods, Inc. (a)	603
37	TreeHouse Foods, Inc. (a)	1,685

		15,014
	Household Products — 0.4%
5	Church & Dwight Co., Inc.	336
31	Clorox Co.	2,091

		2,427
	Personal Products — 0.5%
69	Alberto-Culver Co.	2,580

	Tobacco — 0.0% (g)
4	Universal Corp.	176

	Total Consumer Staples	38,916
Energy — 10.4%
	Energy Equipment & Services — 3.2%
49	Baker Hughes, Inc.	2,081
49	Bristow Group, Inc. (a)	1,750
68	Exterran Holdings, Inc. (a)	1,542
210	Helix Energy Solutions Group, Inc. (a)	2,341
235	Key Energy Services, Inc. (a)	2,236
79	Pride International, Inc. (a)	2,315
18	Schlumberger Ltd.	1,093
49	Tidewater, Inc.	2,207
139	Weatherford International Ltd., (Switzerland) (a)	2,379

		17,944
	Oil, Gas & Consumable Fuels — 7.2%
26	Alpha Natural Resources, Inc. (a)	1,085
17	Arch Coal, Inc.	457
70	Atlas Energy, Inc. (a)	2,006
60	Cabot Oil & Gas Corp.	1,810
85	Comstock Resources, Inc. (a)	1,922
54	Consol Energy, Inc.	1,989
88	Denbury Resources, Inc. (a)	1,406
19	EOG Resources, Inc.	1,807
59	EQT Corp.	2,133
46	EXCO Resources, Inc.	685
81	Frontier Oil Corp.	1,091
69	Massey Energy Co.	2,146
163	McMoRan Exploration Co. (a)	2,808
63	Nordic American Tanker Shipping, (Bermuda)	1,695
59	Overseas Shipholding Group, Inc.	2,027
82	Plains Exploration & Production Co. (a)	2,183
57	QEP Resources, Inc.	1,706
32	Range Resources Corp.	1,209
410	SandRidge Energy, Inc. (a)	2,331
26	Southwestern Energy Co. (a)	855
112	Spectra Energy Corp.	2,534
70	Teekay Corp., (Canada)	1,878
178	Tesoro Corp.	2,374

		40,137
	Total Energy	58,081
Financials — 12.7%
	Capital Markets — 4.2%
24	Affiliated Managers Group, Inc. (a)	1,883
164	Apollo Investment Corp.	1,680
115	Charles Schwab Corp. (The)	1,603
156	E*Trade Financial Corp. (a)	2,263
8	Goldman Sachs Group, Inc. (The)	1,156
26	Greenhill & Co., Inc.	2,072
91	Invesco Ltd.	1,934
213	Janus Capital Group, Inc.	2,337
67	Legg Mason, Inc.	2,034
7	optionsXpress Holdings, Inc. (a)	112
79	SEI Investments Co.	1,616
40	Stifel Financial Corp. (a)	1,865
35	T. Rowe Price Group, Inc.	1,773
63	TD AMERITRADE Holding Corp. (a)	1,016

		23,344
	Commercial Banks — 3.6%
157	Associated Banc-Corp.	2,073
115	BancorpSouth, Inc.	1,627
389	CapitalSource, Inc.	2,077
87	First Horizon National Corp. (a)	992
12	Glacier Bancorp, Inc.	172
31	Iberiabank Corp.	1,567
94	KeyCorp	746
297	Marshall & Ilsley Corp.	2,090
234	Regions Financial Corp.	1,704
19	SunTrust Banks, Inc.	503
838	Synovus Financial Corp.	2,060
135	Umpqua Holdings Corp.	1,531
56	Webster Financial Corp.	986
82	Zions Bancorp	1,748

		19,876
	Diversified Financial Services — 0.5%
502	Citigroup, Inc. (a)	1,956
3	CME Group, Inc.	896

		2,852
	Insurance — 2.6%
71	Arthur J. Gallagher & Co.	1,878
52	Brown & Brown, Inc.	1,054
38	Cincinnati Financial Corp.	1,093
84	First American Financial Corp.	1,260
102	Genworth Financial, Inc., Class A (a)	1,245
31	Hanover Insurance Group, Inc. (The)	1,478
5	Markel Corp. (a)	1,762
30	Marsh & McLennan Cos., Inc.	722
165	Old Republic International Corp.	2,287
5	White Mountains Insurance Group Ltd.	1,555

		14,334
	Real Estate Investment Trusts (REITs) — 0.7%
26	Colonial Properties Trust	414
144	DCT Industrial Trust, Inc.	687
14	Developers Diversified Realty Corp.	155
43	Equity One, Inc.	719
17	Kilroy Realty Corp.	577
22	Macerich Co. (The)	943
7	Mid-America Apartment Communities, Inc.	426
13	UDR, Inc.	271

		4,192
	Thrifts & Mortgage Finance — 1.1%
78	First Niagara Financial Group, Inc.	911
259	MGIC Investment Corp. (a)	2,390
145	People's United Financial, Inc.	1,892
64	Washington Federal, Inc.	973

		6,166
	Total Financials	70,764
Health Care — 11.0%
	Biotechnology — 1.6%
26	Dendreon Corp. (a)	1,057
36	Gilead Sciences, Inc. (a)	1,282
40	Human Genome Sciences, Inc. (a)	1,188
142	Savient Pharmaceuticals, Inc. (a)	3,255
62	Talecris Biotherapeutics Holdings Corp. (a)	1,413
24	Vertex Pharmaceuticals, Inc. (a)	833

		9,028
	Health Care Equipment & Supplies — 3.5%
58	Alere, Inc. (a)	1,796
6	Baxter International, Inc.	300
38	Beckman Coulter, Inc.	1,857
359	Boston Scientific Corp. (a)	2,203
45	DENTSPLY International, Inc.	1,432
37	Edwards Lifesciences Corp. (a)	2,497
30	Haemonetics Corp. (a)	1,742
27	IDEXX Laboratories, Inc. (a)	1,686
68	Masimo Corp.	1,844
37	Medtronic, Inc.	1,253
44	ResMed, Inc. (a)	1,450
22	Volcano Corp. (a)	583
29	West Pharmaceutical Services, Inc.	981

		19,624
	Health Care Providers & Services — 3.1%
18	AMERIGROUP Corp. (a)	774
126	Brookdale Senior Living, Inc. (a)	2,057
75	Centene Corp. (a)	1,763
54	Coventry Health Care, Inc. (a)	1,160
33	HMS Holdings Corp. (a)	1,919
7	Mednax, Inc. (a)	388
15	Owens & Minor, Inc.	413
95	PSS World Medical, Inc. (a)	2,028
33	Universal Health Services, Inc., Class B	1,298
79	VCA Antech, Inc. (a)	1,659
74	WellCare Health Plans, Inc. (a)	2,147
27	WellPoint, Inc. (a)	1,531

		17,137
	Health Care Technology — 0.6%
77	MedAssets, Inc. (a)	1,613
30	Quality Systems, Inc.	2,009

		3,622
	Life Sciences Tools & Services — 1.1%
30	Covance, Inc. (a)	1,405
9	Mettler-Toledo International, Inc., (Switzerland) (a)	1,079
27	Techne Corp.	1,672
36	Thermo Fisher Scientific, Inc. (a)	1,720

		5,876
	Pharmaceuticals — 1.1%
81	Auxilium Pharmaceuticals, Inc. (a)	2,017
59	Merck & Co., Inc.	2,185
47	Watson Pharmaceuticals, Inc. (a)	1,992

		6,194
	Total Health Care	61,481
Industrials — 15.0%
	Aerospace & Defense — 2.8%
75	BE Aerospace, Inc. (a)	2,288
44	DigitalGlobe, Inc. (a)	1,337
30	Goodrich Corp.	2,212
95	Hexcel Corp. (a)	1,686
18	Precision Castparts Corp.	2,272
18	Rockwell Collins, Inc.	1,070
103	Spirit Aerosystems Holdings, Inc., Class A (a)	2,059
23	TransDigm Group, Inc.	1,440
17	Triumph Group, Inc.	1,231

		15,595
	Air Freight & Logistics — 0.3%
26	C.H. Robinson Worldwide, Inc.	1,841

	Airlines — 0.3%
299	AMR Corp. (a)	1,877

	Building Products — 0.6%
113	Masco Corp.	1,239
171	USG Corp. (a)	2,258

		3,497
	Commercial Services & Supplies — 2.5%
8	Clean Harbors, Inc. (a)	570
9	Copart, Inc. (a)	309
16	Corrections Corp. of America (a)	384
56	GEO Group, Inc. (The) (a)	1,299
88	Herman Miller, Inc.	1,738
98	Pitney Bowes, Inc.	2,085
68	Republic Services, Inc.	2,078
24	Stericycle, Inc. (a)	1,648
47	Waste Connections, Inc. (a)	1,869
51	Waste Management, Inc.	1,808

		13,788
	Construction & Engineering — 0.9%
21	Fluor Corp.	1,030
55	Jacobs Engineering Group, Inc. (a)	2,116
108	Quanta Services, Inc. (a)	2,057

		5,203
	Electrical Equipment — 1.1%
31	Acuity Brands, Inc.	1,375
24	American Superconductor Corp. (a)	742
24	AMETEK, Inc.	1,151
35	Roper Industries, Inc.	2,278
25	Woodward Governor Co.	811

		6,357
	Machinery — 3.3%
35	Bucyrus International, Inc.	2,430
27	Danaher Corp.	1,095
12	Flowserve Corp.	1,262
70	Harsco Corp.	1,728
6	Middleby Corp. (a)	388
47	PACCAR, Inc.	2,280
37	Snap-On, Inc.	1,722
115	Terex Corp. (a)	2,645
95	Trinity Industries, Inc.	2,112
15	Valmont Industries, Inc.	1,118
28	Wabtec Corp.	1,354

		18,134
	Professional Services — 1.9%
23	Dun & Bradstreet Corp.	1,707
35	Equifax, Inc.	1,079
33	FTI Consulting, Inc. (a)	1,139
36	Manpower, Inc.	1,887
63	Robert Half International, Inc.	1,636
40	Towers Watson & Co., Class A	1,979
49	Verisk Analytics, Inc., Class A (a)	1,372

		10,799
	Road & Rail — 0.9%
18	Genesee & Wyoming, Inc., Class A (a)	780
34	Heartland Express, Inc.	500
209	Hertz Global Holdings, Inc. (a)	2,211
48	Knight Transportation, Inc.	933
14	Old Dominion Freight Line, Inc. (a)	358

		4,782
	Trading Companies & Distributors — 0.4%
42	Fastenal Co.	2,251

	Total Industrials	84,124
Information Technology — 16.2%
	Communications Equipment — 2.0%
110	Aruba Networks, Inc. (a)	2,346
405	Brocade Communications Systems, Inc. (a)	2,365
128	Ciena Corp. (a)	1,993
10	Juniper Networks, Inc. (a)	296
39	QUALCOMM, Inc.	1,739
6	Research In Motion Ltd., (Canada) (a)	305
47	ViaSat, Inc. (a)	1,930

		10,974
	Computers & Peripherals — 0.8%
4	Apple, Inc. (a)	1,099
103	EMC Corp. (a)	2,090
32	Hewlett-Packard Co.	1,341

		4,530
	Electronic Equipment, Instruments & Components — 0.8%
34	Amphenol Corp., Class A	1,671
59	FLIR Systems, Inc. (a)	1,515
53	Molex, Inc.	1,119

		4,305
	Internet Software & Services — 1.9%
99	eBay, Inc. (a)	2,404
18	Equinix, Inc. (a)	1,855
169	Monster Worldwide, Inc. (a)	2,188
57	Rackspace Hosting, Inc. (a)	1,475
25	VistaPrint N.V., (Bermuda) (a)	956
119	Yahoo!, Inc. (a)	1,681

		10,559
	IT Services — 2.3%
39	Automatic Data Processing, Inc.	1,628
18	Cognizant Technology Solutions Corp., Class A (a)	1,156
93	Convergys Corp. (a)	971
78	CoreLogic, Inc.	1,499
77	Fidelity National Information Services, Inc.	2,091
8	International Business Machines Corp.	1,112
82	Paychex, Inc.	2,267
179	Sapient Corp.	2,146

		12,870
	Semiconductors & Semiconductor Equipment — 3.7%
334	Atmel Corp. (a)	2,655
24	Broadcom Corp., Class A	864
31	Cree, Inc. (a)	1,710
15	First Solar, Inc. (a)	2,251
84	International Rectifier Corp. (a)	1,769
61	Linear Technology Corp.	1,873
205	MEMC Electronic Materials, Inc. (a)	2,442
23	Microchip Technology, Inc.	715
174	NVIDIA Corp. (a)	2,028
160	PMC-Sierra, Inc. (a)	1,179
29	Semtech Corp. (a)	588
24	Silicon Laboratories, Inc. (a)	870
101	Skyworks Solutions, Inc. (a)	2,083

		21,027
	Software — 4.7%
35	Adobe Systems, Inc. (a)	905
8	ArcSight, Inc. (a)	368
21	Blackboard, Inc. (a)	771
31	Citrix Systems, Inc. (a)	2,125
191	Compuware Corp. (a)	1,627
46	Concur Technologies, Inc. (a)	2,298
33	Electronic Arts, Inc. (a)	543
66	Fortinet, Inc. (a)	1,649
64	Informatica Corp. (a)	2,455
57	Jack Henry & Associates, Inc.	1,457
68	JDA Software Group, Inc. (a)	1,722
20	Parametric Technology Corp. (a)	398
49	Red Hat, Inc. (a)	2,027
4	Salesforce.com, Inc. (a)	479
93	SolarWinds, Inc. (a)	1,603
75	SuccessFactors, Inc. (a)	1,871
60	Taleo Corp., Class A (a)	1,744
25	VMware, Inc., Class A (a)	2,095

		26,137
	Total Information Technology	90,402
Materials — 6.2%
	Chemicals — 2.5%
22	Air Products & Chemicals, Inc.	1,807
23	CF Industries Holdings, Inc.	2,186
20	Dow Chemical Co. (The)	560
38	Ecolab, Inc.	1,939
63	Huntsman Corp.	733
88	Intrepid Potash, Inc. (a)	2,293
36	Monsanto Co.	1,739
33	Mosaic Co. (The)	1,937
12	Praxair, Inc.	1,103

		14,297
	Construction Materials — 1.0%
67	Eagle Materials, Inc.	1,589
26	Martin Marietta Materials, Inc.	1,996
51	Vulcan Materials Co.	1,870

		5,455
	Containers & Packaging — 0.9%
39	Bemis Co., Inc.	1,227
46	Owens-Illinois, Inc. (a)	1,292
30	Packaging Corp. of America	685
53	Silgan Holdings, Inc.	1,682

		4,886
	Metals & Mining — 1.5%
150	AK Steel Holding Corp.	2,074
45	Allegheny Technologies, Inc.	2,095
4	Compass Minerals International, Inc.	342
46	Royal Gold, Inc.	2,313
35	United States Steel Corp.	1,541

		8,365
	Paper & Forest Products — 0.3%
25	Schweitzer-Mauduit International, Inc.	1,457
19	Weyerhaeuser Co.	302

		1,759
	Total Materials	34,762
Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 0.7%
32	AboveNet, Inc. (a) (f)	1,641
54	CenturyLink, Inc.	2,148

		3,789
	Wireless Telecommunication Services — 0.8%
31	American Tower Corp., Class A (a)	1,614
223	Clearwire Corp., Class A (a)	1,802
111	Sprint Nextel Corp. (a)	512
28	Telephone & Data Systems, Inc.	904

		4,832
	Total Telecommunication Services	8,621
Utilities — 6.0%
	Electric Utilities — 1.9%
19	American Electric Power Co., Inc.	701
15	Hawaiian Electric Industries, Inc.	328
41	IDACORP, Inc.	1,489
36	NextEra Energy, Inc.	1,955
74	Northeast Utilities	2,176
98	Pepco Holdings, Inc.	1,832
13	Progress Energy, Inc.	562
43	Southern Co.	1,605

		10,648
	Gas Utilities — 0.9%
42	AGL Resources, Inc.	1,622
23	National Fuel Gas Co.	1,201
5	New Jersey Resources Corp.	177
11	South Jersey Industries, Inc.	560
45	WGL Holdings, Inc.	1,683

		5,243
	Independent Power Producers & Energy Traders — 0.8%
78	Calpine Corp. (a)	966
56	Ormat Technologies, Inc.	1,619
528	RRI Energy, Inc. (a)	1,874

		4,459
	Multi-Utilities — 2.4%
13	Avista Corp.	265
48	Black Hills Corp.	1,507
42	Consolidated Edison, Inc.	2,002
43	Dominion Resources, Inc.	1,872
46	NSTAR	1,797
12	PG&E Corp.	538
35	SCANA Corp.	1,409
14	Sempra Energy	739
42	Vectren Corp.	1,083
38	Wisconsin Energy Corp.	2,203

		13,415
	Total Utilities	33,765
	Total Common Stocks (Cost $540,103)	546,958
NUMBER OF RIGHTS
Right — 0.0% (g)
Health Care — 0.0% (g)
1	Fresenius Kabi Pharmaceuticals Holding, Inc., (Germany), expiring 06/30/11 (a) (Cost $—)	—	(h)
	Total Short Positions (Proceeds $540,103)	546,958

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund owns fair valued securities with a value of approximately $1,641,000 which amounts to 0.3% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,488
Aggregate gross unrealized depreciation	(5,911)
Net unrealized appreciation/depreciation	$75,577
Federal income tax cost of investments	$484,617

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	112,029	—	—	112,029
Consumer Staples	22,375	—	—	22,375
Energy	41,268	—	—	41,268
Financials	67,843	—	—	67,843
Health Care	62,744	—	—	62,744
Industrials	67,701	—	—	67,701
Information Technology	88,975	—	—	88,975
Materials	41,082	—	—	41,082
Telecommunication Services	7,064	—	—	7,064
Utilities	34,378	—	—	34,378
Total Common Stocks	545,459	—	—	545,459
Short-Term Investments
Investment Companies	14,735	—	—	14,735
Total Investments in Securities	$560,194	$—	$—	$560,194

Liabilities
Common Stocks
Consumer Discretionary	(66,042)	—	—	(66,042)
Consumer Staples	(38,916)	—	—	(38,916)
Energy	(58,081)	—	—	(58,081)
Financials	(70,764)	—	—	(70,764)
Health Care	(61,481)	—	—	(61,481)
Industrials	(84,124)	—	—	(84,124)
Information Technology	(90,402)	—	—	(90,402)
Materials	(34,762)	—	—	(34,762)
Telecommunication Services	(6,980)	—	(1,641)	(8,621)
Utilities	(33,765)	—	—	(33,765)
Total Common Stocks	(545,317)	—	(1,641)	(546,958)
Rights
Health Care	— (h)	—	—	— (h)
Total Liabilities	$(545,317)	$—	$(1,641)	$(546,958)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/10
Investments in Securities
Common Stocks-Telecommunication Services	$-	$-	$(153)	$-	$(69)	$(1,419)	$-	$(1,641)
Total	$-	$-	$(153)	$-	$(69)	$(1,419)	$-	$(1,641)

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $1,866,000.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 17.0%
	Auto Components — 1.0%
234	Gentex Corp.	4,559

	Diversified Consumer Services — 2.4%
113	American Public Education, Inc. (a)	3,726
180	Lincoln Educational Services Corp. (a)	2,590
125	Sotheby's	4,591

		10,907
	Hotels, Restaurants & Leisure — 3.1%
110	DineEquity, Inc. (a) (c)	4,934
37	Gaylord Entertainment Co. (a) (c)	1,132
670	Morgans Hotel Group Co. (a)	4,906
85	Vail Resorts, Inc. (a)	3,204

		14,176
	Internet & Catalog Retail — 0.7%
118	HSN, Inc. (a)	3,519

	Media — 1.8%
52	Morningstar, Inc. (a)	2,331
343	National CineMedia, Inc.	6,143

		8,474
	Specialty Retail — 4.7%
244	hhgregg, Inc. (a) (c)	6,046
59	J. Crew Group, Inc. (a)	1,967
91	Lumber Liquidators Holdings, Inc. (a) (c)	2,229
481	OfficeMax, Inc. (a)	6,292
382	Talbots, Inc. (a)	5,009

		21,543
	Textiles, Apparel & Luxury Goods — 3.3%
401	CROCS, Inc. (a)	5,217
68	G-III Apparel Group Ltd. (a)	2,143
128	Oxford Industries, Inc.	3,032
110	Under Armour, Inc., Class A (a) (c)	4,946

		15,338
	Total Consumer Discretionary	78,516
Consumer Staples — 0.9%
	Food & Staples Retailing — 0.9%
301	Susser Holdings Corp. (a)	4,210

Energy — 3.9%
	Energy Equipment & Services — 1.2%
50	CARBO Ceramics, Inc.	4,018
208	Global Geophysical Services, Inc. (a)	1,513

		5,531
	Oil, Gas & Consumable Fuels — 2.7%
98	Concho Resources, Inc. (a)	6,471
200	Forest Oil Corp. (a)	5,931

		12,402
	Total Energy	17,933
Financials — 6.7%
	Capital Markets — 3.6%
57	Affiliated Managers Group, Inc. (a)	4,478
349	Financial Engines, Inc. (a) (c)	4,633
484	Gleacher & Co., Inc. (a) (c)	778
31	Greenhill & Co., Inc.	2,459
379	PennantPark Investment Corp.	4,023

		16,371
	Commercial Banks — 1.5%
59	City National Corp.	3,131
199	Columbia Banking System, Inc.	3,903

		7,034
	Diversified Financial Services — 0.7%
99	MSCI, Inc., Class A (a)	3,294

	Insurance — 0.7%
60	ProAssurance Corp. (a)	3,430

	Thrifts & Mortgage Finance — 0.2%
25	WSFS Financial Corp.	930

	Total Financials	31,059
Health Care — 21.1%
	Biotechnology — 5.3%
50	Acorda Therapeutics, Inc. (a)	1,638
40	Alexion Pharmaceuticals, Inc. (a)	2,594
603	Ariad Pharmaceuticals, Inc. (a)	2,302
206	AVEO Pharmaceuticals, Inc. (a)	2,293
484	Halozyme Therapeutics, Inc. (a)	3,733
255	Idenix Pharmaceuticals, Inc. (a)	791
212	Incyte Corp., Ltd. (a)	3,382
88	Onyx Pharmaceuticals, Inc. (a)	2,316
64	Pharmasset, Inc. (a)	1,876
175	Theravance, Inc. (a)	3,514

		24,439
	Health Care Equipment & Supplies — 3.2%
344	Insulet Corp. (a)	4,860
140	Masimo Corp.	3,821
293	MELA Sciences, Inc. (a) (c)	1,913
113	Thoratec Corp. (a)	4,192

		14,786
	Health Care Providers & Services — 4.4%
376	Emeritus Corp. (a) (c)	6,416
233	Health Net, Inc. (a)	6,344
280	Healthspring, Inc. (a)	7,240

		20,000
	Health Care Technology — 3.4%
278	MedAssets, Inc. (a)	5,857
470	Omnicell, Inc. (a)	6,153
274	Vital Images, Inc. (a)	3,622

		15,632
	Life Sciences Tools & Services — 2.4%
405	Bruker Corp. (a)	5,689
646	Enzo Biochem, Inc. (a)	2,454
139	Icon plc, (Ireland), ADR (a)	3,002

		11,145
	Pharmaceuticals — 2.4%
260	Cumberland Pharmaceuticals, Inc. (a)	1,510
297	Nektar Therapeutics (a)	4,382
315	Sucampo Pharmaceuticals, Inc., Class A (a)	1,182
264	ViroPharma, Inc. (a)	3,933

		11,007
	Total Health Care	97,009
Industrials — 18.6%
	Aerospace & Defense — 2.6%
162	DigitalGlobe, Inc. (a)	4,937
153	HEICO Corp. (c)	6,967

		11,904
	Building Products — 3.2%
120	Lennox International, Inc.	4,986
166	Simpson Manufacturing Co., Inc.	4,285
281	Trex Co., Inc. (a) (c)	5,367

		14,638
	Commercial Services & Supplies — 0.8%
154	GEO Group, Inc. (The) (a)	3,585

	Construction & Engineering — 0.6%
228	Orion Marine Group, Inc. (a)	2,830

	Electrical Equipment — 3.2%
156	Baldor Electric Co.	6,282
177	EnerSys (a)	4,423
296	Generac Holdings, Inc. (a)	4,031

		14,736
	Industrial Conglomerates — 0.8%
133	Carlisle Cos., Inc.	3,992

	Machinery — 2.3%
177	Graco, Inc.	5,623
108	Wabtec Corp.	5,166

		10,789
	Professional Services — 0.8%
183	Heidrick & Struggles International, Inc.	3,571

	Road & Rail — 3.4%
455	Avis Budget Group, Inc. (a)	5,298
70	Landstar System, Inc.	2,702
168	Marten Transport Ltd.	3,899
146	Old Dominion Freight Line, Inc. (a)	3,716

		15,615
	Trading Companies & Distributors — 0.9%
264	Rush Enterprises, Inc., Class A (a)	4,044

	Total Industrials	85,704
Information Technology — 27.5%
	Communications Equipment — 2.7%
152	Riverbed Technology, Inc. (a)	6,924
133	ViaSat, Inc. (a)	5,473

		12,397
	Computers & Peripherals — 0.9%
228	Compellent Technologies, Inc. (a)	4,152

	Internet Software & Services — 5.1%
171	Archipelago Learning, Inc. (a)	2,041
1,280	Art Technology Group, Inc. (a)	5,287
217	DealerTrack Holdings, Inc. (a)	3,710
178	LogMeIn, Inc. (a)	6,394
233	Rackspace Hosting, Inc. (a) (c)	6,043

		23,475
	IT Services — 0.1%
27	NCI, Inc., Class A (a)	513

	Semiconductors & Semiconductor Equipment — 6.1%
195	Cavium Networks, Inc. (a) (c)	5,594
97	Cymer, Inc. (a)	3,608
96	Hittite Microwave Corp. (a)	4,553
278	Mellanox Technologies Ltd., (Israel) (a)	5,454
271	Monolithic Power Systems, Inc. (a)	4,428
158	Varian Semiconductor Equipment Associates, Inc. (a)	4,556

		28,193
	Software — 12.6%
80	ANSYS, Inc. (a)	3,385
159	Blackboard, Inc. (a) (c)	5,712
260	BroadSoft, Inc. (a)	2,253
86	Concur Technologies, Inc. (a)	4,262
299	Fortinet, Inc. (a) (c)	7,485
287	NetSuite, Inc. (a) (c)	6,763
354	Nuance Communications, Inc. (a) (c)	5,531
125	RealPage, Inc. (a)	2,389
270	SolarWinds, Inc. (a)	4,653
217	Sourcefire, Inc. (a)	6,250
240	Taleo Corp., Class A (a)	6,959
120	TIBCO Software, Inc. (a)	2,136

		57,778
	Total Information Technology	126,508
Materials — 2.2%
	Chemicals — 1.4%
302	Innospec, Inc., (United Kingdom) (a)	4,602
89	STR Holdings, Inc. (a) (c)	1,913

		6,515
	Metals & Mining — 0.8%
258	Commercial Metals Co.	3,740

	Total Materials	10,255
Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
167	Cbeyond, Inc. (a)	2,146

	Total Common Stocks (Cost $367,364)	453,340
Short-Term Investment — 0.7%
	Investment Company — 0.7%
3,186	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $3,186)	3,186
Investments of Cash Collateral for Securities on Loan — 13.7%
	Investment Company — 13.7%
62,874	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $62,874)	62,874

	Total Investments — 112.8% (Cost $433,424)	519,400
	Liabilities in Excess of Other Assets — (12.8)%	(58,841)
	NET ASSETS — 100.0%	$460,559

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$105,520
Aggregate gross unrealized depreciation	(19,544)
Net unrealized appreciation/depreciation	$85,976
Federal income tax cost of investments	$433,424

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$519,400	$–	$–	$519,400

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 12.0%
		Auto Components — 0.6%
13		Autoliv, Inc., (Sweden)	876
114		Superior Industries International, Inc.	1,961

			2,837
		Automobiles — 0.1%
17		Tesla Motors, Inc. (a) (c)	344

		Distributors — 0.0% (g)
18		Audiovox Corp., Class A (a)	125

		Diversified Consumer Services — 0.4%
42		Regis Corp.	802
164		Stewart Enterprises, Inc., Class A	882

			1,684
		Hotels, Restaurants & Leisure — 1.6%
5		Biglari Holdings, Inc. (a)	1,699
177		Isle of Capri Casinos, Inc. (a)	1,265
229		O'Charley's, Inc. (a)	1,645
5		PF Chang's China Bistro, Inc.	240
80		Ruby Tuesday, Inc. (a)	947
135		Ruth's Hospitality Group, Inc. (a)	542
24		Wyndham Worldwide Corp.	648

			6,986
		Household Durables — 2.5%
89		American Greetings Corp., Class A	1,655
54		Blyth, Inc.	2,239
198		Furniture Brands International, Inc. (a)	1,068
80		Helen of Troy Ltd., (Bermuda) (a)	2,023
109		La-Z-Boy, Inc. (a)	919
139		Leggett & Platt, Inc.	3,159
9		Lifetime Brands, Inc. (a) (c)	136

			11,199
		Leisure Equipment & Products — 0.6%
26		Brunswick Corp.	393
124		JAKKS Pacific, Inc. (a)	2,185

			2,578
		Media — 1.4%
97		Belo Corp., Class A (a)	604
7		Carmike Cinemas, Inc. (a)	58
48		Crown Media Holdings, Inc., Class A (a) (c)	115
73		Cumulus Media, Inc., Class A (a) (c)	205
94		Dex One Corp. (a)	1,158
37		Entercom Communications Corp., Class A (a)	288
89		Journal Communications, Inc., Class A (a)	400
60		Scholastic Corp.	1,658
237		Sinclair Broadcast Group, Inc., Class A (a)	1,661

			6,147
		Multiline Retail — 0.9%
99		Bon-Ton Stores, Inc. (The) (a) (c)	1,007
120		Dillard's, Inc., Class A	2,827
7		Fred's, Inc., Class A	82

			3,916
		Specialty Retail — 2.5%
45		AnnTaylor Stores Corp. (a)	907
526		Borders Group, Inc. (a) (c)	626
34		Cache, Inc. (a)	172
28		Cato Corp. (The), Class A	755
169		Charming Shoppes, Inc. (a)	593
86		Conn's, Inc. (a) (c)	401
108		Finish Line, Inc. (The), Class A	1,505
160		Haverty Furniture Cos., Inc.	1,745
34		MarineMax, Inc. (a)	239
114		Midas, Inc. (a)	870
183		Pacific Sunwear of California, Inc. (a)	957
85		Rent-A-Center, Inc.	1,909
14		Signet Jewelers Ltd., (Bermuda) (a)	432

			11,111
		Textiles, Apparel & Luxury Goods — 1.4%
103		Jones Apparel Group, Inc.	2,025
172		Liz Claiborne, Inc. (a) (c)	1,044
24		Oxford Industries, Inc.	566
65		Perry Ellis International, Inc. (a)	1,427
33		Timberland Co. (The), Class A (a)	652
40		Unifi, Inc. (a)	179
15		Wolverine World Wide, Inc.	432

			6,325
		Total Consumer Discretionary	53,252
Consumer Staples — 2.7%
		Beverages — 0.0% (g)
10		MGP Ingredients, Inc. (c)	78

		Food & Staples Retailing — 0.6%
4		Andersons, Inc. (The)	140
149		Great Atlantic & Pacific Tea Co. (a) (c)	590
34		Nash Finch Co.	1,442
22		Pantry, Inc. (The) (a)	533

			2,705
		Food Products — 0.4%
72		B&G Foods, Inc.	784
110		Dole Food Co., Inc. (a) (c)	1,002

			1,786
		Household Products — 0.9%
366		Central Garden & Pet Co., Class A (a)	3,789

		Personal Products — 0.8%
64		Inter Parfums, Inc. (c)	1,124
26		Nu Skin Enterprises, Inc., Class A	752
170		Prestige Brands Holdings, Inc. (a)	1,678

			3,554
		Total Consumer Staples	11,912
Energy — 4.8%
		Energy Equipment & Services — 2.7%
769		Cal Dive International, Inc. (a)	4,205
62		Complete Production Services, Inc. (a)	1,258
45		Global Geophysical Services, Inc. (a)	330
47		Helix Energy Solutions Group, Inc. (a)	519
650		Hercules Offshore, Inc. (a)	1,723
351		Key Energy Services, Inc. (a) (c)	3,333
79		Pioneer Drilling Co. (a)	501
49		Union Drilling, Inc. (a)	219

			12,088
		Oil, Gas & Consumable Fuels — 2.1%
39		Alon USA Energy, Inc. (c)	211
14		Delta Petroleum Corp. (a) (c)	10
12		Frontline Ltd., (Bermuda) (c)	344
78		General Maritime Corp. (c)	384
36		Mariner Energy, Inc. (a)	869
12		Overseas Shipholding Group, Inc.	419
360		Petroquest Energy, Inc. (a)	2,194
82		Stone Energy Corp. (a)	1,208
42		Swift Energy Co. (a)	1,168
192		VAALCO Energy, Inc. (a)	1,100
137		W&T Offshore, Inc. (c)	1,449

			9,356
		Total Energy	21,444
Financials — 35.7%
		Capital Markets — 1.6%
19		Affiliated Managers Group, Inc. (a)	1,513
17		GAMCO Investors, Inc., Class A	663
43		Gladstone Capital Corp.	482
38		Gladstone Investment Corp.	254
42		Investment Technology Group, Inc. (a)	601
33		Janus Capital Group, Inc.	364
171		MCG Capital Corp.	1,000
47		NGP Capital Resources Co.	426
28		Oppenheimer Holdings, Inc., Class A	769
43		Piper Jaffray Cos. (a)	1,244

			7,316
		Commercial Banks — 11.2%
45		1st Source Corp.	781
61		1st United Bancorp, Inc. (a)	390
3		Alliance Financial Corp. (c)	79
37		BancFirst Corp.	1,489
76		Bank of Hawaii Corp.	3,418
96		Cathay General Bancorp	1,143
27		Centerstate Banks, Inc.	235
9		Central Pacific Financial Corp. (a) (c)	13
4		Century Bancorp, Inc., Class A	84
34		Chemical Financial Corp.	691
143		Citizens Republic Bancorp, Inc. (a)	129
81		City Holding Co. (c)	2,469
63		Community Bank System, Inc.	1,454
53		Community Trust Bancorp, Inc.	1,447
21		Cullen/Frost Bankers, Inc.	1,137
28		Financial Institutions, Inc.	494
396		First Bancorp (a) (c)	111
91		First Busey Corp. (c)	413
4		First Citizens BancShares, Inc., Class A	685
617		First Commonwealth Financial Corp.	3,364
20		First Community Bancshares, Inc.	262
120		First Financial Bancorp	2,002
12		First Financial Bankshares, Inc. (c)	550
31		First Interstate Bancsystem, Inc.	416
21		First Merchants Corp.	158
10		First South Bancorp, Inc. (c)	99
186		FirstMerit Corp.	3,405
217		FNB Corp.	1,856
1		Fulton Financial Corp.	11
25		Heartland Financial USA, Inc.	391
25		Lakeland Bancorp, Inc.	210
13		Lakeland Financial Corp.	241
69		MainSource Financial Group, Inc.	529
56		MB Financial, Inc.	907
27		Metro Bancorp, Inc. (a) (c)	281
62		Nara Bancorp, Inc. (a)	440
10		S&T Bancorp, Inc. (c)	178
8		SCBT Financial Corp.	263
8		Sierra Bancorp (c)	100
45		Simmons First National Corp., Class A	1,272
735		South Financial Group, Inc. (The) (a)	209
49		Southwest Bancorp, Inc.	629
27		State Bancorp, Inc.	241
8		Suffolk Bancorp (c)	195
182		Susquehanna Bancshares, Inc.	1,534
29		SVB Financial Group (a)	1,210
205		TCF Financial Corp.	3,317
18		Tompkins Financial Corp.	722
67		Trustmark Corp.	1,459
87		UMB Financial Corp.	3,096
47		Umpqua Holdings Corp.	536
75		United Community Banks, Inc. (a)	167
31		Washington Trust Bancorp, Inc.	587
8		West Bancorp, Inc. (a)	53
117		West Coast Bancorp (a) (c)	267
26		Westamerica Bancorp	1,400
94		Whitney Holding Corp.	765

			49,984
		Consumer Finance — 2.3%
105		Advance America Cash Advance Centers, Inc.	422
56		AmeriCredit Corp. (a)	1,375
10		Cardtronics, Inc. (a)	154
135		CompuCredit Holdings Corp. (c)	649
10		Credit Acceptance Corp. (a)	633
99		Dollar Financial Corp. (a)	2,064
9		Green Dot Corp., Class A (a)	417
102		World Acceptance Corp. (a) (c)	4,500

			10,214
		Diversified Financial Services — 0.6%
10		Marlin Business Services Corp. (a)	125
122		PHH Corp. (a)	2,569

			2,694
		Insurance — 5.8%
81		Ambac Financial Group, Inc. (a) (c)	45
330		American Equity Investment Life Holding Co.	3,376
17		Arch Capital Group Ltd., (Bermuda) (a)	1,408
32		Axis Capital Holdings Ltd., (Bermuda)	1,051
203		CNO Financial Group, Inc. (a)	1,126
66		Crawford & Co., Class B (a)	160
108		Delphi Financial Group, Inc., Class A	2,695
11		FBL Financial Group, Inc., Class A	288
45		First Mercury Financial Corp.	458
36		Hallmark Financial Services (a)	315
80		Harleysville Group, Inc.	2,636
164		Horace Mann Educators Corp.	2,907
50		Meadowbrook Insurance Group, Inc.	449
114		Platinum Underwriters Holdings Ltd., (Bermuda)	4,961
40		PMA Capital Corp., Class A (a)	301
29		ProAssurance Corp. (a)	1,659
47		Selective Insurance Group, Inc.	772
32		StanCorp Financial Group, Inc.	1,208

			25,815
		Real Estate Investment Trusts (REITs) — 12.3%
62		American Capital Agency Corp. (c)	1,645
323		Anworth Mortgage Asset Corp.	2,302
97		Apartment Investment & Management Co., Class A	2,074
116		Ashford Hospitality Trust, Inc. (a)	1,053
45		BioMed Realty Trust, Inc.	812
18		Brandywine Realty Trust	223
20		Capstead Mortgage Corp.	215
86		CBL & Associates Properties, Inc.	1,126
20		Colonial Properties Trust	322
22		Cypress Sharpridge Investments, Inc.	298
864		DCT Industrial Trust, Inc.	4,139
102		Developers Diversified Realty Corp.	1,140
157		DiamondRock Hospitality Co. (a)	1,494
21		DuPont Fabros Technology, Inc.	531
13		EastGroup Properties, Inc.	467
292		Education Realty Trust, Inc.	2,089
173		FelCor Lodging Trust, Inc. (a)	794
62		First Industrial Realty Trust, Inc. (a) (c)	313
49		Getty Realty Corp.	1,315
44		Home Properties, Inc.	2,312
77		Hospitality Properties Trust	1,724
39		LaSalle Hotel Properties	922
352		Lexington Realty Trust	2,519
67		LTC Properties, Inc.	1,702
384		MFA Financial, Inc.	2,933
122		Mission West Properties, Inc.	827
162		MPG Office Trust, Inc. (a)	404
42		Pebblebrook Hotel Trust (a)	755
126		Pennsylvania Real Estate Investment Trust (c)	1,495
66		PS Business Parks, Inc. (c)	3,711
360		RAIT Financial Trust (a) (c)	594
100		Ramco-Gershenson Properties Trust	1,067
87		Redwood Trust, Inc.	1,264
70		Resource Capital Corp.	441
21		Saul Centers, Inc.	881
73		Strategic Hotels & Resorts, Inc. (a)	309
214		Sunstone Hotel Investors, Inc. (a)	1,943
50		Taubman Centers, Inc.	2,217
31		Universal Health Realty Income Trust	1,056
368		U-Store-It Trust	3,072

			54,500
		Real Estate Management & Development — 0.2%
56		Forestar Group, Inc. (a)	946

		Thrifts & Mortgage Finance — 1.7%
117		Astoria Financial Corp.	1,595
79		Doral Financial Corp. (a)	130
9		ESB Financial Corp. (c)	131
11		First Financial Holdings, Inc.	119
247		MGIC Investment Corp. (a)	2,280
26		OceanFirst Financial Corp.	314
72		Ocwen Financial Corp. (a)	730
232		PMI Group, Inc. (The) (a) (c)	850
72		Radian Group, Inc.	560
75		Trustco Bank Corp.	415
12		Waterstone Financial, Inc. (a)	46
12		WSFS Financial Corp.	447

			7,617
		Total Financials	159,086
Health Care — 4.9%
		Biotechnology — 0.2%
57		Bionovo, Inc. (a) (c)	91
63		Idenix Pharmaceuticals, Inc. (a)	194
57		Lexicon Pharmaceuticals, Inc. (a)	90
27		Nabi Biopharmaceuticals (a)	130
53		Tengion, Inc. (a)	168

			673
		Health Care Equipment & Supplies — 1.5%
51		GenMark Diagnostics, Inc. (a)	172
99		Greatbatch, Inc. (a)	2,294
56		Invacare Corp.	1,490
21		Teleflex, Inc.	1,175
406		TomoTherapy, Inc. (a)	1,428

			6,559
		Health Care Providers & Services — 2.1%
212		Cross Country Healthcare, Inc. (a)	1,528
10		Emergency Medical Services Corp., Class A (a)	506
79		LCA-Vision, Inc. (a)	438
110		Magellan Health Services, Inc. (a)	5,192
24		PharMerica Corp. (a)	232
140		Skilled Healthcare Group, Inc., Class A (a)	551
40		US Physical Therapy, Inc. (a)	670
14		WellCare Health Plans, Inc. (a)	400

			9,517
		Health Care Technology — 0.0% (g)
11		MedQuist, Inc. (a)	96

		Life Sciences Tools & Services — 0.2%
88		Affymetrix, Inc. (a)	401
33		Kendle International, Inc. (a)	311

			712
		Pharmaceuticals — 0.9%
157		Medicines Co. (The) (a)	2,226
130		ViroPharma, Inc. (a)	1,934

			4,160
		Total Health Care	21,717
Industrials — 13.4%
		Aerospace & Defense — 1.0%
47		Ceradyne, Inc. (a)	1,086
86		Cubic Corp.	3,488

			4,574
		Air Freight & Logistics — 0.3%
15		Atlas Air Worldwide Holdings, Inc. (a)	740
130		Pacer International, Inc. (a)	782

			1,522
		Airlines — 1.7%
22		Alaska Air Group, Inc. (a)	1,097
40		Hawaiian Holdings, Inc. (a)	240
38		Pinnacle Airlines Corp. (a)	208
276		Republic Airways Holdings, Inc. (a)	2,287
160		SkyWest, Inc.	2,227
54		UAL Corp. (a) (c)	1,285

			7,344
		Building Products — 0.8%
160		Gibraltar Industries, Inc. (a)	1,440
105		Insteel Industries, Inc.	938
5		NCI Building Systems, Inc. (a)	47
37		Quanex Building Products Corp.	643
18		Trex Co., Inc. (a) (c)	340

			3,408
		Commercial Services & Supplies — 1.8%
95		ACCO Brands Corp. (a)	549
43		American Reprographics Co. (a)	334
41		ATC Technology Corp. (a)	1,004
54		G&K Services, Inc., Class A	1,239
58		HNI Corp.	1,677
27		Knoll, Inc.	417
11		M&F Worldwide Corp. (a)	268
80		Standard Register Co. (The)	234
125		Steelcase, Inc., Class A	1,039
27		United Stationers, Inc. (a)	1,418

			8,179
		Construction & Engineering — 0.9%
16		Dycom Industries, Inc. (a)	155
152		EMCOR Group, Inc. (a)	3,725

			3,880
		Electrical Equipment — 0.1%
92		LSI Industries, Inc.	589

		Industrial Conglomerates — 1.0%
1		Seaboard Corp.	1,063
45		Standex International Corp.	1,076
116		Tredegar Corp.	2,200
2		United Capital Corp. (a)	51

			4,390
		Machinery — 2.1%
47		AGCO Corp. (a)	1,830
58		American Railcar Industries, Inc. (a)	911
140		ArvinMeritor, Inc. (a)	2,179
18		Briggs & Stratton Corp.	338
9		Cascade Corp.	299
9		CIRCOR International, Inc.	294
27		Douglas Dynamics, Inc.	332
34		Mueller Industries, Inc.	909
145		Mueller Water Products, Inc., Class A	439
17		NACCO Industries, Inc., Class A	1,486
12		Tecumseh Products Co., Class A (a)	135
10		Watts Water Technologies, Inc., Class A	347

			9,499
		Marine — 0.7%
104		Excel Maritime Carriers Ltd., (Greece) (a) (c)	584
436		Horizon Lines, Inc., Class A	1,831
29		International Shipholding Corp.	816

			3,231
		Professional Services — 0.2%
131		SFN Group, Inc. (a)	787

		Road & Rail — 0.6%
28		Arkansas Best Corp.	688
25		Celadon Group, Inc. (a)	339
20		Heartland Express, Inc.	290
41		Saia, Inc. (a)	612
37		Werner Enterprises, Inc.	764

			2,693
		Trading Companies & Distributors — 2.2%
77		Aircastle Ltd.	651
122		Applied Industrial Technologies, Inc.	3,747
41		BlueLinx Holdings, Inc. (a) (c)	165
–	(h)	Houston Wire & Cable Co. (c)	–	(h)
14		Interline Brands, Inc. (a)	244
50		TAL International Group, Inc.	1,218
90		WESCO International, Inc. (a)	3,536

			9,561
		Total Industrials	59,657
Information Technology — 10.6%
		Communications Equipment — 1.5%
96		Arris Group, Inc. (a)	939
53		Black Box Corp.	1,709
51		CommScope, Inc. (a)	1,216
30		Emulex Corp. (a)	315
8		InterDigital, Inc. (a)	237
31		Meru Networks, Inc. (a) (c)	526
57		Oplink Communications, Inc. (a)	1,127
226		Powerwave Technologies, Inc. (a) (c)	410
			6,479
		Computers & Peripherals — 0.6%
187		Electronics for Imaging, Inc. (a)	2,269
34		Imation Corp. (a)	319
2		Quantum Corp. (a)	3

			2,591
		Electronic Equipment, Instruments & Components — 3.2%
99		Agilysys, Inc. (a)	645
17		Anixter International, Inc. (a)	912
2		Checkpoint Systems, Inc. (a)	43
77		Cognex Corp.	2,057
97		Coherent, Inc. (a)	3,881
56		CTS Corp.	537
33		Electro Rent Corp.	436
100		Methode Electronics, Inc.	905
41		Newport Corp. (a)	461
12		OSI Systems, Inc. (a)	447
52		Park Electrochemical Corp.	1,362
101		Power-One, Inc. (a) (c)	920
39		Tech Data Corp. (a)	1,580

			14,186
		Internet Software & Services — 0.5%
17		Ancestry.com, Inc. (a)	394
42		IntraLinks Holdings, Inc. (a)	709
47		Marchex, Inc., Class B	254
47		Perficient, Inc. (a)	432
4		SPS Commerce, Inc. (a)	54
66		United Online, Inc.	375

			2,218
		IT Services — 1.2%
31		Acxiom Corp. (a)	490
109		CIBER, Inc. (a)	328
146		CSG Systems International, Inc. (a)	2,665
57		Euronet Worldwide, Inc. (a)	1,018
15		Global Cash Access Holdings, Inc. (a)	63
38		Online Resources Corp. (a)	171
30		Unisys Corp. (a)	836

			5,571
		Semiconductors & Semiconductor Equipment — 1.3%
12		Alpha & Omega Semiconductor Ltd. (a)	137
68		Brooks Automation, Inc. (a)	458
55		DSP Group, Inc. (a)	382
72		Integrated Device Technology, Inc. (a)	419
33		IXYS Corp. (a)	314
152		Lattice Semiconductor Corp. (a)	724
12		MaxLinear, Inc., Class A (a)	130
34		Microsemi Corp. (a)	578
50		MIPS Technologies, Inc. (a)	485
58		Novellus Systems, Inc. (a)	1,539
29		Photronics, Inc. (a)	153
19		Rudolph Technologies, Inc. (a)	158
14		Semtech Corp. (a)	283
			5,760
		Software — 2.3%
233		Aspen Technology, Inc. (a)	2,417
67		BroadSoft, Inc. (a)	580
89		EPIQ Systems, Inc.	1,095
50		Fair Isaac Corp.	1,233
14		MicroStrategy, Inc., Class A (a)	1,221
11		QLIK Technologies, Inc. (a)	249
10		RealD, Inc. (a) (c)	192
25		S1 Corp. (a)	129
27		SciQuest, Inc. (a)	324
126		THQ, Inc. (a)	507
139		TIBCO Software, Inc. (a)	2,461
			10,408
		Total Information Technology	47,213
Materials — 5.8%
		Chemicals — 2.5%
18		A Schulman, Inc.	371
74		H.B. Fuller Co.	1,464
77		Innophos Holdings, Inc.	2,559
32		Koppers Holdings, Inc.	846
61		Minerals Technologies, Inc.	3,571
61		PolyOne Corp. (a)	731
208		Spartech Corp. (a)	1,709
			11,251
		Construction Materials — 0.0% (g)
27		Headwaters, Inc. (a)	97
		Containers & Packaging — 1.1%
17		Boise, Inc. (a)	110
8		Graham Packaging Co., Inc. (a)	91
102		Myers Industries, Inc.	880
59		Rock-Tenn Co., Class A	2,949
19		Silgan Holdings, Inc.	605
			4,635
		Metals & Mining — 1.5%
92		AM Castle & Co. (a)	1,224
230		Hecla Mining Co. (a) (c)	1,453
29		Metals USA Holdings Corp. (a)	378
230		Worthington Industries, Inc.	3,463
			6,518
		Paper & Forest Products — 0.7%
34		Buckeye Technologies, Inc.	495
10		Clearwater Paper Corp. (a)	738
18		Domtar Corp., (Canada)	1,130
56		Neenah Paper, Inc.	851
			3,214
		Total Materials	25,715
Telecommunication Services — 1.0%
		Diversified Telecommunication Services — 0.7%
77		Consolidated Communications Holdings, Inc.	1,440
138		Frontier Communications Corp.	1,124
52		Global Crossing Ltd., (Bermuda) (a)	670
			3,234
		Wireless Telecommunication Services — 0.3%
74		USA Mobility, Inc.	1,188

		Total Telecommunication Services	4,422
Utilities — 6.8%
		Electric Utilities — 1.5%
147		El Paso Electric Co. (a)	3,496
73		Portland General Electric Co.	1,482
50		UniSource Energy Corp.	1,678

			6,656
		Gas Utilities — 3.0%
128		Laclede Group, Inc. (The)	4,396
25		New Jersey Resources Corp.	984
101		Nicor, Inc. (c)	4,642
23		Piedmont Natural Gas Co., Inc.	655
74		Southwest Gas Corp.	2,499
5		UGI Corp.	155

			13,331
		Independent Power Producers & Energy Traders — 0.2%
132		Dynegy, Inc. (a)	642

		Multi-Utilities — 1.9%
171		Avista Corp.	3,568
33		Black Hills Corp.	1,027
140		NorthWestern Corp.	3,993

			8,588
		Water Utilities — 0.2%
16		California Water Service Group	591
31		Consolidated Water Co., Ltd., (Cayman Islands) (c)	298

			889
		Total Utilities	30,106
		Total Common Stocks (Cost $414,675)	434,524
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
2,095		U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $2,099)	2,099
SHARES
Short-Term Investment — 0.9%
		Investment Company — 0.9%
3,940		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $3,940)	3,940
Investment of Cash Collateral for Securities on Loan — 7.6%
		Investment Company — 7.6%
33,751		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $33,751)	33,751
		Total Investments — 106.6% (Cost $454,465)	474,314
		Liabilities in Excess of Other Assets — (6.6)%	(29,444)
		NET ASSETS — 100.0%	$444,870

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
174	E-mini Russell 2000	12/17/10	$11,736	$461

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,073
Aggregate gross unrealized depreciation	(54,224)
Net unrealized appreciation/depreciation	$19,849
Federal income tax cost of investments	$454,465

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$472,215	$2,099	$–	$474,314
Appreciation in Other Financial Instruments
Futures Contracts	$461	$–	$–	$461

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 26, 2010

By:

/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 26, 2010